UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-Q
  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES




                                    811-6061

                      (Investment Company Act File Number)


                             Federated Index Trust
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)



                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                        (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)






                       Date of Fiscal Year End:  10/31/06


                Date of Reporting Period:  Quarter ended 7/31/06







ITEM 1.     SCHEDULE OF INVESTMENTS




FEDERATED MAX-CAP INDEX FUND
PORTFOLIO OF INVESTMENTS
July 31, 2006 (unaudited)

  SHARES OR PRINCIPAL AMOUNT     VALUE

                   COMMON STOCKS --97.3%1
                   CONSUMER DISCRETIONARY--9.8%
         9,300     ADVO, Inc.                                                                                        $       336,753
         2,300   2 Alderwoods Group, Inc.                                                                                     45,149
        22,900   2 Amazon.com, Inc.                                                                                          615,781
        12,800   2 Apollo Group, Inc., Class A                                                                               605,696
        48,505   2 AutoNation, Inc.                                                                                          955,549
         5,330   2 AutoZone, Inc.                                                                                            468,347
         2,100   2 Aztar Corp.                                                                                               108,654
        24,014   2 Bed Bath & Beyond, Inc.                                                                                   803,989
        52,760     Best Buy Co., Inc.                                                                                      2,392,138
        11,521   2 Big Lots, Inc.                                                                                            186,179
         6,141     Black & Decker Corp.                                                                                      433,002
        29,386     Block (H&R), Inc.                                                                                         668,532
         9,199     Brunswick Corp.                                                                                           272,014
       107,671     CBS Corp. (New), Class B                                                                                2,953,416
        46,407     Carnival Corp.                                                                                          1,808,017
        11,586     Centex Corp.                                                                                              548,134
        35,369     Circuit City Stores, Inc.                                                                                 866,541
        51,657     Clear Channel Communications, Inc.                                                                      1,495,470
        29,600   2 Coach, Inc.                                                                                               849,816
       248,419 2,3 Comcast Corp., Class A                                                                                  8,540,645
        23,100     D. R. Horton, Inc.                                                                                        495,033
        12,782     Darden Restaurants, Inc.                                                                                  432,032
        18,716     Dillards, Inc., Class A                                                                                   562,041
        24,628     Dollar General Corp.                                                                                      330,508
         6,307     Dow Jones & Co.                                                                                           220,997
         7,000     E.W. Scripps Co., Class A                                                                                 299,110
        25,805     Eastman Kodak Co.                                                                                         574,161
        12,560     Family Dollar Stores, Inc.                                                                                285,363
        52,542     Federated Department Stores, Inc.                                                                       1,844,750
       170,809     Ford Motor Co.                                                                                          1,139,296
        11,749     Fortune Brands, Inc.                                                                                      852,037
        26,280     Gannett Co., Inc.                                                                                       1,369,714
        62,460     Gap (The), Inc.                                                                                         1,083,681
        74,125     General Motors Corp.                                                                                    2,389,049
        13,867     Genuine Parts Co.                                                                                         577,422
        15,708 2,3 Goodyear Tire & Rubber Co.                                                                                172,788
        15,300     Gtech Holdings Corp.                                                                                      515,457
        24,820     Harley Davidson, Inc.                                                                                   1,414,740
         5,500     Harman International Industries, Inc.                                                                     441,100
        13,744     Harrah's Entertainment, Inc.                                                                              826,152
        13,914     Hasbro, Inc.                                                                                              260,192
        30,362     Hilton Hotels Corp.                                                                                       726,563
       210,789     Home Depot, Inc.                                                                                        7,316,486
        14,792     ITT Corp.                                                                                                 747,736
        48,936     International Game Technology                                                                           1,891,866
        31,619 2,3 Interpublic Group Cos., Inc.                                                                              258,960
        27,606     Johnson Controls, Inc.                                                                                  2,119,037
        15,835     Jones Apparel Group, Inc.                                                                                 468,716
         7,092     KB HOME                                                                                                   301,552
         2,600 2,3 Kerzner International Ltd.                                                                                208,000
        30,208   2 Kohl's Corp.                                                                                            1,710,679
        19,691     Leggett and Platt, Inc.                                                                                   449,349
        13,422     Lennar Corp., Class A                                                                                     600,366
        31,471     Limited Brands                                                                                            791,810
        10,578     Liz Claiborne, Inc.                                                                                       373,932
       124,914     Lowe's Cos., Inc.                                                                                       3,541,312
        41,046     Marriott International, Inc., Class A                                                                   1,443,998
        39,861     Mattel, Inc.                                                                                              719,092
       121,700     McDonald's Corp.                                                                                        4,306,963
        34,414     McGraw-Hill Cos., Inc.                                                                                  1,937,508
         3,859     Meredith Corp.                                                                                            182,261
        13,600     Michaels Stores, Inc.                                                                                     576,912
         2,300   2 Navigant International, Inc.                                                                               37,812
        11,805     New York Times Co., Class A                                                                               261,717
        53,210     Newell Rubbermaid, Inc.                                                                                 1,402,616
       252,124     News Corp., Inc.                                                                                        4,850,866
        18,535     Nike, Inc., Class B                                                                                     1,464,265
        19,960     Nordstrom, Inc.                                                                                           684,628
        43,853   2 Office Depot, Inc.                                                                                      1,580,901
        18,606     Officemax, Inc.                                                                                           764,893
        19,326     Omnicom Group, Inc.                                                                                     1,710,544
         4,000   2 PETCO Animal Supplies, Inc.                                                                               112,280
        23,190     Penney (J.C.) Co., Inc.                                                                                 1,460,042
        19,884     Pulte Homes, Inc.                                                                                         566,694
        38,385     Radioshack Corp.                                                                                          620,685
         1,600   2 Ryans Restaurant Group, Inc.                                                                               25,216
         9,737   2 Sears Holdings Corp.                                                                                    1,336,403
        14,123     Sherwin-Williams Co.                                                                                      714,624
        22,503     Snap-On, Inc.                                                                                             945,351
         3,900   2 Sportsmans Guide, Inc.                                                                                    120,237
         6,813     Stanley Works                                                                                             309,106
        56,490     Staples, Inc.                                                                                           1,221,314
        79,668   2 Starbucks Corp.                                                                                         2,729,426
        24,933     Starwood Hotels & Resorts Worldwide, Inc.                                                               1,310,977
        46,282     TJX Cos., Inc.                                                                                          1,127,892
        70,813     Target Corp.                                                                                            3,251,733
        14,296     Tiffany & Co.                                                                                             451,611
       452,477     Time Warner, Inc.                                                                                       7,465,871
        21,247     Tribune Co.                                                                                               631,248
        54,668   2 Univision Communications, Inc., Class A                                                                 1,825,911
        21,530     V.F. Corp.                                                                                              1,460,165
        62,781   2 Viacom, Inc., Class B                                                                                   2,187,918
       217,247     Walt Disney Co.                                                                                         6,450,063
        12,419     Wendy's International, Inc.                                                                               747,127
         6,640     Whirlpool Corp.                                                                                           512,542
         4,020   2 Williams-Sonoma, Inc.                                                                                     127,836
        25,740     Yum! Brands, Inc.                                                                                       1,158,300
                       TOTAL                                                                                             123,341,357
                   CONSUMER STAPLES--9.5%
         9,816     Alberto-Culver Co., Class B                                                                               478,432
       225,562     Altria Group, Inc.                                                                                     18,038,193
        79,724     Anheuser-Busch Cos., Inc.                                                                               3,838,710
        62,474     Archer-Daniels-Midland Co.                                                                              2,748,856
        46,836     Avon Products, Inc.                                                                                     1,357,776
         8,260     Brown-Forman Corp., Class B                                                                               606,697
        76,488     CVS Corp.                                                                                               2,502,687
        18,290     Campbell Soup Co.                                                                                         670,877
        11,173     Clorox Co.                                                                                                669,710
       215,082     Coca-Cola Co.                                                                                           9,571,149
        69,337     Coca-Cola Enterprises, Inc.                                                                             1,487,972
        64,440     Colgate-Palmolive Co.                                                                                   3,822,581
        45,004     ConAgra, Inc.                                                                                             967,586
        16,900   2 Constellation Brands, Inc., Class A                                                                       413,374
        44,104     Costco Wholesale Corp.                                                                                  2,326,927
        11,500   2 Dean Foods Co.                                                                                            431,595
        12,500     Estee Lauder Cos., Inc., Class A                                                                          466,500
        49,955     General Mills, Inc.                                                                                     2,592,665
        51,102     H.J. Heinz Co.                                                                                          2,144,751
        13,222     Hershey Foods Corp.                                                                                       726,813
        24,607     Kellogg Co.                                                                                             1,185,319
        48,086     Kimberly-Clark Corp.                                                                                    2,935,650
         4,370     Kraft Foods, Inc., Class A                                                                                141,588
        75,121   2 Kroger Co.                                                                                              1,722,525
        65,329     Loews Corp.                                                                                             2,421,093
        19,100     McCormick & Co., Inc.                                                                                     669,646
         5,852     Molson Coors Brewing Co., Class B                                                                         418,125
       169,745     PepsiCo, Inc.                                                                                          10,758,438
       338,912     Procter & Gamble Co.                                                                                   19,046,854
         8,100     Reynolds American, Inc.                                                                                 1,026,918
        16,021     SUPERVALU, Inc.                                                                                           434,327
        44,623     Safeway Inc.                                                                                            1,253,014
        70,687     Sara Lee Corp.                                                                                          1,194,610
        48,872     Sysco Corp.                                                                                             1,348,867
        31,424     The Pepsi Bottling Group, Inc.                                                                          1,044,848
        20,800     Tyson Foods, Inc., Class A                                                                                294,320
        16,877   3 UST, Inc.                                                                                                 853,132
       256,830     Wal-Mart Stores, Inc.                                                                                  11,428,935
        81,196     Walgreen Co.                                                                                            3,798,349
        11,500     Whole Foods Market, Inc.                                                                                  661,365
        20,357     Wrigley (Wm.), Jr. Co.                                                                                    933,549
                       TOTAL                                                                                             119,435,323
                   ENERGY--10.5%
        51,020     Anadarko Petroleum Corp.                                                                                2,333,655
        43,572     Apache Corp.                                                                                            3,070,519
        32,800     BJ Services Co.                                                                                         1,189,656
        35,281     Baker Hughes, Inc.                                                                                      2,820,716
        14,400     CONSOL Energy, Inc.                                                                                       592,704
        29,100     Chesapeake Energy Corp.                                                                                   957,390
       243,261     Chevron Corp.                                                                                          16,001,709
       180,740     ConocoPhillips                                                                                         12,405,994
        44,536     Devon Energy Corp.                                                                                      2,878,807
        22,006     EOG Resources, Inc.                                                                                     1,631,745
        68,139     El Paso Corp.                                                                                           1,090,224
       634,441     Exxon Mobil Corp.                                                                                      42,977,033
         3,600   2 Forest Oil Corp.                                                                                          120,636
       124,296     Halliburton Co.                                                                                         4,146,515
        29,961     Hess Corp.                                                                                              1,584,937
        48,584     Kerr-McGee Corp.                                                                                        3,410,597
        10,113     Kinder Morgan, Inc.                                                                                     1,031,526
        36,496     Marathon Oil Corp.                                                                                      3,307,997
         7,700   2 Mariner Energy, Inc.                                                                                      138,677
         2,600   2 Maverick Tube Corp.                                                                                       165,854
        14,800     Murphy Oil Corp.                                                                                          761,608
        31,680   2 Nabors Industries Ltd.                                                                                  1,118,938
        12,814   2 National-Oilwell, Inc.                                                                                    859,051
        11,178     Noble Corp.                                                                                               802,022
        50,265     Occidental Petroleum Corp.                                                                              5,416,054
        13,152     Rowan Cos., Inc.                                                                                          445,458
       100,412     Schlumberger Ltd.                                                                                       6,712,542
        11,920     Sunoco, Inc.                                                                                              828,917
        33,790   2 Transocean Sedco Forex, Inc.                                                                            2,609,602
        75,557     Valero Energy Corp.                                                                                     5,094,846
        28,600   2 Weatherford International Ltd.                                                                          1,339,624
        10,300     Western Gas Resources, Inc.                                                                               624,592
        57,261     Williams Cos., Inc.                                                                                     1,388,579
        38,732     XTO Energy, Inc.                                                                                        1,820,017
                       TOTAL                                                                                             131,678,741
                   FINANCIALS--21.3%
        30,874     AON Corp.                                                                                               1,056,817
        44,400     Ace Ltd.                                                                                                2,287,932
        39,682     Aflac, Inc.                                                                                             1,751,563
        82,415     Allstate Corp.                                                                                          4,682,820
         8,173     Ambac Financial Group, Inc.                                                                               679,258
       131,995     American Express Co.                                                                                    6,871,660
       250,362     American International Group, Inc.                                                                     15,189,462
        20,439     Ameriprise Financial, Inc.                                                                                911,579
        37,652     Amsouth Bancorporation                                                                                  1,079,106
        10,400     Apartment Investment & Management Co., Class A                                                            500,136
        33,600     Archstone-Smith Trust                                                                                   1,762,992
        51,985     BB&T Corp.                                                                                              2,182,850
       469,356     Bank of America Corp.                                                                                  24,185,915
        77,139     Bank of New York Co., Inc.                                                                              2,592,642
        13,034     Bear Stearns & Co., Inc.                                                                                1,849,134
         7,400     Boston Properties, Inc.                                                                                   726,680
        35,500   2 Boykin Lodging Co.                                                                                        381,270
        17,100     CIT Group, Inc.                                                                                           785,061
        26,153     Capital One Financial Corp.                                                                             2,022,935
        35,790     Chubb Corp.                                                                                             1,804,532
        37,123     Cincinnati Financial Corp.                                                                              1,750,721
       520,589     Citigroup, Inc.                                                                                        25,149,655
        17,423     Comerica, Inc.                                                                                          1,020,117
        15,000     Commerce Bancorp, Inc.                                                                                    509,550
        50,900     Commercial Capital Bancorp, Inc.                                                                          808,292
        17,172     Compass Bancshares, Inc.                                                                                1,012,118
        46,442     Countrywide Financial Corp.                                                                             1,664,017
        31,600   2 E*Trade Group, Inc.                                                                                       736,596
        57,867     Equity Office Properties Trust                                                                          2,193,738
        21,900     Equity Residential Properties Trust                                                                     1,018,569
        66,769     Federal Home Loan Mortgage Corp.                                                                        3,863,254
       112,716     Federal National Mortgage Association                                                                   5,400,224
         8,200     Federated Investors, Inc.                                                                                 254,282
        54,807     Fifth Third Bancorp                                                                                     2,090,339
         9,500     First Horizon National Corp.                                                                              398,050
        13,780     Franklin Resources, Inc.                                                                                1,260,181
        38,100     Genworth Financial, Inc., Class A                                                                       1,306,830
        39,152     Golden West Financial Corp.                                                                             2,883,936
        36,700     Goldman Sachs Group, Inc.                                                                               5,605,925
        29,770     Hartford Financial Services Group, Inc.                                                                 2,525,687
         7,698     Host Marriott Corp.                                                                                       163,352
        20,909     Huntington Bancshares, Inc.                                                                               509,134
         3,600     Interchange Financial Services Corp.                                                                       81,360
       382,468     J.P. Morgan Chase & Co.                                                                                17,448,190
        30,892     Janus Capital Group, Inc.                                                                                 500,141
        35,779     KeyCorp                                                                                                 1,320,245
        21,300     Kimco Realty Corp.                                                                                        835,812
        10,400     Legg Mason, Inc.                                                                                          868,088
        54,206     Lehman Brothers Holdings, Inc.                                                                          3,520,680
        31,310     Lincoln National Corp.                                                                                  1,774,651
        15,200     M & T Bank Corp.                                                                                        1,853,184
        12,331     MBIA Insurance Corp.                                                                                      725,186
         7,364     MGIC Investment Corp.                                                                                     419,085
         1,910     Macerich Co. (The)                                                                                        138,953
             4     Manulife Financial Corp.                                                                                      127
        41,310     Marsh & McLennan Cos., Inc.                                                                             1,116,609
        21,400     Marshall & Ilsley Corp.                                                                                 1,005,158
        44,347     Mellon Financial Corp.                                                                                  1,552,145
        96,025     Merrill Lynch & Co., Inc.                                                                               6,992,541
        84,741     MetLife, Inc.                                                                                           4,406,532
           100     MidCap S&P Depository Receipts Trust                                                                       13,535
        22,134     Moody's Corp.                                                                                           1,214,714
       115,856     Morgan Stanley                                                                                          7,704,424
        17,100     MortgageIT Holdings, Inc.                                                                                 249,831
        56,266     National City Corp.                                                                                     2,025,576
        60,072     North Fork Bancorp, Inc.                                                                                1,701,840
        20,169     Northern Trust Corp.                                                                                    1,151,650
        11,700     Northwestern Corp.                                                                                        405,990
        25,827     PNC Financial Services Group                                                                            1,829,585
        14,300     Plum Creek Timber Co., Inc.                                                                               487,058
        28,100     Principal Financial Group                                                                               1,517,400
        60,320     Progressive Corp., OH                                                                                   1,459,141
        24,700     Prologis                                                                                                1,367,145
        61,700     Prudential Financial, Inc.                                                                              4,852,088
        11,200     Public Storage, Inc.                                                                                      899,248
        47,429     Regions Financial Corp.                                                                                 1,721,198
        20,242     S&P Depository Receipts Trust, ADR                                                                      2,587,940
        13,922     SAFECO Corp.                                                                                              747,890
        35,540     SLM Corp.                                                                                               1,787,662
       121,986     Schwab (Charles) Corp.                                                                                  1,937,138
        18,700     Simon Property Group, Inc.                                                                              1,599,411
        37,365     Sovereign Bancorp, Inc.                                                                                   771,214
           100     State National Bank                                                                                         3,724
        29,362     State Street Corp.                                                                                      1,763,482
        46,691     SunTrust Banks, Inc.                                                                                    3,682,519
        29,655     Synovus Financial Corp.                                                                                   838,050
        30,508     T. Rowe Price Group, Inc.                                                                               1,260,285
         4,720     TD Banknorth, Inc.                                                                                        136,880
         4,300     Texas Regional Bancshares, Inc., Class A                                                                  163,013
        71,149     The St. Paul Travelers Cos., Inc.                                                                       3,258,624
        10,137     Torchmark Corp.                                                                                           612,984
        34,300     Trizec Properties, Inc.                                                                                   986,468
       182,463     U.S. Bancorp                                                                                            5,838,816
        21,953     UNUMProvident Corp.                                                                                       356,297
        19,800     Vornado Realty Trust                                                                                    2,070,090
       167,680     Wachovia Corp.                                                                                          8,992,678
        95,313     Washington Mutual Bank                                                                                  4,260,491
       184,949     Wells Fargo & Co.                                                                                      13,379,211
        14,636     XL Capital Ltd., Class A                                                                                  932,313
         7,172     Zions Bancorp                                                                                             589,108
                       TOTAL                                                                                             267,144,309
                   HEALTH CARE--12.3%
       160,341     Abbott Laboratories                                                                                     7,659,489
        58,804     Aetna, Inc.                                                                                             1,851,738
        11,721     Allergan, Inc.                                                                                          1,264,110
        19,284     AmerisourceBergen Corp.                                                                                   829,212
       118,757   2 Amgen, Inc.                                                                                             8,282,113
        11,400   2 Andrx Group                                                                                               271,890
        36,948     Applera Corp.                                                                                           1,187,878
         8,104     Bard (C.R.), Inc.                                                                                         575,141
         8,700   2 Barr Laboratories, Inc.                                                                                   432,912
         4,232     Bausch & Lomb, Inc.                                                                                       200,174
        59,124     Baxter International, Inc.                                                                              2,483,208
        27,128     Becton, Dickinson & Co.                                                                                 1,788,278
        33,234   2 Biogen Idec, Inc.                                                                                       1,399,816
        21,904     Biomet, Inc.                                                                                              721,518
        93,945   2 Boston Scientific Corp.                                                                                 1,598,004
       226,525     Bristol-Myers Squibb Co.                                                                                5,429,804
        12,470     CIGNA Corp.                                                                                             1,137,888
        52,908     Cardinal Health, Inc.                                                                                   3,544,836
        50,751     Caremark Rx, Inc.                                                                                       2,679,653
         2,290   2 Covance, Inc.                                                                                             146,010
        14,300   2 Coventry Health Care, Inc.                                                                                753,610
       113,966     Eli Lilly & Co.                                                                                         6,469,850
        58,100   2 Encore Medical Corp.                                                                                      363,706
        11,000   2 Express Scripts, Inc., Class A                                                                            847,330
        16,200   2 Fisher Scientific International, Inc.                                                                   1,200,582
        33,176   2 Forest Laboratories, Inc., Class A                                                                      1,536,381
        23,800   2 Genzyme Corp.                                                                                           1,625,064
        35,814   2 Gilead Sciences, Inc.                                                                                   2,201,845
        38,748     HCA, Inc.                                                                                               1,904,852
        23,900     Health Management Association, Class A                                                                    485,887
        27,344   2 Hospira, Inc.                                                                                           1,194,659
        16,131   2 Humana, Inc.                                                                                              902,207
        17,173     IMS Health, Inc.                                                                                          471,227
       287,262     Johnson & Johnson                                                                                      17,968,238
        18,984   2 King Pharmaceuticals, Inc.                                                                                323,108
        24,900   2 Laboratory Corp. of America Holdings                                                                    1,604,058
        10,943     Manor Care, Inc.                                                                                          547,697
        41,266     McKesson HBOC, Inc.                                                                                     2,079,394
        27,489   2 Medco Health Solutions, Inc.                                                                            1,630,922
        19,337   2 Medimmune, Inc.                                                                                           490,773
       100,183     Medtronic, Inc.                                                                                         5,061,245
       247,720     Merck & Co., Inc.                                                                                       9,975,684
         3,577   2 Millipore Corp.                                                                                           224,099
        29,150     Mylan Laboratories, Inc.                                                                                  640,134
        11,800   2 Patterson Cos., Inc.                                                                                      392,468
        18,407     PerkinElmer, Inc.                                                                                         331,878
       790,020     Pfizer, Inc.                                                                                           20,532,620
        18,892     Quest Diagnostic, Inc.                                                                                  1,135,787
       117,332     Schering Plough Corp.                                                                                   2,398,266
        28,308   2 St. Jude Medical, Inc.                                                                                  1,044,565
        25,602     Stryker Corp.                                                                                           1,165,147
        37,605   2 Tenet Healthcare Corp.                                                                                    222,622
        33,953   2 Thermo Electron Corp.                                                                                   1,256,601
       152,325     UnitedHealth Group, Inc.                                                                                7,285,705
        26,100   2 Waters Corp.                                                                                            1,061,748
         8,583   2 Watson Pharmaceuticals, Inc.                                                                              192,173
        74,091   2 Wellpoint, Inc.                                                                                         5,519,780
       135,854     Wyeth                                                                                                   6,584,843
        19,294   2 Zimmer Holdings, Inc.                                                                                   1,220,153
                       TOTAL                                                                                             154,330,580
                   INDUSTRIALS--10.7%
        88,852     3M Co.                                                                                                  6,255,181
        24,943   2 Allied Waste Industries, Inc.                                                                             253,421
        15,759     American Power Conversion Corp.                                                                           266,012
        16,200     American Standard Cos.                                                                                    625,806
         8,042     Avery Dennison Corp.                                                                                      471,502
         9,100   2 Aviall, Inc.                                                                                              432,523
        93,805     Boeing Co.                                                                                              7,262,383
        31,708     Burlington Northern Santa Fe Corp.                                                                      2,184,998
        18,332     CSX Corp.                                                                                               1,112,386
        78,276     Caterpillar, Inc.                                                                                       5,547,420
       145,663     Cendant Corp.                                                                                           2,186,402
        12,237     Cintas Corp.                                                                                              431,966
         7,457     Cooper Industries Ltd., Class A                                                                           642,495
         3,317     Cummins, Inc.                                                                                             388,089
        37,740     Danaher Corp.                                                                                           2,460,648
        21,086     Deere & Co.                                                                                             1,530,211
        15,023     Donnelley (R.R.) & Sons Co.                                                                               438,521
        17,302     Dover Corp.                                                                                               815,616
        11,154     Eaton Corp.                                                                                               714,971
        39,652     Emerson Electric Co.                                                                                    3,129,336
        11,816     Equifax, Inc.                                                                                             381,420
        30,168     FedEx Corp.                                                                                             3,158,891
         6,456     Fluor Corp.                                                                                               567,030
        37,616     General Dynamics Corp.                                                                                  2,521,024
     1,046,536     General Electric Co.                                                                                   34,211,262
        11,490     Goodrich (B.F.) Co.                                                                                       463,851
         7,047     Grainger (W.W.), Inc.                                                                                     437,548
        80,618     Honeywell International, Inc.                                                                           3,119,917
        41,218     Illinois Tool Works, Inc.                                                                               1,884,899
        50,284     Ingersoll-Rand Co., Class A                                                                             1,800,167
         9,375     L-3 Communications Holdings, Inc.                                                                         690,469
         5,400     Laidlaw International, Inc.                                                                               143,100
        36,788     Lockheed Martin Corp.                                                                                   2,931,268
        45,436     Masco Corp.                                                                                             1,214,504
         8,768   2 Monster Worldwide, Inc.                                                                                   350,720
         2,800   2 NCO Group, Inc.                                                                                            74,060
         4,063   2 Navistar International Corp.                                                                               90,849
        58,653     Norfolk Southern Corp.                                                                                  2,546,713
        46,500     Northrop Grumman Corp.                                                                                  3,077,835
        24,696     PACCAR, Inc.                                                                                            1,994,202
         9,289     Pall Corp.                                                                                                242,257
        21,697     Parker-Hannifin Corp.                                                                                   1,567,391
        19,503     Pitney Bowes, Inc.                                                                                        805,864
        61,055     Raytheon Co.                                                                                            2,751,749
         1,077     Raytheon Co., Warrants                                                                                     13,893
        29,794     Robert Half International, Inc.                                                                           964,134
        17,843     Rockwell Automation, Inc.                                                                               1,105,909
        31,443     Rockwell Collins                                                                                        1,678,113
         4,886     Ryder System, Inc.                                                                                        246,254
        68,846     Southwest Airlines Co.                                                                                  1,238,540
        12,130     Textron Inc.                                                                                            1,090,608
       196,692     Tyco International Ltd.                                                                                 5,131,694
        35,295     Union Pacific Corp.                                                                                     3,000,075
       121,640     United Parcel Service, Inc.                                                                             8,382,212
        85,122     United Technologies Corp.                                                                               5,293,737
        58,154     Waste Management, Inc.                                                                                  1,999,335
         6,100   2 West Corp.                                                                                                291,092
                       TOTAL                                                                                             134,612,473
                   INFORMATION TECHNOLOGY--13.8%
         7,318   2 ADC Telecommunications, Inc.                                                                               89,499
        16,000 2,3 Ade Corp.                                                                                                 514,880
        46,210   2 Adobe Systems, Inc.                                                                                     1,317,447
        47,400   2 Advanced Digital Information Corp.                                                                        571,644
        38,634   2 Advanced Micro Devices, Inc.                                                                              749,113
        15,600   2 Affiliated Computer Services, Inc., Class A                                                               794,508
        45,472   2 Agilent Technologies, Inc.                                                                              1,293,223
        64,239   2 Altera Corp.                                                                                            1,111,977
        30,824     Analog Devices, Inc.                                                                                      996,540
        12,303   2 Andrew Corp.                                                                                              103,960
        76,898   2 Apple Computer, Inc.                                                                                    5,225,988
       160,010     Applied Materials, Inc.                                                                                 2,518,557
        17,220   2 Autodesk, Inc.                                                                                            587,374
        53,905     Automatic Data Processing, Inc.                                                                         2,358,883
        31,939   2 Avaya, Inc.                                                                                               295,755
        44,624   2 BMC Software, Inc.                                                                                      1,045,094
        36,366   2 Broadcom Corp.                                                                                            872,420
        40,068     CA, Inc.                                                                                                  839,825
        51,149   2 CIENA Corp.                                                                                               185,671
       670,428   2 Cisco Systems, Inc.                                                                                    11,967,140
        14,330   2 Citrix Systems, Inc.                                                                                      455,264
        28,041   2 Computer Sciences Corp.                                                                                 1,469,068
        28,770   2 Compuware Corp.                                                                                           201,102
        15,825   2 Comverse Technology, Inc.                                                                                 306,689
        42,025   2 Convergys Corp.                                                                                           801,837
       150,800   2 Corning, Inc.                                                                                           2,875,756
       261,099   2 Dell, Inc.                                                                                              5,660,626
       233,528   2 EMC Corp. Mass                                                                                          2,370,309
        28,100   2 Electronic Arts, Inc.                                                                                   1,323,791
        45,080     Electronic Data Systems Corp.                                                                           1,077,412
         6,100   2 Excel Technology, Inc.                                                                                    178,913
        17,600 2,3 Fargo Electronics                                                                                         448,448
         3,200     Fidelity National Information Services, Inc.                                                              114,368
        77,448     First Data Corp.                                                                                        3,163,751
        13,767   2 Fiserv, Inc.                                                                                              601,067
        39,724   2 Freescale Semiconductor, Inc., Class B                                                                  1,132,928
        21,036   2 Google Inc.                                                                                             8,132,518
       320,270     Hewlett-Packard Co.                                                                                    10,219,816
       163,963     IBM Corp.                                                                                              12,692,376
       605,380     Intel Corp.                                                                                            10,896,840
        51,930   2 Intuit, Inc.                                                                                            1,603,079
       118,842 2,3 JDS Uniphase Corp.                                                                                        253,133
        15,185     Jabil Circuit, Inc.                                                                                       350,774
        63,800   2 Juniper Networks, Inc.                                                                                    858,110
        19,925     KLA-Tencor Corp.                                                                                          840,636
        28,814 2,3 LSI Logic Corp.                                                                                           236,275
        21,118 2,3 Lexmark International Group, Class A                                                                    1,141,428
        25,214     Linear Technology Corp.                                                                                   815,673
       425,488   2 Lucent Technologies, Inc.                                                                                 906,289
        28,741     Maxim Integrated Products, Inc.                                                                           844,411
         3,100   2 Mercury Interactive Corp.                                                                                 155,620
        76,298   2 Micron Technology, Inc.                                                                                 1,189,486
       915,218     Microsoft Corp.                                                                                        21,992,689
        14,981     Molex, Inc.                                                                                               475,197
       278,521     Motorola, Inc.                                                                                          6,339,138
        14,374   2 NCR Corp.                                                                                                 461,980
        30,700   2 NVIDIA Corp.                                                                                              679,391
        29,614     National Semiconductor Corp.                                                                              688,822
        40,561 2,3 Network Appliance, Inc.                                                                                 1,204,256
        30,323   2 Novell, Inc.                                                                                              196,796
        13,421   2 Novellus Systems, Inc.                                                                                    339,686
       447,613   2 Oracle Corp.                                                                                            6,700,767
        13,895 2,3 PMC-Sierra, Inc.                                                                                           71,003
         7,873   2 Parametric Technology Corp.                                                                               121,720
        31,757     Paychex, Inc.                                                                                           1,085,454
        40,132   2 Qlogic Corp.                                                                                              701,909
       143,578     Qualcomm, Inc.                                                                                          5,062,560
        24,200   2 RSA Security, Inc.                                                                                        667,436
        14,186     Sabre Group Holdings, Inc.                                                                                293,650
        15,700   2 Sandisk Corp.                                                                                             732,562
        63,101   2 Sanmina-SCI Corp.                                                                                         218,329
        72,405   2 Solectron Corp.                                                                                           218,663
       265,286 2,3 Sun Microsystems, Inc.                                                                                  1,153,994
        85,780   2 Symantec Corp.                                                                                          1,489,999
        20,042     Symbol Technologies, Inc.                                                                                 221,464
        23,856     Tektronix, Inc.                                                                                           650,553
        44,687   2 Tellabs, Inc.                                                                                             420,058
        14,201   2 Teradyne, Inc.                                                                                            186,601
       175,591     Texas Instruments, Inc.                                                                                 5,229,100
        25,822   2 Unisys Corp.                                                                                              132,209
        21,300   2 Verisign, Inc.                                                                                            381,909
       135,122   2 Xerox Corp.                                                                                             1,903,869
        28,412     Xilinx, Inc.                                                                                              576,479
       107,888   2 Yahoo, Inc.                                                                                             2,928,080
        95,100   2 eBay, Inc.                                                                                              2,289,057
                       TOTAL                                                                                             172,572,671
                   MATERIALS--2.8%
        19,732     Air Products & Chemicals, Inc.                                                                          1,261,467
        68,348     Alcoa, Inc.                                                                                             2,047,022
         7,645     Allegheny Technologies, Inc.                                                                              488,439
        16,220     Ashland, Inc.                                                                                           1,078,792
         9,544     Ball Corp.                                                                                                365,535
         8,276     Bemis Co., Inc.                                                                                           254,073
             1     Chemtura Corp.                                                                                                  9
        90,837     Dow Chemical Co.                                                                                        3,141,143
        93,576     Du Pont (E.I.) de Nemours & Co.                                                                         3,711,224
        18,596     Eastman Chemical Co.                                                                                      922,919
        39,206     Ecolab, Inc.                                                                                            1,688,602
        19,811     Freeport-McMoRan Copper & Gold, Inc., Class B                                                           1,080,888
        10,958 2,3 Hercules, Inc.                                                                                            152,316
         7,142     International Flavors & Fragrances, Inc.                                                                  264,254
        43,126     International Paper Co.                                                                                 1,480,516
        10,182     Louisiana-Pacific Corp.                                                                                   203,640
        20,228     MeadWestvaco Corp.                                                                                        528,355
        53,754     Monsanto Co.                                                                                            2,310,884
        38,713     Newmont Mining Corp.                                                                                    1,983,267
        42,668     Nucor Corp.                                                                                             2,268,658
        16,742     PPG Industries, Inc.                                                                                    1,030,303
        16,808   2 Pactiv Corp.                                                                                              411,964
        27,032     Phelps Dodge Corp.                                                                                      2,360,975
        29,490     Praxair, Inc.                                                                                           1,617,232
        14,158     Rohm & Haas Co.                                                                                           652,967
         7,125     Sealed Air Corp.                                                                                          336,585
         5,680     Sigma-Aldrich Corp.                                                                                       394,760
         8,024     Temple-Inland, Inc.                                                                                       341,341
        11,610     United States Steel Corp.                                                                                 732,243
         7,806     Vulcan Materials Co.                                                                                      522,768
        20,820     Weyerhaeuser Co.                                                                                        1,221,301
                       TOTAL                                                                                              34,854,442
                   TELECOMMUNICATION SERVICES--3.2%
       404,617     AT&T, Inc.                                                                                             12,134,464
        30,546     Alltel Corp.                                                                                            1,685,223
       187,202     BellSouth Corp.                                                                                         7,332,702
        12,630     CenturyTel, Inc.                                                                                          487,139
        45,268     Citizens Communications Co., Class B                                                                      580,788
        13,719   2 Embarq Corp.                                                                                              620,785
       227,772 2,3 Qwest Communications International, Inc.                                                                1,819,898
       255,288     Sprint Nextel Corp.                                                                                     5,054,702
         3,380     Telephone and Data System, Inc.                                                                           138,107
       297,254     Verizon Communications                                                                                 10,053,130
        35,718     Windstream Corp.                                                                                          447,547
                       TOTAL                                                                                              40,354,485
                   UTILITIES--3.4%
        66,039   2 AES Corp.                                                                                               1,311,534
        15,343   2 Allegheny Energy, Inc.                                                                                    629,830
        15,957     Ameren Corp.                                                                                              821,785
        34,804     American Electric Power Co., Inc.                                                                       1,257,120
        14,292 2,3 CMS Energy Corp.                                                                                          200,231
        25,514     CenterPoint Energy, Inc.                                                                                  350,562
        23,341     Consolidated Edison Co.                                                                                 1,093,993
        20,224     Constellation Energy Group                                                                              1,171,172
        16,667     DTE Energy Co.                                                                                            705,347
        36,707     Dominion Resources, Inc.                                                                                2,880,765
       151,849     Duke Energy Corp.                                                                                       4,604,062
        33,358   2 Dynegy, Inc.                                                                                              187,806
        30,158     Edison International                                                                                    1,247,938
        20,382     Entergy Corp.                                                                                           1,571,452
        67,132     Exelon Corp.                                                                                            3,886,943
        40,626     FPL Group, Inc.                                                                                         1,752,606
        29,884     FirstEnergy Corp.                                                                                       1,673,504
        13,356     KeySpan Corp.                                                                                             537,846
         5,300   2 Mirant Corp.                                                                                              140,821
         1,589     NICOR, Inc.                                                                                                69,630
        25,480     NiSource, Inc.                                                                                            579,670
        38,236     P G & E Corp.                                                                                           1,593,676
        57,674     PPL Corp.                                                                                               1,962,069
         2,557     Peoples Energy Corp.                                                                                      107,931
         9,318     Pinnacle West Capital Corp.                                                                               400,767
        20,807     Progress Energy, Inc.                                                                                     906,145
        25,969     Public Service Enterprises Group, Inc.                                                                  1,751,090
        22,941     Sempra Energy                                                                                           1,107,133
        58,086     Southern Co.                                                                                            1,962,145
        15,688     TECO Energy, Inc.                                                                                         250,067
        60,616     TXU Corp.                                                                                               3,893,366
        76,624     Xcel Energy, Inc.                                                                                       1,535,545
                       TOTAL                                                                                              42,144,551
                       TOTAL COMMON STOCKS (IDENTIFIED COST $559,699,720)                                              1,220,468,932
                   CORPORATE BONDS--0.0%
                   HEALTH CARE--0.0%
  $    250,000 4,5 Genzyme Corp., Conv. Bond, 1.25%, 12/1/2023                                                               277,825
                   INDUSTRIALS--0.0%
       227,000     Tyco International Group, Company Guarantee, 3.125%, 1/15/2023                                            284,545
                       TOTAL CORPORATE BONDS (IDENTIFIED COST $583,871)                                                      562,370
                   PREFERRED STOCK--0.0%
                   ENERGY--0.0%
         1,085     Hess Corp., Conv. Pfd.  (IDENTIFIED COST $76,167)                                                         144,077
                   U.S. TREASURY --0.4%6
  $  5,490,000     United States Treasury Bill, 10/12/2006  (IDENTIFIED COST $5,435,814)                                   5,435,814
                   REPURCHASE AGREEMENTS-3.5%
    32,820,000     Interest in $3,200,000,000 joint repurchase agreement 5.29%, dated 7/31/2006 under which Bank          32,820,000
                   of America N.A. will repurchase U.S. Government Agency securities with various maturities to
                   6/1/2035 for $3,200,470,222 on 8/1/2006. The market value of the underlying securities at the end of the period was $3,264,000,000.
     5,000,000     Interest in $2,000,000,000 joint repurchase agreement 5.29%, dated 7/31/2006 under which Bear           5,000,000
                   Stearns & Co. Inc.  will repurchase U.S. Government Agency securities with various maturities to 12/16/2040 for $2,000,293,889 on 8/1/2006. The market value of the underlying securities at the end of the period was $2,060,002,709 (purchased with proceeds from securities lending collateral).
     5,491,000     Interest in $2,000,000,000 joint repurchase agreement 5.29%, dated 7/31/2006 under which                5,491,000
                   Credit Suisse First Boston Corp., will repurchase U.S. Government Agency securities with various maturities to 12/16/2045 for $2,000,293,889 on 8/1/2006. The market value of the underlying securities at the end of the period was $2,060,005,868 (purchased with proceeds from securities lending collateral).
                      TOTAL REPURCHASE AGREEMENTS (AT COST)                                                               43,311,000
                       TOTAL INVESTMENTS - 101.2%                                                                      1,269,922,193
                       (IDENTIFIED COST $609,106,572)7
                       OTHER ASSETS AND LIABILITIES - NET - (1.2)%                                                      (15,426,876)
                       TOTAL NET ASSETS - 100%                                                                       $ 1,254,495,317


1 The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the S&P 500 Index and minimizing trading costs. The total market value of open index futures contracts is $46,465,250 at July 31, 2006, which represents 3.7% of net assets. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the Index is 100.6%.

2    Non-income producing security.

3    All  or  a  portion  of  these   securities  are  temporarily  on  loan  to
     unaffiliated brokers/dealers.

     As of July 31, 2006, securities subject to this type of arrangement and related collateral were as follows:
     MARKET VALUE OF SECURITIES LOANED              MARKET VALUE OF COLLATERAL
     $10,110,601                                    $10,491,000

4 Denotes a restricted security that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, or (b) is subject to a contractual restriction on public sales. At July 31, 2006, this restricted security amounted to $277,825 which represented 0.0% of total net assets.

5 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At July 31, 2006, this liquid restricted security amounted to $277,825 which represented 0.0% of total net assets.

6 Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding long futures contracts.

7 At July 31, 2006, the cost of investments for federal tax purposes was $609,106,572. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation from futures contracts was $660,815,621. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $665,887,283 and net unrealized depreciation from investments for those securities having an excess of cost over value of $5,071,663.


At July 31, 2006, the Fund had the following outstanding futures contracts:
                          NUMBER OF    NOTIONAL     EXPIRATION        UNREALIZED
CONTRACTS                 CONTRACTS    VALUE        DATE            APPRECIATION
2S&P 500 Index Futures    145          $46,465,250  September 2006      $528,850

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2006.

INVESTMENT VALUATION
Listed equity securities are valued at the last sale price or official closing price reported on a national securities exchange. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair market value. For U.S. Treasury and government agency securities, prices furnished by an independent pricing service are intended to be indicative of the bid prices currently offered to institutional investors for the securities. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Trustees.



The following accronym is used throughout this portfolio:

ADR - American Depositary Receipt







FEDERATED MID-CAP INDEX FUND
PORTFOLIO OF INVESTMENTS
July 31, 2006 (unaudited)

    SHARES OR                                                                                                                  VALUE
    PRINCIPAL
    AMOUNT
                    COMMON STOCKS--87.1%1
                    CONSUMER DISCRETIONARY--12.6%
         48,310 2,3 99 Cents Only Stores                                                                             $       500,008
         84,526     Abercrombie & Fitch Co., Class A                                                                       4,476,497
        105,250   2 Advance Auto Parts, Inc.                                                                               3,185,917
         49,200   2 Aeropostale, Inc.                                                                                      1,363,332
        122,562     American Eagle Outfitters, Inc.                                                                        4,027,387
         60,970     American Greetings Corp., Class A                                                                      1,373,654
         70,900   2 AnnTaylor Stores Corp.                                                                                 2,911,154
         72,766     Applebee's International, Inc.                                                                         1,292,324
         62,888     ArvinMeritor, Inc.                                                                                     1,035,136
         12,400     Bandag, Inc.                                                                                             427,552
         49,250     Barnes & Noble, Inc.                                                                                   1,650,860
         40,400     Beazer Homes USA, Inc.                                                                                 1,684,276
         91,232     Belo (A.H.) Corp., Series A                                                                            1,470,660
         27,100     Blyth Industries, Inc.                                                                                   473,437
         32,000     Bob Evans Farms, Inc.                                                                                    881,280
         65,402     Borders Group, Inc.                                                                                    1,243,292
         52,288     BorgWarner, Inc.                                                                                       3,137,280
         40,927     Boyd Gaming Corp.                                                                                      1,372,692
         78,544     Brinker International, Inc.                                                                            2,544,826
         31,888     CBRL Group, Inc.                                                                                       1,041,781
         63,300     Callaway Golf Co.                                                                                        800,745
         96,913   2 CarMax, Inc.                                                                                           3,372,572
         95,394   2 Career Education Corp.                                                                                 2,714,913
         40,600     Catalina Marketing Corp.                                                                               1,180,242
        837,300     Cendant Corp.                                                                                          2,072,317
         78,273 2,3 Cheesecake Factory, Inc.                                                                               1,788,538
        171,676   2 Chicos Fas, Inc.                                                                                       3,888,461
         97,888     Claire's Stores, Inc.                                                                                  2,450,137
         78,476 2,3 Corinthian Colleges, Inc.                                                                              1,053,148
         55,744   2 DeVRY, Inc.                                                                                            1,176,198
        104,282   2 Dollar Tree Stores, Inc.                                                                               2,773,901
         37,080   2 Emmis Communications Corp., Class A                                                                      549,526
         36,669     Entercom Communication Corp.                                                                             929,559
        144,300     Foot Locker, Inc.                                                                                      3,920,631
         52,644     Furniture Brands International, Inc.                                                                   1,056,039
         56,000   2 GameStop Corp., Class A                                                                                2,330,160
        140,900     Gentex Corp.                                                                                           1,879,606
        116,326     Gtech Holdings Corp.                                                                                   3,919,023
         55,788     Harte-Hanks                                                                                            1,360,669
         33,388 2,3 Hovnanian Enterprises, Inc., Class A                                                                     914,497
         35,644   2 ITT Educational Services, Inc.                                                                         2,403,118
         33,731     International Speedway Corp., Class A                                                                  1,526,328
         45,307   2 Laureate Education, Inc.                                                                               2,068,265
         66,338   2 Lear Corp.                                                                                             1,497,249
         40,156     Lee Enterprises, Inc.                                                                                    997,073
         32,300     M.D.C. Holdings, Inc.                                                                                  1,409,249
         21,050     Media General, Inc., Class A                                                                             766,851
        126,838     Michaels Stores, Inc.                                                                                  5,380,468
         30,000     Modine Manufacturing Co.                                                                                 707,100
         49,088 2,3 Mohawk Industries, Inc.                                                                                3,388,054
        103,400   2 O'Reilly Automotive, Inc.                                                                              2,931,390
         65,600     OSI Restaurant Partners, Inc.                                                                          1,895,184
         74,200   2 Pacific Sunwear of California                                                                          1,237,656
         67,947   2 Payless ShoeSource, Inc.                                                                               1,758,468
        129,876     PetSmart, Inc.                                                                                         3,059,879
         82,219     Pier 1 Imports, Inc.                                                                                     559,089
         56,300     Polo Ralph Lauren Corp., Class A                                                                       3,211,352
         85,900     Readers Digest Association, Inc.                                                                       1,173,394
         45,850     Regis Corp. Minnesota                                                                                  1,544,228
         65,957   2 Rent-A-Center, Inc.                                                                                    1,776,222
        140,925     Ross Stores, Inc.                                                                                      3,507,623
         56,113     Ruby Tuesday, Inc.                                                                                     1,232,241
         45,400     Ryland Group, Inc.                                                                                     1,854,590
        133,399   2 Saks, Inc.                                                                                             2,153,060
         33,481   2 Scholastic Corp.                                                                                         962,579
         64,000 2,3 Scientific Games Holdings Corp., Class A                                                               2,174,080
         42,838   2 Sothebys Holdings, Inc., Class A                                                                       1,183,614
         33,300     Thor Industries, Inc.                                                                                  1,426,572
         52,100   2 Timberland Co., Class A                                                                                1,341,575
        109,100   2 Toll Brothers, Inc.                                                                                    2,789,687
         55,860     Tupperware Brands Corp.                                                                                  964,144
        105,700   2 Urban Outfitters, Inc.                                                                                 1,542,163
         43,962   2 Valassis Communications, Inc.                                                                            902,540
          5,415     Washington Post Co., Class B                                                                           4,174,965
         62,231     Westwood One, Inc.                                                                                       414,458
        106,551 2,3 Williams-Sonoma, Inc.                                                                                  3,388,322
                       TOTAL                                                                                             145,527,057
                    CONSUMER STAPLES--1.7%
         62,063 2,3 BJ's Wholesale Club, Inc.                                                                              1,767,554
         57,955     Church and Dwight, Inc.                                                                                2,115,358
         57,470   2 Energizer Holdings, Inc.                                                                               3,656,816
         68,714     Hormel Foods Corp.                                                                                     2,592,579
         25,349     Lancaster Colony Corp.                                                                                   971,374
         60,451     PepsiAmericas, Inc.                                                                                    1,366,193
         34,600     Ruddick Corp.                                                                                            847,008
         90,607   2 Smithfield Foods, Inc.                                                                                 2,577,769
         53,024     Smucker (J.M.) Co.                                                                                     2,366,461
         26,518     Tootsie Roll Industries, Inc.                                                                            719,964
         26,437     Universal Corp.                                                                                          933,755
                       TOTAL                                                                                              19,914,831
                    ENERGY--9.4%
        135,200     Arch Coal, Inc.                                                                                        5,129,488
        112,312   2 Cameron International Corp.                                                                            5,661,648
        106,700   2 Denbury Resources, Inc.                                                                                3,699,289
        145,588     ENSCO International, Inc.                                                                              6,729,077
         64,240   2 FMC Technologies, Inc.                                                                                 4,048,405
         51,088 2,3 Forest Oil Corp.                                                                                       1,711,959
        123,967   2 Grant Prideco, Inc.                                                                                    5,641,738
         83,057 2,3 Hanover Compressor Co.                                                                                 1,578,083
        102,314     Helmerich & Payne, Inc.                                                                                2,832,052
        121,900   2 Newfield Exploration Co.                                                                               5,653,722
        166,988     Noble Energy, Inc.                                                                                     8,451,263
         28,113     Overseas Shipholding Group, Inc.                                                                       1,810,196
        163,988     Patterson-UTI Energy, Inc.                                                                             4,644,140
        251,052     Peabody Energy Corp.                                                                                  12,527,495
        124,351     Pioneer Natural Resources, Inc.                                                                        5,639,318
         75,749   2 Plains Exploration & Production Co.                                                                    3,329,926
         59,457     Pogo Producing Co.                                                                                     2,632,161
        154,538   2 Pride International, Inc.                                                                              4,616,050
         66,000 2,3 Quicksilver Resources, Inc.                                                                            2,333,760
        190,702     Smith International, Inc.                                                                              8,499,588
        159,000   2 Southwestern Energy Co.                                                                                5,469,600
         59,325     Tidewater, Inc.                                                                                        2,830,396
         53,688     Western Gas Resources, Inc.                                                                            3,255,640
                       TOTAL                                                                                             108,724,994
                    FINANCIALS--15.7%
         84,057     AMB Property Corp.                                                                                     4,407,109
         35,400     AmerUs Group Co.                                                                                       2,374,986
         44,844     American Financial Group, Inc.                                                                         1,888,381
        120,076 2,3 Americredit Corp.                                                                                      2,952,669
        125,233     Associated Banc Corp.                                                                                  3,927,307
         84,401     Astoria Financial Corp.                                                                                2,510,930
         50,063     Bank of Hawaii Corp.                                                                                   2,480,121
        160,325     Berkley, W. R. Corp.                                                                                   5,771,700
        104,076     Brown & Brown                                                                                          3,266,946
         51,100     Cathay Bancorp, Inc.                                                                                   1,877,925
         41,194     City National Corp.                                                                                    2,748,052
        141,682     Colonial BancGroup, Inc.                                                                               3,598,723
         43,600     Cullen Frost Bankers, Inc.                                                                             2,560,192
        103,400     Developers Diversified Realty                                                                          5,457,452
        117,912     Eaton Vance Corp.                                                                                      2,919,501
         74,206     Edwards(AG), Inc.                                                                                      4,004,156
         62,957     Everest Re Group Ltd.                                                                                  5,956,362
        164,676     Fidelity National Financial, Inc.                                                                      6,315,325
         93,108     First American Financial Corp.                                                                         3,445,927
        113,900     First Niagara Financial Group, Inc.                                                                    1,666,357
         74,231     FirstMerit Corp.                                                                                       1,627,144
         95,607     Gallagher (Arthur J.) & Co.                                                                            2,597,642
         46,438     Greater Bay Bancorp                                                                                    1,329,984
        101,262     HCC Insurance Holdings, Inc.                                                                           3,087,478
         48,900     Hanover Insurance Group, Inc.                                                                          2,263,092
         55,200     Highwoods Properties, Inc.                                                                             2,055,648
         38,500     Horace Mann Educators Corp.                                                                              653,345
         69,962     Hospitality Properties Trust                                                                           3,048,244
         63,331     IndyMac Bancorp, Inc.                                                                                  2,675,735
         59,757     Investors Financial Services Corp.                                                                     2,678,309
         94,200     Jefferies Group, Inc.                                                                                  2,447,316
        155,956     Leucadia National Corp.                                                                                4,293,469
         80,850     Liberty Property Trust                                                                                 3,787,822
         45,200     Longview Fibre Co.                                                                                       951,008
         67,800     Macerich Co. (The)                                                                                     4,932,450
         60,707     Mack-Cali Realty Corp.                                                                                 2,932,755
        113,382     Mercantile Bankshares Corp.                                                                            4,031,864
         33,700     Mercury General Corp.                                                                                  1,859,566
         94,200     New Plan Excel Realty Trust                                                                            2,441,664
        255,928     New York Community Bancorp, Inc.                                                                       4,179,304
         58,600     Ohio Casualty Corp.                                                                                    1,518,912
        211,863     Old Republic International Corp.                                                                       4,506,326
         87,775     PMI Group, Inc.                                                                                        3,726,926
         39,294     Potlatch Corp.                                                                                         1,359,965
         63,344     Protective Life Corp.                                                                                  2,933,461
         80,982     Radian Group, Inc.                                                                                     4,982,822
         82,050     Raymond James Financial, Inc.                                                                          2,384,373
         69,169     Rayonier, Inc.                                                                                         2,753,618
         66,700     Regency Centers Corp.                                                                                  4,276,804
         60,301     SEI Investments Co.                                                                                    2,946,307
         35,788 2,3 SVB Financial Group                                                                                    1,604,018
         50,188     StanCorp Financial Group, Inc.                                                                         2,162,601
        112,114     TCF Financial Corp.                                                                                    3,016,988
         39,160     Texas Regional Bancshares, Inc., Class A                                                               1,484,556
        132,027     United Dominion Realty Trust, Inc.                                                                     3,676,952
         43,331     Unitrin, Inc.                                                                                          1,733,240
         74,175     Waddell & Reed Financial, Inc., Class A                                                                1,614,790
         77,231     Washington Federal, Inc.                                                                               1,727,657
         47,900     Webster Financial Corp. Waterbury                                                                      2,258,964
         75,200     Weingarten Realty Investors                                                                            3,004,992
         28,900     WestAmerica Bancorp.                                                                                   1,390,379
         61,519     Wilmington Trust Corp.                                                                                 2,679,152
                       TOTAL                                                                                             181,747,763
                    HEALTH CARE--9.0%
         65,315 2,3 Advanced Medical Optics, Inc.                                                                          3,216,764
         66,300 2,3 Affymetrix, Inc.                                                                                       1,430,091
         44,525 2,3 Apria Healthcare Group, Inc.                                                                             780,078
         61,625     Beckman Coulter, Inc.                                                                                  3,528,031
         57,800 2,3 Cephalon, Inc.                                                                                         3,799,772
         67,169   2 Charles River Laboratories International, Inc.                                                         2,384,499
         95,363   2 Community Health Systems, Inc.                                                                         3,457,862
         58,819 2,3 Covance, Inc.                                                                                          3,750,299
        106,100 2,3 Cytyc Corp.                                                                                            2,610,060
        153,326     Dentsply International, Inc.                                                                           4,799,104
         58,613 2,3 Edwards Lifesciences Corp.                                                                             2,593,039
         47,300   2 Gen-Probe, Inc.                                                                                        2,457,235
        109,684   2 Health Net, Inc.                                                                                       4,603,437
         80,188   2 Henry Schein, Inc.                                                                                     3,801,713
         55,925     Hillenbrand Industries, Inc.                                                                           2,777,235
         34,200 2,3 Intuitive Surgical, Inc.                                                                               3,255,840
         51,900 2,3 Invitrogen Corp.                                                                                       3,206,901
         56,450 2,3 LifePoint Hospitals, Inc.                                                                              1,901,801
         93,494   2 Lincare Holdings, Inc.                                                                                 3,254,526
         28,900 2,3 Martek Biosciences Corp.                                                                                 807,177
         54,300     Medicis Pharmaceutical Corp., Class A                                                                  1,496,508
        288,852   2 Millennium Pharmaceuticals, Inc.                                                                       2,836,527
        115,394     Omnicare, Inc.                                                                                         5,222,732
        110,632 2,3 PDL BioPharma, Inc.                                                                                    1,992,482
         35,462 2,3 Par Pharmaceutical Cos., Inc.                                                                            540,441
         73,288     Perrigo Co.                                                                                            1,160,882
         93,000     Pharmaceutical Product Development, Inc.                                                               3,578,640
        100,657 2,3 Sepracor, Inc.                                                                                         4,972,456
         59,700     Steris Corp.                                                                                           1,383,249
         35,500   2 Techne Corp.                                                                                           1,763,995
         79,857 2,3 Triad Hospitals, Inc.                                                                                  3,112,027
         54,169     Universal Health Services, Inc., Class B                                                               3,033,464
         75,200   2 VCA Antech, Inc.                                                                                       2,629,744
         90,200     Valeant Pharmaceuticals International                                                                  1,558,656
         30,169 2,3 Varian, Inc.                                                                                           1,357,002
        125,326   2 Varian Medical Systems, Inc.                                                                           5,679,774
        102,127 2,3 Vertex Pharmaceuticals, Inc.                                                                           3,423,297
                       TOTAL                                                                                             104,157,340
                    INDUSTRIALS--13.4%
         89,157 2,3 AGCO Corp.                                                                                             2,047,045
         64,312     AMETEK, Inc.                                                                                           2,728,115
         83,800     Adesa, Inc.                                                                                            1,710,358
         80,200 2,3 AirTran Holdings, Inc.                                                                                 1,005,708
         39,300   2 Alaska Air Group, Inc.                                                                                 1,459,209
         39,550     Alexander and Baldwin, Inc.                                                                            1,585,955
         36,200   2 Alliant Techsystems, Inc.                                                                              2,901,068
         22,781     Banta Corp.                                                                                              804,853
         47,550     Brinks Co. (The)                                                                                       2,619,529
        162,188     C.H. Robinson Worldwide, Inc.                                                                          7,424,967
         27,944     Carlisle Cos., Inc.                                                                                    2,232,446
         81,016   2 ChoicePoint, Inc.                                                                                      2,767,507
         47,200     Con-way, Inc.                                                                                          2,335,456
         65,682   2 Copart, Inc.                                                                                           1,749,768
         38,400     Corporate Executive Board Co.                                                                          3,609,600
         46,394     Crane Co.                                                                                              1,781,530
         40,100     DRS Technologies, Inc.                                                                                 1,856,229
         47,470     Deluxe Corp.                                                                                             806,990
         65,376     Donaldson Co., Inc.                                                                                    2,150,217
         63,306   2 Dun & Bradstreet Corp.                                                                                 4,223,776
        204,826     Expeditors International Washington, Inc.                                                              9,313,438
        117,512     Fastenal Co.                                                                                           4,179,902
         44,626     Federal Signal Corp.                                                                                     666,266
         54,238   2 Flowserve Corp.                                                                                        2,809,528
         49,925     GATX Corp.                                                                                             1,956,561
         62,362     Graco, Inc.                                                                                            2,450,203
         31,525     Granite Construction, Inc.                                                                             1,371,022
         46,988     HNI Corp.                                                                                              1,908,183
         38,144     Harsco Corp.                                                                                           3,074,788
         54,924     Hubbell, Inc., Class B                                                                                 2,581,428
        118,076     Hunt (J.B.) Transportation Services, Inc.                                                              2,428,823
         55,251   2 Jacobs Engineering Group, Inc.                                                                         4,585,280
        139,564 2,3 Jet Blue Airways Corp.                                                                                 1,491,939
        116,750     Joy Global, Inc.                                                                                       4,380,460
         20,375     Kelly Services, Inc., Class A                                                                            551,551
         37,362     Kennametal, Inc.                                                                                       1,989,527
         36,800   2 Korn/Ferry International                                                                                 683,376
         42,200     Lincoln Electric Holdings                                                                              2,421,436
         53,400     MSC Industrial Direct Co., Class A                                                                     2,201,682
         84,900     Manpower, Inc.                                                                                         5,049,852
         63,132     Miller Herman, Inc.                                                                                    1,793,580
         27,500     Mine Safety Appliances Co.                                                                             1,092,850
         48,400 2,3 Navigant Consulting, Inc.                                                                                923,472
         30,082     Nordson Corp.                                                                                          1,368,731
         68,800     OshKosh Truck Corp.                                                                                    2,950,144
         99,326     Pentair, Inc.                                                                                          2,852,643
        127,200     Precision Castparts Corp.                                                                              7,587,480
        107,832 2,3 Quanta Services, Inc.                                                                                  1,720,999
        117,414     Republic Services, Inc.                                                                                4,715,346
         30,325     Rollins, Inc.                                                                                            640,767
         83,600     Roper Industries, Inc.                                                                                 3,778,720
         57,744     SPX Corp.                                                                                              3,155,710
          6,700   2 Sequa Corp., Class A                                                                                     543,102
         43,569   2 Stericycle, Inc.                                                                                       2,926,965
         52,882   2 Swift Transportation Co.                                                                               1,414,594
         16,900 2,3 Tecumseh Products Co., Class A                                                                           299,975
         36,562     Teleflex, Inc.                                                                                         2,087,325
         49,986   2 Thomas & Betts Corp.                                                                                   2,365,837
         77,800     Timken Co.                                                                                             2,505,160
         69,225     Trinity Industries, Inc.                                                                               2,313,500
         65,469 2,3 United Rentals, Inc.                                                                                   1,827,894
         50,906     Werner Enterprises, Inc.                                                                                 916,308
         54,657 2,3 YRC Worldwide, Inc.                                                                                    2,174,255
                       TOTAL                                                                                             155,850,928
                    INFORMATION TECHNOLOGY--13.3%
        375,641   2 3Com Corp.                                                                                             1,780,538
        268,254   2 Activision, Inc.                                                                                       3,205,635
         73,257     Acxiom Corp.                                                                                           1,793,331
         67,550     Adtran, Inc.                                                                                           1,477,318
         16,300   2 Advent Software, Inc.                                                                                    508,886
         64,900 2,3 Alliance Data Systems Corp.                                                                            3,330,668
         84,300     Amphenol Corp., Class A                                                                                4,727,544
        110,919   2 Arrow Electronics, Inc.                                                                                3,134,571
        404,104   2 Atmel Corp.                                                                                            1,935,658
        134,645   2 Avnet, Inc.                                                                                            2,450,539
         49,375   2 Avocent Corp.                                                                                          1,263,012
        108,700   2 Bisys Group, Inc.                                                                                      1,334,836
         61,657     CDW Corp.                                                                                              3,642,696
         46,200 2,3 CSG Systems International, Inc.                                                                        1,203,048
         21,264 2,3 Cabot Microelectronics Corp.                                                                             633,242
        270,477   2 Cadence Design Systems, Inc.                                                                           4,379,023
        133,770   2 Ceridian Corp.                                                                                         3,211,818
         84,938 2,3 Checkfree Corp.                                                                                        3,779,741
        132,400   2 Cognizant Technology Solutions Corp., Class A                                                          8,670,876
         51,344 2,3 CommScope, Inc.                                                                                        1,603,473
         75,200 2,3 Cree, Inc.                                                                                             1,483,696
        124,958 2,3 Cypress Semiconductor Corp.                                                                            1,898,112
         58,038 2,3 DST Systems, Inc.                                                                                      3,268,120
         68,444     Diebold, Inc.                                                                                          2,765,138
         35,106 2,3 Dycom Industries, Inc.                                                                                   631,557
         39,300   2 F5 Networks, Inc.                                                                                      1,821,162
         62,582     Fair Isaac & Co., Inc.                                                                                 2,114,020
        110,332   2 Fairchild Semiconductor International, Inc., Class A                                                   1,805,032
         87,675     Fidelity National Information Services, Inc.                                                           3,133,504
         57,261   2 Gartner Group, Inc., Class A                                                                             815,397
        127,126     Harris Corp.                                                                                           5,790,589
         72,208     Henry Jack & Associates, Inc.                                                                          1,362,565
         30,969     Imation Corp.                                                                                          1,261,058
        113,600   2 Ingram Micro, Inc., Class A                                                                            2,002,768
        189,877   2 Integrated Device Technology, Inc.                                                                     2,937,397
         67,031 2,3 International Rectifier Corp.                                                                          2,389,655
        138,813     Intersil Holding Corp., Class A                                                                        3,263,494
         75,294   2 Kemet Corp.                                                                                              630,211
        134,738   2 Lam Research Corp.                                                                                     5,603,753
         97,913 2,3 Lattice Semiconductor Corp.                                                                              577,687
        156,700   2 MEMC Electronic Materials, Inc.                                                                        4,766,814
         91,395 2,3 MPS Group, Inc.                                                                                        1,187,221
         45,706 2,3 Macrovision Corp.                                                                                        896,752
        154,782   2 McAfee, Inc.                                                                                           3,335,552
        130,700   2 McData Corp., Class A                                                                                    418,240
         69,719   2 Mentor Graphics Corp.                                                                                    960,728
         64,313   2 Micrel, Inc.                                                                                             686,863
        205,020     Microchip Technology, Inc.                                                                             6,613,945
         79,800     Moneygram International, Inc.                                                                          2,445,870
         52,200     National Instruments Corp.                                                                             1,448,550
         35,000   2 Newport Corp.                                                                                            638,050
         85,000 2,3 Palm, Inc.                                                                                             1,267,350
         48,462     Plantronics, Inc.                                                                                        754,069
         40,500 2,3 Plexus Corp.                                                                                           1,009,260
         78,931   2 Polycom, Inc.                                                                                          1,752,268
        109,000 2,3 Powerwave Technologies, Inc.                                                                             865,460
        176,151 2,3 RF Micro Devices, Inc.                                                                                 1,085,090
         71,551   2 RSA Security, Inc.                                                                                     1,973,377
         50,238     Reynolds & Reynolds Co., Class A                                                                       1,777,923
         37,900 2,3 SRA International, Inc., Class A                                                                         916,801
         65,050   2 Semtech Corp.                                                                                            839,145
         44,025   2 Silicon Laboratories, Inc.                                                                             1,625,403
         81,575 2,3 Sybase, Inc.                                                                                           1,717,154
        132,939   2 Synopsys, Inc.                                                                                         2,379,608
         56,400   2 Tech Data Corp.                                                                                        2,096,952
         33,900   2 Transaction Systems Architects, Inc., Class A                                                          1,254,978
        119,462 2,3 Triquint Semiconductor, Inc.                                                                             563,861
         97,300 2,3 UTStarcom, Inc.                                                                                          808,563
        169,309   2 Vishay Intertechnology, Inc.                                                                           2,375,405
        204,800   2 Western Digital Corp.                                                                                  3,592,192
         77,400 2,3 Wind River Systems, Inc.                                                                                 640,098
         64,134 2,3 Zebra Technologies Corp., Class A                                                                      2,010,601
                       TOTAL                                                                                             154,325,511
                    MATERIALS--4.2%
         61,144     Airgas, Inc.                                                                                           2,216,470
         36,781     Albemarle Corp.                                                                                        1,854,498
         55,413     Bowater, Inc.                                                                                          1,123,776
         63,200     Cabot Corp.                                                                                            2,102,664
        219,677     Chemtura Corp.                                                                                         1,891,419
        114,000     Commercial Metals Corp.                                                                                2,586,660
         39,626     Cytec Industries, Inc.                                                                                 2,116,425
         35,581   2 FMC Corp.                                                                                              2,194,992
         38,219     Ferro Corp.                                                                                              617,237
         46,600     Florida Rock Industries, Inc.                                                                          1,773,596
         38,100     Glatfelter (P.H.) Co.                                                                                    594,360
         66,500     Lubrizol Corp.                                                                                         2,844,205
        191,439     Lyondell Chemical Co.                                                                                  4,263,347
         44,545     Martin Marietta Materials                                                                              3,586,763
         20,900     Minerals Technologies, Inc.                                                                            1,057,958
         62,894     Olin Corp.                                                                                             1,008,191
         61,351     Packaging Corp. of America                                                                             1,406,778
        105,769     RPM, Inc.                                                                                              1,982,111
         67,800     Reliance Steel & Aluminum Co.                                                                          2,430,630
         43,100     Scotts Co.                                                                                             1,690,813
         49,675     Sensient Technologies Corp.                                                                              990,520
         89,623     Sonoco Products Co.                                                                                    2,915,436
         40,500     Steel Dynamics, Inc.                                                                                   2,349,810
         91,976     Valspar Corp.                                                                                          2,265,369
         68,881     Worthington Industries, Inc.                                                                           1,406,550
                       TOTAL                                                                                              49,270,578
                    TELECOMMUNICATION SERVICES--0.4%
        216,590 2,3 Cincinnati Bell, Inc.                                                                                    868,526
         36,888     Telephone and Data System, Inc.                                                                        1,466,298
         58,388     Telephone and Data System, Inc.                                                                        2,385,734
                       TOTAL                                                                                               4,720,558
                    UTILITIES--7.4%
         70,432     AGL Resources, Inc.                                                                                    2,748,257
        113,813     Alliant Energy Corp.                                                                                   4,117,754
        121,968     Aqua America, Inc.                                                                                     2,658,902
        353,400   2 Aquila, Inc.                                                                                           1,569,096
         28,869     Black Hills Corp.                                                                                      1,034,376
        124,613     DPL, Inc.                                                                                              3,459,257
         81,800     Duquesne Light Holdings, Inc.                                                                          1,592,646
        137,300     Energy East Corp.                                                                                      3,340,509
        117,000     Equitable Resources, Inc.                                                                              4,213,170
         79,844     Great Plains Energy, Inc.                                                                              2,341,825
         73,624     Hawaiian Electric Industries, Inc.                                                                     2,110,064
         44,006     Idacorp, Inc.                                                                                          1,640,544
        165,414     MDU Resources Group, Inc.                                                                              4,077,455
         96,876     NSTAR                                                                                                  3,019,625
         76,663     National Fuel Gas Co.                                                                                  2,847,264
        139,545     Northeast Utilities Co.                                                                                3,125,808
         81,957     OGE Energy Corp.                                                                                       3,102,072
        108,182     ONEOK, Inc.                                                                                            4,025,452
         69,243     PNM Resources, Inc.                                                                                    1,856,405
        184,357     Pepco Holdings, Inc.                                                                                   4,516,746
        103,657     Puget Energy, Inc.                                                                                     2,302,222
         82,588     Questar Corp.                                                                                          7,317,297
        105,345     SCANA Corp.                                                                                            4,212,747
        185,228   2 Sierra Pacific Resources                                                                               2,676,545
         67,604     Vectren Corp.                                                                                          1,880,067
         45,000     WGL Holdings, Inc.                                                                                     1,351,350
         39,857     WPS Resources Corp.                                                                                    2,055,425
         77,426     Westar Energy, Inc.                                                                                    1,788,541
        107,845     Wisconsin Energy Corp.                                                                                 4,551,059
                       TOTAL                                                                                              85,532,480
                       TOTAL COMMON STOCKS (IDENTIFIED COST $789,719,192)                                              1,009,772,040
                    U.S. TREASURY--0.6%
  $   6,935,000   4 United States Treasury Bill, 10/12/2006 (IDENTIFIED COST $6,866,552)                                   6,866,552
                    REPURCHASE AGREEMENTS--17.6%
    142,924,000     Interest in $3,200,000,000 joint repurchase agreement 5.29%, dated 7/31/2006, under which            142,924,000
                    Bank of America N.A. will repurchase U.S. Government Agency securities with various maturities to 6/1/2035 for $3,200,470,222 on 8/1/2006. The market value of the underlying securities at the end of the period was $3,264,000,000.
     30,000,000     Interest in $2,000,000,000 joint repurchase agreement 5.29%, dated 7/31/2006, under which             30,000,000
                    Bear Stearns and Co., Inc. will repurchase U.S. Government Agency securities with various maturities to 12/16/2040 for $2,000,293,889 on 8/1/2006. The market value of the underlying securities at the end of the period was $2,060,002,709 (purchased with proceeds from securities lending collateral).
     31,357,000     Interest in $2,000,000,000 joint repurchase agreement 5.29%, dated 7/31/2006, under which CS          31,357,000
                    First Boston Corp. will repurchase U.S. Government Agency securities with various maturities to 12/16/2045 for $2,000,293,889 on 8/1/2006. The market value of the underlying securities at the end of the period was $2,060,005,868 (purchased with proceeds from securities lending collateral).
                       TOTAL REPURCHASE AGREEMENTS (AT COST)                                                             204,281,000
                       TOTAL INVESTMENTS - 105.3% (IDENTIFIED COST $1,000,866,744)5                                    1,220,919,592
                       OTHER ASSETS AND LIABILITIES - NET - (5.3)%                                                      (61,679,955)
                       TOTAL NET ASSETS - 100%                                                                       $ 1,159,239,637


1 The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the S&P MidCap 400 Index and minimizing trading costs. The underlying face amount, at value, of open futures contracts is $151,146,000 at July 31, 2006, which represents 13.0% of total net assets. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the Index is 100.1%.

2    Non-income producing security.

3    All  or  a  portion  of  these   securities  are  temporarily  on  loan  to
     unaffiliated broker/dealers.

     As of July 31, 2006, securities subject to this type of arrangement and related collateral were as follows:
     MARKET VALUE OF SECURITIES LOANED         MARKET VALUE OF COLLATERAL
     $59,456,938                               $61,357,000

4 Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding long futures contracts.

5 At July 31, 2006, the cost of investments for federal tax purposes was $1,000,866,744. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from futures contracts was $220,052,848. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $278,290,867 and net unrealized depreciation from investments for those securities having an excess of cost over value of $58,238,019.

    At July 31, 2006, the Fund had the following outstanding futures contracts:

                                      NUMBER OF           NOTIONAL      EXPIRATION             UNREALIZED
    CONTRACTS                         CONTRACTS           VALUE          DATE                  DEPRECIATION
    2S&P Midcap 400 Index Futures     405                 $151,146,000  September 2006         $(2,078,001)

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2006.

INVESTMENT VALUATION
Listed equity securities are valued at the last sale price or official closing price reported on a national securities exchange. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair market value. For U.S. Treasury and government agency securities, prices furnished by an independent pricing service are intended to be indicative of the bid prices currently offered to institutional investors for the securities. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.






FEDERATED MINI-CAP INDEX FUND
PORTFOLIO OF INVESTMENTS
July 31, 2006 (unaudited)

    SHARES OR                                                                                                                  VALUE
    PRINCIPAL
    AMOUNT
                   COMMON STOCKS-91.1%1
                   CONSUMER DISCRETIONARY-14.0%
         1,879 2,3 1-800-FLOWERS.COM, Inc.                                                                            $       10,748
         3,300 2,3 99 Cents Only Stores                                                                                       34,155
         1,500 2,3 A.C. Moore Arts & Crafts, Inc.                                                                             25,800
         2,425     ADVO, Inc.                                                                                                 87,809
         2,500   2 AFC Enterprises, Inc.                                                                                      32,150
         2,986     Aaron Rents, Inc.                                                                                          72,082
         3,900   2 Aeropostale, Inc.                                                                                         108,069
         1,431   2 Aftermarket Technology Co.                                                                                 31,282
         3,100 2,3 Alderwoods Group, Inc.                                                                                     60,853
         1,400     Ambassadors Group, Inc.                                                                                    39,200
           200     Ambassadors International, Inc.                                                                             4,974
           800 2,3 America's Car-Mart, Inc.                                                                                   12,288
         3,400     American Axle & Manufacturing Holdings, Inc.                                                               55,692
         3,600     American Greetings Corp., Class A                                                                          81,108
         1,900     Ameristar Casinos, Inc.                                                                                    35,815
         6,000     Applebee's International, Inc.                                                                            106,560
         2,500     Arbitron, Inc.                                                                                             91,525
         1,329     Arctic Cat, Inc.                                                                                           23,483
         5,200     ArvinMeritor, Inc.                                                                                         85,592
           900 2,3 Asbury Automotive Group, Inc.                                                                              18,063
         2,400 2,3 Audible, Inc.                                                                                              17,928
         1,698   2 Audiovox Corp., Class A                                                                                    21,276
           400 2,3 Avatar Holdings, Inc.                                                                                      22,468
         2,717   2 Aztar Corp.                                                                                               140,578
           900 2,3 BJ's Restaurants, Inc.                                                                                     17,217
         3,900 2,3 Bally Technologies, Inc.                                                                                   64,194
         2,000 2,3 Bally Total Fitness Holding Corp.                                                                          11,500
           896     Bandag, Inc.                                                                                               30,894
         6,200     Belo (A.H.) Corp., Series A                                                                                99,944
         1,500     Big 5 Sporting Goods Corp.                                                                                 29,145
         8,800   2 Big Lots, Inc.                                                                                            142,208
        14,300   3 Blockbuster, Inc.                                                                                          58,487
         2,300 2,3 Blount International, Inc.                                                                                 25,070
         1,300 2,3 Blue Nile, Inc.                                                                                            34,242
         1,300   2 Bluegreen Corp.                                                                                            15,223
         1,900     Blyth Industries, Inc.                                                                                     33,193
         2,963     Bob Evans Farms, Inc.                                                                                      81,601
           800     Bon-Ton Stores, Inc.                                                                                       19,736
         1,500     Books-A-Million, Inc.                                                                                      22,845
         4,300     Borders Group, Inc.                                                                                        81,743
         2,046 2,3 Bright Horizons Family Solutions, Inc.                                                                     78,669
         1,088   3 Brookfield Homes Corp.                                                                                     26,536
         2,158     Brown Shoe Co., Inc.                                                                                       69,876
           624     Buckle, Inc.                                                                                               24,773
           700 2,3 Buffalo Wild Wings, Inc.                                                                                   22,561
         1,100 2,3 Build-A-Bear Workshop, Inc.                                                                                23,188
         2,400   3 Building Materials Holding Corp.                                                                           51,432
         2,500     CBRL Group, Inc.                                                                                           81,675
         2,650 2,3 CEC Entertainment, Inc.                                                                                    78,254
         4,100   3 CKE Restaurants, Inc.                                                                                      63,140
         3,300 2,3 CKX, Inc.                                                                                                  38,742
         3,194 2,3 CSK Auto Corp.                                                                                             38,679
           581     CSS Industries, Inc.                                                                                       16,646
         2,000 2,3 Cabela's, Inc., Class A                                                                                    37,180
           900   2 Cache, Inc.                                                                                                16,209
           400 2,3 California Coastal Communities, Inc.                                                                       12,352
         1,800 2,3 California Pizza Kitchen, Inc.                                                                             47,538
         5,800     Callaway Golf Co.                                                                                          73,370
         1,300   3 Carmike Cinemas, Inc.                                                                                      27,339
         4,000 2,3 Carter's, Inc.                                                                                             87,240
         2,900   2 Casual Male Retail Group, Inc.                                                                             32,335
         3,400     Catalina Marketing Corp.                                                                                   98,838
         2,337     Cato Corp., Class A                                                                                        56,836
           300   2 Cavco Industries, Inc.                                                                                      9,825
           800 2,3 Century Casinos, Inc.                                                                                       8,880
         5,898 2,3 Champion Enterprises, Inc.                                                                                 39,104
         1,400 2,3 Charlotte Russe Holdings, Inc.                                                                             36,652
         9,171   2 Charming Shoppes, Inc.                                                                                     94,553
        34,000 2,3 Charter Communications, Inc., Class A                                                                      44,880
           600     Cherokee, Inc.                                                                                             23,682
         1,821 2,3 Children's Place Retail Stores, Inc.                                                                      101,648
           700 2,3 Chipotle Mexican Grill, Inc.                                                                               36,750
         2,925     Christopher & Banks Corp.                                                                                  82,456
           585     Churchill Downs, Inc.                                                                                      22,657
         2,600   3 Citadel Broadcasting Corp.                                                                                 24,102
           400 2,3 Citi Trends, Inc.                                                                                          11,868
         1,100     Coinmach Service Corp., Class A                                                                            10,956
           800 2,3 Columbia Sportswear Co.                                                                                    39,776
           300 2,3 Conn's, Inc.                                                                                                7,716
         5,200   3 Cooper Tire & Rubber Co.                                                                                   51,948
           500 2,3 Core-Mark Holding Co., Inc.                                                                                17,870
         6,600 2,3 Corinthian Colleges, Inc.                                                                                  88,572
         1,500 2,3 Cosi, Inc.                                                                                                  7,545
         2,050 2,3 Cost Plus, Inc.                                                                                            27,654
           750     Courier Corp.                                                                                              26,820
         2,700   2 Cox Radio, Inc., Class A                                                                                   39,555
           500 2,3 Crocs, Inc.                                                                                                13,835
         1,171 2,3 Crown Media Holdings, Inc., Class A                                                                         4,719
         4,318 2,3 Cumulus Media, Inc., Class A                                                                               41,021
         1,400 2,3 DSW, Inc., Class A                                                                                         48,062
           300 2,3 DXP Enterprises, Inc.                                                                                      10,893
         4,300   2 DeVRY, Inc.                                                                                                90,730
           300     Deb Shops, Inc.                                                                                             7,134
         1,000 2,3 Deckers Outdoor Corp.                                                                                      42,640
         1,605 2,3 Delia's, Inc.                                                                                              11,845
         8,500   2 Denny's Corp.                                                                                              23,715
           200   2 Directed Electronics, Inc.                                                                                  2,314
         2,450     Domino's Pizza, Inc.                                                                                       55,713
         1,448     Dover Downs Gaming & Entertainment, Inc.                                                                   23,248
         1,369   3 Dover Motorsports, Inc.                                                                                     8,063
         3,668 2,3 Dress Barn, Inc.                                                                                           79,155
         1,200 2,3 Drew Industries, Inc.                                                                                      27,996
         4,200 2,3 Drugstore.com, Inc.                                                                                        12,096
           900 2,3 Educate, Inc.                                                                                               5,202
         2,500 2,3 Emmis Communications Corp., Class A                                                                        37,050
         2,400     Entercom Communication Corp.                                                                               60,840
         5,000   2 Entravision Communications Corp.                                                                           38,900
         2,400     Ethan Allen Interiors, Inc.                                                                                89,568
           100   2 F.A.O., Inc.                                                                                                    0
         1,000 2,3 FTD Group, Inc.                                                                                            14,520
         3,000     Finish Line, Inc., Class A                                                                                 36,900
           500   2 Fisher Communications, Inc.                                                                                20,245
         4,674 2,3 Fleetwood Enterprises, Inc.                                                                                33,279
         3,600 2,3 Fossil, Inc.                                                                                               65,376
         3,003   3 Freds, Inc.                                                                                                36,006
         3,500   3 Furniture Brands International, Inc.                                                                       70,210
         2,400 2,3 GSI Commerce, Inc.                                                                                         30,816
           900   2 Gaiam, Inc.                                                                                                12,141
         2,978 2,3 Gaylord Entertainment Co.                                                                                 113,819
        18,000 2,3 Gemstar-TV Guide International, Inc.                                                                       51,840
         1,854 2,3 Genesco, Inc.                                                                                              50,188
           800   2 Gentek, Inc.                                                                                               23,800
         4,400     Gray Television, Inc.                                                                                      29,568
         1,900 2,3 Great Wolf Resorts, Inc.                                                                                   22,762
         1,945     Group 1 Automotive, Inc.                                                                                  119,267
         1,345 2,3 Guess ?, Inc.                                                                                              57,297
         2,097 2,3 Guitar Center, Inc.                                                                                        89,164
         2,600 2,3 Gymboree Corp.                                                                                             87,152
         4,000   2 Harris Interactive, Inc.                                                                                   22,760
         1,400 2,3 Hartmarx Corp.                                                                                              8,764
         1,448     Haverty Furniture Cos., Inc.                                                                               22,314
         2,937 2,3 Hibbett Sporting Goods, Inc.                                                                               58,035
         3,500 2,3 Home Solutions of America, Inc.                                                                            19,775
           500   3 Hooker Furniture Corp.                                                                                      7,725
         3,466 2,3 Hot Topic, Inc.                                                                                            50,985
         3,700   2 Hovnanian Enterprises, Inc., Class A                                                                      101,343
         1,395     IHOP Corp.                                                                                                 63,417
         2,100 2,3 IMPCO Technologies, Inc.                                                                                   21,189
         2,800 2,3 INVESTools, Inc.                                                                                           22,960
         2,300 2,3 Iconix Brand Group, Inc.                                                                                   32,200
         2,200   2 Interactive Data Corp.                                                                                     41,382
         3,605 2,3 Interface, Inc.                                                                                            44,233
         1,123 2,3 Isle of Capri Casinos, Inc.                                                                                26,536
         2,243 2,3 JAKKS Pacific, Inc.                                                                                        36,987
         2,637   2 Jack in the Box, Inc.                                                                                     104,003
         2,600     Jackson Hewitt Tax Service, Inc.                                                                           88,738
         1,840 2,3 Jo-Ann Stores, Inc.                                                                                        26,128
         1,577 2,3 Jos A. Bank Clothiers, Inc.                                                                                39,709
         2,400     Journal Communications, Inc., Class A                                                                      25,320
         2,919     Journal Register Co.                                                                                       22,360
         1,900     K-Swiss, Inc., Class A                                                                                     53,143
         3,100   2 K2, Inc.                                                                                                   32,612
         2,239     Kellwood Co.                                                                                               59,222
           669   3 Kenneth Cole Productions, Inc., Class A                                                                    16,116
         1,200 2,3 Keystone Automotive Industries, Inc.                                                                       51,180
         1,796     Kimball International, Inc., Class B                                                                       31,915
         4,300 2,3 Krispy Kreme Doughnuts, Inc.                                                                               36,421
         2,900 2,3 LKQ Corp.                                                                                                  64,960
         3,900   3 La-Z Boy Chair Co.                                                                                         49,725
         1,200 2,3 Lakes Gaming, Inc.                                                                                         10,584
         1,163     Landry's Seafood Restaurants, Inc.                                                                         32,901
         3,200 2,3 Leapfrog Enterprises, Inc.                                                                                 31,936
         4,700 2,3 Lear Corp.                                                                                                106,079
         3,000     Lee Enterprises, Inc.                                                                                      74,490
         1,325   3 Levitt Corp.                                                                                               14,760
         2,050 2,3 Life Time Fitness, Inc.                                                                                    92,865
           600     Lifetime Brands, Inc.                                                                                      12,198
         2,700 2,3 Lin TV Corp., Class A                                                                                      17,766
         1,200     Lithia Motors, Inc., Class A                                                                               33,816
         4,400   2 Live Nation, Inc.                                                                                          92,224
         1,558 2,3 Lodgenet Entertainment                                                                                     29,088
         1,500 2,3 Lodgian, Inc.                                                                                              18,015
         1,209     Lone Star Steakhouse & Saloon                                                                              28,279
         1,600 2,3 Luby's, Inc.                                                                                               13,904
           900     M/I Schottenstein Homes, Inc.                                                                              28,998
         2,300   2 MTR Gaming Group, Inc.                                                                                     20,033
         3,000 2,3 Magna Entertainment Corp., Class A                                                                         16,230
         1,100 2,3 Maidenform Brands, Inc.                                                                                    14,729
         1,517     Marcus Corp.                                                                                               29,946
           900   3 Marine Products Corp.                                                                                       7,704
         1,000 2,3 MarineMax, Inc.                                                                                            21,050
         1,996 2,3 Martha Stewart Living Omnimedia                                                                            33,852
         3,200 2,3 Marvel Entertainment, Inc.                                                                                 56,576
         2,392     Matthews International Corp., Class A                                                                      82,141
           500 2,3 McCormick & Schmick's Seafood Restaurants, Inc.                                                             9,655
         1,400     Media General, Inc., Class A                                                                               51,002
         4,200 2,3 Mediacom Communications Corp.                                                                              26,460
         3,300     Mens Wearhouse, Inc.                                                                                      102,663
         1,500   2 Meritage Corp.                                                                                             58,155
         1,489 2,3 Midas, Inc.                                                                                                25,685
         2,521     Modine Manufacturing Co.                                                                                   59,420
         1,979   3 Monaco Coach Corp.                                                                                         21,076
           500   2 Monarch Casino & Resort, Inc.                                                                               9,420
           800     Monro Muffler Brake, Inc.                                                                                  24,808
         1,700 2,3 Morgans Hotel Group Co.                                                                                    22,882
           800 2,3 Morningstar, Inc.                                                                                          30,296
           200   2 Mortons Restaurant Group, Inc.                                                                              3,000
         1,700     Movado Group, Inc.                                                                                         38,301
         2,500 2,3 Multimedia Games, Inc.                                                                                     24,475
           436     National Presto Industries, Inc.                                                                           23,561
           700   2 Navigant International, Inc.                                                                               11,508
         3,200 2,3 NetFlix, Inc.                                                                                              66,208
         1,100 2,3 New York & Co.                                                                                             11,154
           800     Noble International Ltd.                                                                                   12,136
         2,321 2,3 O' Charleys, Inc.                                                                                          37,136
         1,900   3 Oakley, Inc.                                                                                               30,780
           200     Orleans Homebuilders, Inc.                                                                                  2,766
           400   2 Outdoor Channel Holdings, Inc.                                                                              4,196
         1,100 2,3 Overstock.com, Inc.                                                                                        19,008
         1,100     Oxford Industries, Inc.                                                                                    39,006
         2,210 2,3 P. F. Chang's China Bistro, Inc.                                                                           66,808
         4,300   2 PETCO Animal Supplies, Inc.                                                                               120,701
         5,400 2,3 Pacific Sunwear of California                                                                              90,072
           943 2,3 Palm Harbor Homes, Inc.                                                                                    14,475
         1,806 2,3 Papa Johns International, Inc.                                                                             58,045
         4,800 2,3 Payless ShoeSource, Inc.                                                                                  124,224
         4,256   3 Pep Boys-Manny Moe & Jack                                                                                  45,880
           900 2,3 Perry Ellis International, Inc.                                                                            23,274
         1,800 2,3 PetMed Express, Inc.                                                                                       21,006
         4,295     Phillips Van Heusen Corp.                                                                                 152,601
         6,100   3 Pier 1 Imports, Inc.                                                                                       41,480
         3,511 2,3 Pinnacle Entertainment, Inc.                                                                               96,307
         2,240 2,3 Playboy Enterprises, Inc., Class B                                                                         21,862
         2,900     Polaris Industries, Inc., Class A                                                                         110,838
           931   3 Pre-Paid Legal Services, Inc.                                                                              33,721
         1,950   2 Priceline.com, Inc.                                                                                        52,416
        12,100 2,3 Primedia, Inc.                                                                                             20,207
           700   2 Private Media Group, Inc.                                                                                   3,136
         1,916 2,3 ProQuest Co.                                                                                               22,685
         3,200 2,3 Progressive Gaming International Corp.                                                                     24,224
         3,200 2,3 Quantum Fuel Systems Technologies Worldwide, Inc.                                                           9,664
         8,400 2,3 Quiksilver, Inc.                                                                                          108,780
         1,400 2,3 RC2 Corp.                                                                                                  47,418
         1,800 2,3 RCN Corp.                                                                                                  43,200
         5,600 2,3 Radio One, Inc.                                                                                            40,208
         2,695   2 Rare Hospitality International, Inc.                                                                       70,878
         1,000   2 Raser Technologies, Inc.                                                                                    8,100
         7,800   3 Readers Digest Association, Inc., Class A                                                                 106,548
         1,200 2,3 Red Robin Gourmet Burgers                                                                                  46,620
         3,400     Regis Corp. Minnesota                                                                                     114,512
         4,800   2 Rent-A-Center, Inc.                                                                                       129,264
         2,900 2,3 Restoration Hardware, Inc.                                                                                 19,720
         1,100 2,3 Retail Ventures, Inc.                                                                                      18,986
           500 2,3 Riviera Holdings Corp.                                                                                     10,235
         4,400     Ruby Tuesday, Inc.                                                                                         96,624
         1,070   3 Russ Berrie & Co., Inc.                                                                                    11,781
         2,591     Russell Corp.                                                                                              46,664
         1,300 2,3 Ruth's Chris Steak House, Inc.                                                                             23,075
         3,254 2,3 Ryans Restaurant Group, Inc.                                                                               51,283
           733   2 Salem Communications Corp.                                                                                  8,891
           776     Sauer-Danfoss, Inc.                                                                                        19,004
         2,500   2 Scholastic Corp.                                                                                           71,875
         1,000     Sealy Corp.                                                                                                13,660
         4,200 2,3 Select Comfort Corp.                                                                                       84,630
           600   2 Shoe Carnival, Inc.                                                                                        13,194
         2,750 2,3 Shuffle Master, Inc.                                                                                       80,162
         4,131     Sinclair Broadcast Group, Inc.                                                                             34,783
         6,000 2,3 Six Flags, Inc.                                                                                            31,680
         1,136 2,3 Skechers USA, Inc., Class A                                                                                24,776
           525     Skyline Corp.                                                                                              19,850
         1,500 2,3 Smith & Wesson Holding Corp.                                                                               12,330
         1,900     Sonic Automotive, Inc.                                                                                     43,700
         5,900   2 Sonic Corp.                                                                                               116,112
         4,241   2 Sothebys Holdings, Inc., Class A                                                                          117,179
         3,200 2,3 Source Information Management Co.                                                                          36,800
         3,724 2,3 Spanish Broadcasting System, Inc.                                                                          17,168
         1,136     Speedway Motorsports, Inc.                                                                                 41,032
           300 2,3 Sportsmans Guide, Inc.                                                                                      9,249
         2,150   2 Stage Stores, Inc.                                                                                         63,769
         1,608   2 Stamps.com, Inc.                                                                                           32,787
         1,300     Stanley Furniture Co., Inc.                                                                                29,432
         1,961     Stein Mart, Inc.                                                                                           25,277
           500   2 Steinway Musical Instruments                                                                               12,170
         1,705   2 Steven Madden Ltd.                                                                                         57,049
         8,060     Stewart Enterprises, Inc., Class A                                                                         43,121
         1,200     Strayer Education, Inc.                                                                                   130,020
         3,019     Stride Rite Corp.                                                                                          38,221
         6,700   3 Sun-Times Media Group, Inc.                                                                                54,337
         2,091   3 Superior Industries International, Inc.                                                                    38,077
           200   2 Systemax, Inc.                                                                                              1,606
         1,600   3 Talbots, Inc.                                                                                              33,008
           687   3 Tarragon Corp.                                                                                              8,924
           962     Technical Olympic USA, Inc.                                                                                11,486
         3,300 2,3 Tempur-Pedic International, Inc.                                                                           47,850
         3,400   2 Tenneco Automotive, Inc.                                                                                   78,982
         3,200 2,3 Texas Roadhouse, Inc.                                                                                      34,624
         2,463 2,3 The Nautilus Group, Inc.                                                                                   30,935
         1,800   2 The Pantry, Inc.                                                                                           88,722
         1,969   2 The Steak 'n Shake Co.                                                                                     29,102
         6,431 2,3 TiVo, Inc.                                                                                                 43,281
         3,400   2 Timberland Co., Class A                                                                                    87,550
         3,942     Triarc Cos., Inc., Class B                                                                                 55,149
         1,300 2,3 True Religion Apparel, Inc.                                                                                23,946
         1,900 2,3 Trump Entertainment Resorts, Inc.                                                                          34,637
         2,708     Tuesday Morning Corp.                                                                                      39,158
         4,596     Tupperware Brands Corp.                                                                                    79,327
         2,626   2 Tween Brands, Inc.                                                                                         97,740
         1,700 2,3 Under Armour, Inc., Class A                                                                                68,255
           700     Unifirst Corp.                                                                                             21,763
         1,008 2,3 Universal Electronics, Inc.                                                                                17,832
         1,600 2,3 Universal Technical Institute, Inc.                                                                        32,208
         2,143 2,3 Vail Resorts, Inc.                                                                                         74,084
         3,700   2 Valassis Communications, Inc.                                                                              75,961
            74     Value Line, Inc.                                                                                            2,998
         2,267   2 Valuevision International, Inc., Class A                                                                   24,393
           728 2,3 Vertrue, Inc.                                                                                              30,911
         9,500 2,3 Visteon Corp.                                                                                              67,830
           700 2,3 Volcom, Inc.                                                                                               14,091
         2,800 2,3 WCI Communities, Inc.                                                                                      43,988
         1,756 2,3 WMS Industries, Inc.                                                                                       46,587
         3,800 2,3 Warnaco Group, Inc.                                                                                        67,678
         1,200 2,3 West Marine, Inc.                                                                                          15,180
         4,400     Westwood One, Inc.                                                                                         29,304
         4,000 2,3 Wet Seal, Inc., Class A                                                                                    18,520
           100     Weyco Group, Inc.                                                                                           2,315
         2,524   3 Winnebago Industries, Inc.                                                                                 72,969
         4,490     Wolverine World Wide, Inc.                                                                                114,226
         2,097     World Wrestling Entertainment, Inc.                                                                        34,223
           500     Xerium Technologies, Inc.                                                                                   5,180
         2,986     Yankee Candle Co., Inc., The                                                                               72,590
         3,600 2,3 Zale Corp.                                                                                                 92,196
           800 2,3 Zumiez Inc.                                                                                                23,944
         1,400     bebe stores, Inc.                                                                                          21,672
           600 2,3 iRobot Corp.                                                                                               10,506
                      TOTAL                                                                                               14,007,072
                   CONSUMER STAPLES--2.7%
           300     Alico, Inc.                                                                                                16,350
         7,000 2,3 Alliance One International, Inc.                                                                           27,510
         2,400   2 American Oriental Bioengineering, Inc.                                                                     12,312
           100     Arden Group, Inc., Class A                                                                                  9,929
           100   2 Aurora Foods, Inc.                                                                                              0
         3,754     Casey's General Stores, Inc.                                                                               84,953
         2,575 2,3 Central European Distribution Corp.                                                                        62,057
         1,800 2,3 Central Garden & Pet Co.                                                                                   71,172
         1,500 2,3 Chattem, Inc.                                                                                              50,895
         2,700     Chiquita Brands International                                                                              36,288
           342     Coca-Cola Bottling Co.                                                                                     20,975
         4,800   2 Darling International, Inc.                                                                                22,032
         2,904     Delta & Pine Land Co.                                                                                      99,346
           800     Diamond Foods, Inc.                                                                                        12,288
         1,900 2,3 Elizabeth Arden, Inc.                                                                                      32,072
           510     Farmer Brothers Co.                                                                                        10,700
         3,874     Flowers Foods, Inc.                                                                                       110,332
         3,700 2,3 Gold Kist, Inc.                                                                                            51,763
         1,447   2 Great Atlantic & Pacific Tea Co., Inc.                                                                     34,366
           200 2,3 Green Mountain Coffee, Inc.                                                                                 7,958
         2,266   2 Hain Celestial Group, Inc.                                                                                 48,946
           600     Imperial Sugar Co.                                                                                         14,364
         1,390     Ingles Markets, Inc., Class A                                                                              27,869
           500     Inter Parfums, Inc.                                                                                         9,125
         1,000     J&J Snack Foods Corp.                                                                                      30,090
         2,200 2,3 Jones Soda Co.                                                                                             20,438
         1,800     Lancaster Colony Corp.                                                                                     68,976
         2,595     Lance, Inc.                                                                                                61,839
         2,153     Longs Drug Stores Corp.                                                                                    88,531
           900     MGP Ingredients, Inc.                                                                                      20,727
         1,200     Mannatech, Inc.                                                                                            17,400
           300   2 Maui Land & Pineapple Co., Inc.                                                                            11,055
         1,200 2,3 Medifast, Inc.                                                                                             19,884
         4,100 2,3 NBTY, Inc.                                                                                                121,073
         1,300     Nash Finch Co.                                                                                             29,081
           600 2,3 National Beverage Corp.                                                                                     9,876
         4,307     Nu Skin Enterprises, Inc., Class A                                                                         61,590
         1,400 2,3 Parlux Fragrances, Inc.                                                                                    12,936
         4,600   2 Pathmark Stores, Inc.                                                                                      39,422
         1,200 2,3 Peet's Coffee & Tea, Inc.                                                                                  34,044
         2,900 2,3 Performance Food Group Co.                                                                                 80,823
         2,700     Pilgrim's Pride Corp.                                                                                      69,012
         3,325 2,3 Playtex Products, Inc.                                                                                     37,639
           800     Premium Standard Farms, Inc.                                                                               13,520
         2,200 2,3 Prestige Brands Holdings, Inc.                                                                             19,316
         2,167 2,3 Ralcorp Holdings, Inc.                                                                                     90,321
           900     Reddy Ice Group, Inc.                                                                                      20,052
        15,955 2,3 Revlon, Inc., Class A                                                                                      14,998
         2,664     Ruddick Corp.                                                                                              65,215
         1,500   3 Sanderson Farms, Inc.                                                                                      38,865
            33   3 Seaboard Corp.                                                                                             37,620
         1,069   2 Smart & Final, Inc.                                                                                        16,602
         1,600     Spartan Stores, Inc.                                                                                       24,000
         2,300 2,3 Spectrum Brands, Inc.                                                                                      15,571
         1,000     The Anderson's, Inc.                                                                                       37,380
         1,000 2,3 The Boston Beer Co., Inc., Class  A                                                                        29,450
         2,350     Tootsie Roll Industries, Inc.                                                                              63,802
         2,748     Topps Co.                                                                                                  22,451
         2,000   2 TreeHouse Foods, Inc.                                                                                      47,920
           900 2,3 USANA, Inc.                                                                                                39,915
         3,172 2,3 United Natural Foods, Inc.                                                                                 95,604
         1,888     Universal Corp.                                                                                            66,684
         3,102   3 Vector Group Ltd.                                                                                          50,221
         1,549     WD 40 Co.                                                                                                  50,513
           900     Weis Markets, Inc.                                                                                         35,676
         2,428 2,3 Wild Oats Markets, Inc.                                                                                    43,437
                      TOTAL                                                                                                2,647,171
                   ENERGY--5.4%
         1,500 2,3 ATP Oil & Gas Corp.                                                                                        61,650
           600 2,3 Allis-Chalmers Corp.                                                                                        9,504
           900     Alon USA Energy, Inc.                                                                                      34,497
         3,500 2,3 Alpha Natural Resources, Inc.                                                                              56,595
           600 2,3 Arena Resources, Inc.                                                                                      22,200
         1,279   2 Atlas America, Inc.                                                                                        58,015
         1,984 2,3 Atwood Oceanics, Inc.                                                                                      93,109
         3,900   2 Aurora Oil & Gas Corp.                                                                                     17,238
           600 2,3 Basic Energy Services, Inc.                                                                                16,200
         2,594     Berry Petroleum Co., Class A                                                                               87,262
         1,800 2,3 Bill Barrett Corp.                                                                                         55,656
           700   2 Bois d'Arc Energy, Inc.                                                                                    11,620
         4,200 2,3 Brigham Exploration Co.                                                                                    30,156
         1,709   2 Bristow Group, Inc.                                                                                        57,918
           700 2,3 Bronco Drilling Co., Inc.                                                                                  14,399
         1,100   2 Callon Petroleum Corp.                                                                                     20,515
         1,702   3 Carbo Ceramics, Inc.                                                                                       66,191
         1,800 2,3 Carrizo Oil & Gas, Inc.                                                                                    53,298
           500 2,3 Clayton Williams Energy, Inc.                                                                              16,985
         1,500 2,3 Complete Production Services, Inc.                                                                         30,900
         2,946 2,3 Comstock Resources, Inc.                                                                                   86,671
           600     Crosstex Energy, Inc.                                                                                      59,226
           800 2,3 Dawson Geophysical Co.                                                                                     26,080
           200   2 Delek US Holdings, Inc.                                                                                     3,260
         4,300 2,3 Delta Petroleum Corp.                                                                                      76,454
           881 2,3 Dril-Quip, Inc.                                                                                            74,436
         3,000   2 EXCO Resources, Inc.                                                                                       38,760
         1,600   2 Edge Petroleum Corp.                                                                                       33,904
         3,600   2 Encore Aquisition Co.                                                                                     109,656
         3,200 2,3 Energy Partners Ltd.                                                                                       58,144
           800 2,3 GMX Resources, Inc.                                                                                        27,312
         5,100 2,3 Gasco Energy, Inc.                                                                                         21,267
         1,200 2,3 GeoGlobal Resources, Inc.                                                                                   4,884
         1,200   2 Giant Industries, Inc.                                                                                     85,692
         1,200 2,3 Goodrich Petroleum Corp.                                                                                   40,740
        14,398 2,3 Grey Wolf, Inc.                                                                                           110,289
         1,039     Gulf Island Fabrication, Inc.                                                                              25,778
         1,200   2 Gulfmark Offshore, Inc.                                                                                    38,040
           300 2,3 Gulfport Energy Corp.                                                                                       3,669
         7,100 2,3 Hanover Compressor Co.                                                                                    134,900
         2,900   2 Harvest Natural Resources, Inc.                                                                            40,571
             2   2 Helix Energy Solutions Group, Inc.                                                                             62
         1,200 2,3 Hercules Offshore, Inc.                                                                                    42,888
         1,540 2,3 Hornbeck Offshore Services, Inc.                                                                           53,515
         1,400   2 Hydril Co.                                                                                                 96,978
         5,264 2,3 Input/Output, Inc.                                                                                         51,745
         7,600 2,3 International Coal Group, Inc.                                                                             51,072
         1,000 2,3 James River Coal Co.                                                                                       21,740
         5,300 2,3 KFX, Inc.                                                                                                  82,256
         2,468   2 Lone Star Technologies, Inc.                                                                              116,243
         1,100     Lufkin Industries, Inc.                                                                                    68,211
         4,900 2,3 Mariner Energy, Inc.                                                                                       88,249
           700   3 Maritrans, Inc.                                                                                            15,988
           100     MarkWest Hydrocarbon, Inc.                                                                                  2,618
         1,500 2,3 Matrix Services Co.                                                                                        18,060
         2,703 2,3 Maverick Tube Corp.                                                                                       172,424
         2,200 2,3 McMoRan Exploration Co.                                                                                    41,250
         6,786 2,3 Meridian Resource Corp.                                                                                    24,090
         1,500 2,3 Metretek Technologies, Inc.                                                                                25,065
         1,300   2 NATCO Group, Inc., Class A                                                                                 49,400
         2,006     NGP Capital Resources Co.                                                                                  27,121
         1,591   2 NS Group, Inc.                                                                                             80,473
         6,583 2,3 Newpark Resources, Inc.                                                                                    40,354
         3,400 2,3 Oil States International, Inc.                                                                            109,344
           800   2 PHI, Inc.                                                                                                  25,248
         1,800   2 Pacific Ethanol, Inc.                                                                                      33,750
         2,900 2,3 Parallel Petroleum Corp.                                                                                   72,384
         8,037 2,3 Parker Drilling Co.                                                                                        58,349
         1,422     Penn Virginia Corp.                                                                                        97,066
         3,400 2,3 PetroQuest Energy, Inc.                                                                                    39,746
        10,796 2,3 Petrohawk Energy Corp.                                                                                    126,529
         1,400   2 Petroleum Development Corp.                                                                                62,356
         3,500   2 Pioneer Drilling Co.                                                                                       53,445
         1,400 2,3 Quest Resource Corp.                                                                                       17,080
         1,711     RPC Energy Services, Inc.                                                                                  39,353
         9,100 2,3 Rentech, Inc.                                                                                              43,680
         3,400 2,3 Rosetta Resources, Inc.                                                                                    61,234
         2,031 2,3 Stone Energy Corp.                                                                                         94,949
         1,900   2 SulphCo, Inc.                                                                                              11,552
           500   2 Superior Well Services, Inc.                                                                               12,485
         2,223 2,3 Swift Energy Co.                                                                                          106,704
         3,000 2,3 Syntroleum Corp.                                                                                           15,330
           100   2 T-3 Energy Services, Inc.                                                                                   2,188
         2,700   2 The Exploration Co. of Delaware                                                                            32,670
         2,320 2,3 The Houston Exploration Co.                                                                               148,155
         1,000 2,3 Toreador Resources Corp.                                                                                   25,730
         4,200 2,3 Transmeridian Exploration, Inc.                                                                            21,000
         3,302   2 Transmontaigne Co.                                                                                         37,147
         1,200 2,3 Trico Marine Services, Inc.                                                                                43,980
         6,483   2 USEC, Inc.                                                                                                 68,266
           500 2,3 Union Drilling, Inc.                                                                                        7,530
         2,067   2 Universal Compression Holdings, Inc.                                                                      131,668
         5,000   2 VAALCO Energy, Inc.                                                                                        45,450
         2,859   2 Veritas DGC, Inc.                                                                                         163,735
         2,300   2 W-H Energy Services, Inc.                                                                                 126,546
         3,500 2,3 Warren Resources, Inc.                                                                                     50,085
           500   2 Warrior Energy Service Corp.                                                                               10,820
         1,400     Western Refining, Inc.                                                                                     32,186
           200   2 Westmoreland Coal Co.                                                                                       4,822
         2,590   2 Whiting Petroleum Corp.                                                                                   120,953
         2,200     World Fuel Services Corp.                                                                                 104,104
                      TOTAL                                                                                                5,341,062
                   FINANCIALS--20.9%
           858     1st Source Corp.                                                                                           27,834
         2,200     21st Century Insurance Group                                                                               34,034
           900 2,3 ACE Cash Express, Inc.                                                                                     26,523
         1,100   3 ASTA Funding, Inc.                                                                                         36,729
         4,800     Aames Investment Corp.                                                                                     23,232
         2,400     Acadia Realty Trust                                                                                        57,216
         1,500   2 Accredited Home Lenders Holding Co.                                                                        67,995
         5,000     Advance America Cash Advance, Inc.                                                                         66,600
         1,500     Advanta Corp., Class B                                                                                     54,045
         1,050   3 Affirmative Insurance Holdings, Inc.                                                                       16,474
         2,000   2 Affordable Residential Communities                                                                         21,660
           900     Agree Realty Corp.                                                                                         30,024
           996     Alabama National Bancorp                                                                                   67,479
           119   2 Alexander's, Inc.                                                                                          32,568
         1,750     Alexandria Real Estate Equities, Inc.                                                                     165,235
         2,362     Alfa Corp.                                                                                                 38,926
         1,780     Amcore Financial, Inc.                                                                                     50,997
         1,700     American Campus Communities, Inc.                                                                          43,078
         3,400     American Equity Investment Life Holding Co.                                                                37,026
         8,700     American Financial Realty Trust                                                                           100,746
         3,302     American Home Mortgage Investment Corp.                                                                   115,306
           700 2,3 American Physicians Capital, Inc.                                                                          32,438
         1,160   3 AmericanWest Bancorp.                                                                                      24,708
           980     Ameris Bancorp                                                                                             24,990
         1,805     Anchor Bancorp Wisconsin, Inc.                                                                             53,608
         4,200     Anthracite Capital, Inc.                                                                                   51,534
         3,700     Anworth Mortgage Asset Corp.                                                                               29,193
         6,145     Apollo Investment Corp.                                                                                   118,476
         1,300     Arbor Realty Trust, Inc.                                                                                   33,501
         2,835     Ares Capital Corp.                                                                                         46,242
         2,269 2,3 Argonaut Group, Inc.                                                                                       66,164
           702     Arrow Financial Corp.                                                                                      18,743
         4,400     Ashford Hospitality Trust                                                                                  51,700
           900 2,3 Asset Acceptance Capital Corp.                                                                             16,362
             0     BB&T Corp.                                                                                                     10
         1,850 2,3 BFC Financial Corp., Class A                                                                               11,285
           873     Baldwin & Lyons, Inc., Class B                                                                             21,956
           478     BancFirst Corp.                                                                                            22,772
           300   3 BancTrust Financial Group, Inc.                                                                             8,247
           730 2,3 Bancorp, Inc., DE                                                                                          18,111
           990     Bank Granite Corp.                                                                                         21,532
         4,535     Bank Mutual Corp.                                                                                          55,871
           900   3 Bank of the Ozarks, Inc.                                                                                   28,926
         3,500     BankAtlantic Bancorp, Inc., Class A                                                                        48,580
         1,800     BankFinancial Corp.                                                                                        30,618
         2,600     BankUnited Financial Corp., Class A                                                                        76,934
           800     Banner Corp.                                                                                               31,192
           600     Berkshire Hills Bancorp, Inc.                                                                              20,934
         4,450     BioMed Realty Trust, Inc.                                                                                 132,654
         2,600   3 Boston Private Financial Holdings                                                                          65,338
         1,000     Bristol West Holdings, Inc.                                                                                14,500
         4,550   3 Brookline Bancorp, Inc.                                                                                    59,059
         1,172 2,3 CNA Surety Corp.                                                                                           21,389
         4,468     CVB Financial Corp.                                                                                        66,529
         1,166     Cadence Financial Corp.                                                                                    24,439
         1,700     Calamos Asset Management, Inc.                                                                             45,917
           600     Camden National Corp.                                                                                      26,760
           921   3 Capital City Bank Group, Inc.                                                                              29,914
           700     Capital Corp. of the West                                                                                  22,050
         3,300     Capital Lease Funding, Inc.                                                                                36,267
           200     Capital Southwest Corp.                                                                                    21,242
         1,000   3 Capital Title Group, Inc.                                                                                   7,630
           700     Capital Trust, Inc.                                                                                        24,066
           800   3 Capitol Bancorp Ltd.                                                                                       31,920
         1,400     Cardinal Financial Corp.                                                                                   14,938
         1,325   3 Cascade Bancorp                                                                                            45,699
         2,357     Cash America International, Inc.                                                                           80,727
         3,558   3 Cathay Bancorp, Inc.                                                                                      130,756
         1,600     Cedar Shopping Centers, Inc.                                                                               24,256
         4,000 2,3 Centennial Bank Holdings, Inc.                                                                             41,680
           900     Center Financial Corp.                                                                                     22,428
           200     CenterState Banks of Florida                                                                                3,856
           800     Centracore Properties Trust                                                                                20,608
         2,291     Central Pacific Financial Corp.                                                                            80,185
           200   3 Charter Financial Corp.                                                                                     7,428
         3,860     Charter Municipal Mortgage Acceptance Co.                                                                  74,730
         1,876   3 Chemical Financial Corp.                                                                                   57,424
         3,062     Chittenden Corp.                                                                                           86,410
         3,200     Citizens Banking Corp.                                                                                     81,248
           300     Citizens First Bancorp, Inc.                                                                                7,284
           588     City Bank Lynwood, WA                                                                                      31,035
         1,500     City Holding Co.                                                                                           58,125
         1,300   3 Clark, Inc.                                                                                                15,691
           200   2 Clayton Holdings, Inc.                                                                                      2,610
           600     Clifton Savings Bancorp, Inc.                                                                               6,564
         1,025   3 CoBiz, Inc.                                                                                                24,057
         1,117   3 Coastal Financial Corp.                                                                                    14,633
           600     Cohen & Steers, Inc.                                                                                       15,234
           400     Columbia Bancorp                                                                                            9,776
         1,421     Columbia Banking Systems, Inc.                                                                             44,378
         3,700     Commerce Group, Inc.                                                                                      111,777
         3,629     Commercial Capital Bancorp, Inc.                                                                           57,629
           500   2 Community Bancorp                                                                                          16,840
           600     Community Bancorp, Inc. of Escondido, CA                                                                   23,850
         2,200     Community Bank System, Inc.                                                                                46,552
         1,802   3 Community Banks, Inc.                                                                                      46,631
         1,034     Community Trust Bancorp, Inc.                                                                              38,051
         1,100     Compass Diversified Trust                                                                                  16,148
         1,467 2,3 CompuCredit Corp.                                                                                          47,927
           400   3 Consolidated Tomoka Co.                                                                                    24,160
         2,200     Corporate Office Properties Trust                                                                          99,000
         3,224   3 Corus Bankshares, Inc.                                                                                     74,442
         2,800     Cousins Properties, Inc.                                                                                   88,956
         1,862     Crawford & Co., Class B                                                                                    14,393
           500 2,3 Credit Acceptance Corp.                                                                                    13,455
         5,300     Crescent Real Estate Equities, Inc.                                                                       103,456
           900   2 Darwin Professional Underwriters, Inc.                                                                     16,785
         3,100     Deerfield Triarc Capital Corp.                                                                             42,222
         3,262     Delphi Financial Group, Inc., Class A                                                                     124,250
         4,100     DiamondRock Hospitality Co.                                                                                65,887
         1,000     Digital Realty Trust, Inc.                                                                                 27,330
         2,457     Dime Community Bancorp, Inc.                                                                               34,324
         1,200   3 Direct General Corp.                                                                                       19,908
         1,000 2,3 Dollar Financial Corp.                                                                                     20,080
           710     Donegal Group, Inc., Class A                                                                               13,788
         6,200     Doral Financial Corp.                                                                                      31,744
         1,400     Downey Financial Corp.                                                                                     92,890
           400   3 EMC Insurance Group, Inc.                                                                                  11,688
         1,687     EastGroup Properties, Inc.                                                                                 79,340
         2,600   3 Education Realty Trust, Inc.                                                                               40,638
           300   3 Enterprise Financial Services Corp.                                                                         8,400
         1,932     Entertainment Properties Trust                                                                             82,245
         4,691     Equity Inns, Inc.                                                                                          73,977
         1,551     Equity Lifestyle Properties, Inc.                                                                          66,646
         2,668     Equity One, Inc.                                                                                           58,349
         3,300     Extra Space Storage, Inc.                                                                                  52,569
         1,000 2,3 Ezcorp, Inc., Class A                                                                                      41,630
         1,028     FBL Financial Group, Inc., Class A                                                                         32,557
         4,500   3 FNB Corp.                                                                                                  84,860
           800   2 FPIC Insurance Group, Inc.                                                                                 30,920
           504     Farmers Capital Bank Corp.                                                                                 16,113
           800     Federal Agricultural Mortgage Association, Class C                                                         21,464
         3,992     FelCor Lodging Trust, Inc.                                                                                 87,824
         1,900     Fidelity Bankshares, Inc.                                                                                  73,150
         4,500     Fieldstone Investment Corp.                                                                                40,725
         2,043     Financial Federal Corp.                                                                                    54,895
         1,000 2,3 First Acceptance Corp.                                                                                     12,040
         5,300   3 First BanCorp                                                                                              50,297
           850     First Bancorp, Inc.                                                                                        18,377
         1,046   3 First Busey Corp.                                                                                          21,820
         2,100 2,3 First Cash Financial Services, Inc.                                                                        39,963
         2,286     First Charter Corp.                                                                                        53,904
         5,225   3 First Commmonwealth Financial Corp.                                                                        67,873
         1,600     First Community Bancorp                                                                                    87,808
           768     First Community Bancshares, Inc.                                                                           25,544
         2,441     First Financial Bancorp                                                                                    36,444
         1,344     First Financial Bankshares, Inc.                                                                           51,569
         1,088   3 First Financial Corp.                                                                                      32,575
         1,072     First Financial Holdings, Inc.                                                                             34,786
         1,288     First Indiana Corp.                                                                                        32,290
         3,300     First Industrial Realty Trust                                                                             132,924
         1,415     First Merchants Corp.                                                                                      33,097
         3,900     First Midwest Bancorp, Inc.                                                                               139,230
         8,343     First Niagara Financial Group, Inc.                                                                       122,058
           450   3 First Oak Brook Bancshares, Inc.                                                                           16,488
         1,000   3 First Place Financial Corp.                                                                                23,260
         1,500     First Potomac Realty Trust                                                                                 42,435
           200   2 First Regional Bancorp                                                                                     19,762
         1,850   3 First Republic Bank                                                                                        78,680
           250   3 First South Bancorp, Inc.                                                                                   8,060
         1,700     First State Bancorporation                                                                                 41,463
         1,438 2,3 FirstFed Financial Corp.                                                                                   81,175
         5,500     FirstMerit Corp.                                                                                          120,560
           600     Flag Financial Corp.                                                                                       14,952
         2,450     Flagstar Bancorp, Inc.                                                                                     35,672
         1,225   3 Flushing Financial Corp.                                                                                   20,384
         2,200 2,3 Franklin Bank Corp.                                                                                        42,702
         3,200     Franklin Street Properties Corp.                                                                           59,520
         4,700     Fremont General Corp.                                                                                      83,425
        10,100     Friedman, Billings, Ramsey Group, Inc., Class A                                                            92,718
         1,944     Frontier Financial Corp.                                                                                   75,097
             1     Fulton Financial Corp.                                                                                          9
           522     GAMCO Investors, Inc., Class A                                                                             18,975
           550   3 GB&T Bancshares, Inc.                                                                                      11,649
         1,000 2,3 GFI Group, Inc.                                                                                            57,360
         2,940     GMH Communities Trust                                                                                      36,868
         1,300     Getty Realty Holding Corp.                                                                                 37,154
         2,131   3 Glacier Bancorp, Inc.                                                                                      65,294
           900   3 Gladstone Capital Corp.                                                                                    20,142
         1,000     Gladstone Investment Corp.                                                                                 14,640
         2,293     Glenborough Realty Trust, Inc.                                                                             50,905
         2,765     Glimcher Realty Trust                                                                                      65,392
           900     Gramercy Capital Corp.                                                                                     23,004
           663     Great American Financial Resources, Inc.                                                                   13,485
           800   3 Great Southern Bancorp, Inc.                                                                               21,984
         4,100     Greater Bay Bancorp                                                                                       117,424
           600     Greene County Bancshares, Inc.                                                                             20,598
         1,400     Greenhill & Co., Inc.                                                                                      81,144
         2,006     Hancock Holding Co.                                                                                       103,510
         2,980     Hanmi Financial Corp.                                                                                      56,739
         1,675     Harbor Florida Bancshares, Inc.                                                                            74,068
         1,054     Harleysville Group, Inc.                                                                                   33,443
         2,095     Harleysville National Corp.                                                                                44,037
         2,100 2,3 Harris & Harris Group, Inc.                                                                                21,588
         3,200     Healthcare Realty Trust, Inc.                                                                             105,888
           850   3 Heartland Financial USA, Inc.                                                                              22,814
           900     Heritage Commerce Corp.                                                                                    22,410
         2,100     Heritage Property Investment                                                                               75,789
         3,100     Hersha Hospitality Trust                                                                                   28,613
         3,900     Highland Hospitality Corp.                                                                                 52,065
         4,100     Highwoods Properties, Inc.                                                                                152,684
         2,496     Hilb Rogal & Hamilton Co.                                                                                 101,088
         2,715     Home Properties of New York, Inc.                                                                         151,443
         3,850     Homebanc Corp.                                                                                             31,570
         3,293     Horace Mann Educators Corp.                                                                                55,882
           700     Horizon Financial Corp.                                                                                    20,209
           400 2,3 Housevalues, Inc.                                                                                           2,128
            39     Huntington Bancshares, Inc.                                                                                   950
         5,900     IMPAC Mortgage Holdings, Inc.                                                                              63,543
           400     ITLA Capital Corp.                                                                                         19,884
           899     Iberiabank Corp.                                                                                           51,666
            32     Imperial Credit Industries, Inc., Warrants                                                                      0
           340     Independence Holdings Co.                                                                                   7,259
         1,100     Independent Bank Corp.- Massachusetts                                                                      37,301
         1,911     Independent Bank Corp.- Michigan                                                                           48,941
         1,500     Infinity Property & Casualty                                                                               61,635
         4,700     Inland Real Estate Corp.                                                                                   76,187
         3,201     Innkeepers USA Trust                                                                                       54,001
         1,262     Integra Bank Corp.                                                                                         30,679
         1,300     Interchange Financial Services Corp.                                                                       29,380
         3,100     International Bancshares Corp.                                                                             89,807
         2,600   3 International Securities Exchange, Inc.                                                                   105,794
           600 2,3 Intervest Bancshares Corp.                                                                                 26,610
         3,900   2 Investors Bancorp, Inc.                                                                                    52,494
         3,500     Investors Real Estate Trust                                                                                32,760
         1,407   3 Irwin Financial Corp.                                                                                      27,619
           400 2,3 James River Group, Inc.                                                                                    10,976
         1,300     Jer Investors Trust, Inc.                                                                                  20,150
         5,500     KKR Financial Corp.                                                                                       127,380
         2,100     KNBT Bancorp, Inc.                                                                                         33,411
           255     Kansas City Life Insurance Co.                                                                             10,960
         1,600     Kearny Financial Corp.                                                                                     23,568
         1,630     Kite Realty Group Trust                                                                                    25,151
         8,200 2,3 Knight Capital Group, Inc., Class A                                                                       135,628
         1,500     LTC Properties, Inc.                                                                                       33,105
         2,920     LaSalle Hotel Properties                                                                                  120,625
         3,900 2,3 Labranche & Co. Inc.                                                                                       38,532
         1,291   3 Lakeland Bancorp, Inc.                                                                                     18,520
           900   3 Lakeland Financial Corp.                                                                                   21,870
         1,239   3 LandAmerica Financial Group, Inc.                                                                          79,085
         3,730     Lexington Corporate Properties Trust                                                                       74,302
         3,820     Longview Fibre Co.                                                                                         80,373
         3,800     Luminent Mortgage Capital, Inc.                                                                            36,670
         2,521     MAF Bancorp, Inc.                                                                                         103,361
         1,600     MB Financial, Inc.                                                                                         56,896
         1,138   3 MBT Financial Corp.                                                                                        18,288
         3,900     MCG Capital Corp.                                                                                          63,531
         6,400     MFA Mortgage Investments, Inc.                                                                             43,904
           800     MVC Capital, Inc.                                                                                          10,576
         1,085   3 Macatawa Bank Corp.                                                                                        25,281
         3,100     Maguire Properties, Inc.                                                                                  115,971
         1,110     MainSource Financial Group, Inc.                                                                           18,315
         2,200 2,3 MarketAxess Holdings, Inc.                                                                                 22,352
           500 2,3 Marlin Business Services, Inc.                                                                             10,380
         2,800 2,3 Meadowbrook Insurance Group, Inc.                                                                          27,160
           600     Medallion Financial Corp.                                                                                   7,344
         2,900     Medical PPTYS Trust, Inc.                                                                                  35,380
           826     Mercantile Bancorporation, Inc.                                                                            33,866
           100     MetroCorp Bancshares, Inc.                                                                                  3,135
         1,581     Mid-American Apartment Communities, Inc.                                                                   90,307
         1,840     Mid-State Bancshares                                                                                       49,662
           788   3 Midland Co.                                                                                                29,550
           900   3 Midwest Banc Holdings, Inc.                                                                                19,629
         3,900     Mills Corp.                                                                                                90,402
         1,550     MortgageIT Holdings, Inc.                                                                                  22,645
         8,400 2,3 Move, Inc.                                                                                                 36,960
           200     NASB Financial, Inc.                                                                                        6,824
         2,523     NBT Bancorp, Inc.                                                                                          59,745
         1,600     Nara Bancorp, Inc.                                                                                         29,456
         2,700   3 National Financial Partners Corp.                                                                         121,608
         1,721     National Health Investors, Inc.                                                                            43,559
           900     National Interstate Corp.                                                                                  23,184
         3,291   3 National Penn Bancshares, Inc.                                                                             67,136
         3,986     National Retail Properties, Inc.                                                                           83,068
           191   2 National Western Life Insurance Co., Class A                                                               43,930
         5,501     Nationwide Health Properties, Inc.                                                                        130,484
           700 2,3 Navigators Group, Inc.                                                                                     29,757
         4,117     NetBank, Inc.                                                                                              22,643
         8,100   3 Newalliance Bancshares, Inc.                                                                              114,291
         3,300     Newcastle Investment Corp.                                                                                 84,777
         1,200   3 Newkirk Realty Trust, Inc.                                                                                 19,056
           315 2,3 Northern Empire Bancshares                                                                                  7,402
         3,000     Northstar Realty Finance Corp.                                                                             36,180
         1,300     Northwest Bancorp, Inc.                                                                                    32,825
         2,400     Northwestern Corp.                                                                                         83,280
         2,400     Novastar Financial, Inc.                                                                                   83,064
           100     Nymagic, Inc.                                                                                               3,138
           608     OceanFirst Financial Corp.                                                                                 13,303
         2,505 2,3 Ocwen Financial Corp.                                                                                      34,769
           600   3 Odyssey Re Holdings Corp.                                                                                  16,140
         4,819     Ohio Casualty Corp.                                                                                       124,908
         5,210   3 Old National Bancorp                                                                                       99,407
         1,298   3 Old Second Bancorp, Inc.                                                                                   38,628
           839   3 Omega Financial Corp.                                                                                      25,438
         4,300     Omega Healthcare Investors                                                                                 57,448
         1,500     optionsXpress Holdings, Inc.                                                                               39,270
         1,591     Oriental Financial Group                                                                                   19,999
         1,776     PFF Bancorp, Inc.                                                                                          66,689
           666   2 PICO Holdings, Inc.                                                                                        21,938
         2,919   2 PMA Capital Corp.                                                                                          29,102
         1,229     PS Business Parks, Inc.                                                                                    73,740
         3,489   3 Pacific Capital Bancorp                                                                                   102,786
           865   3 Park National Corp.                                                                                        87,875
         1,240     Parkway Properties, Inc.                                                                                   56,383
         3,221     Partners Trust Financial Group, Inc.                                                                       34,014
           700     PennFed Financial Services, Inc.                                                                           12,642
         2,596     Pennsylvania Real Estate Investment Trust                                                                 102,230
           900   2 Penson Worldwide, Inc.                                                                                     15,345
           845     Peoples Bancorp, Inc.                                                                                      25,342
         7,700     Phoenix Cos., Inc.                                                                                        104,720
         1,000 2,3 Pinnacle Financial Partners, Inc.                                                                          33,640
         1,544   2 Piper Jaffray Cos., Inc.                                                                                   79,037
         1,300     Placer Sierra Bancshares                                                                                   28,327
         1,300 2,3 Portfolio Recovery Associates, Inc.                                                                        55,666
         3,200     Post Properties, Inc.                                                                                     153,632
         2,807   3 Potlatch Corp.                                                                                             97,150
           500     Preferred Bank Los Angeles, CA                                                                             28,655
           620   2 PremierWest Bancorp                                                                                         9,616
         1,553     Presidential Life Corp.                                                                                    37,489
         1,300     PrivateBancorp, Inc.                                                                                       61,113
         2,280 2,3 ProAssurance Corp.                                                                                        113,339
         1,800     Prosperity Bancshares, Inc.                                                                                63,306
         2,467     Provident Bankshares Corp.                                                                                 90,712
         5,030     Provident Financial Services, Inc.                                                                         90,741
         2,872     Provident New York Bancorp                                                                                 38,743
         2,472     R&G Financial Corp., Class B                                                                               20,518
         2,400     RAIT Investment Trust                                                                                      67,848
         1,610     RLI Corp.                                                                                                  76,121
         1,600     Ramco-Gershenson Properties                                                                                47,088
         5,700     Realty Income Corp.                                                                                       130,416
         1,600     Redwood Trust, Inc.                                                                                        76,128
           800     Renasant Corp.                                                                                             35,736
         5,343     Republic Bancorp, Inc.                                                                                     69,780
           716   3 Republic Bancorp, Inc.- Class A                                                                            14,886
         2,800     Republic Property Trust                                                                                    28,812
         1,100     Resource America, Inc., Class A                                                                            21,857
         1,200   2 Rewards Network, Inc.                                                                                       5,400
           700 2,3 Rockville Financial, Inc.                                                                                  10,136
           358     Royal Bancshares of Pennsylvania                                                                            9,415
         1,871   3 S & T Bancorp, Inc.                                                                                        58,506
           950     S.Y. Bancorp, Inc.                                                                                         28,044
           687     SCBT Financial Corp.                                                                                       25,948
           400   2 SCPIE Holdings, Inc.                                                                                        9,160
         2,800 2,3 SVB Financial Group                                                                                       125,496
         1,242     SWS Group, Inc.                                                                                            32,379
         1,300     Safety Insurance Group, Inc.                                                                               68,978
         1,000     Sanders Morris Harris Group, Inc.                                                                          14,590
         1,119     Sandy Spring Bancorp, Inc.                                                                                 40,217
           313     Santander BanCorp                                                                                           7,052
           929     Saul Centers, Inc.                                                                                         37,067
         3,700     Saxon Capital, Inc.                                                                                        41,847
         1,700 2,3 Seabright Insurance Holdings, Inc.                                                                         22,100
           920     Seacoast Banking Corp. of Florida                                                                          27,490
           600   3 Security Bank Corp.                                                                                        13,584
         2,196     Selective Insurance Group, Inc.                                                                           111,996
         4,543     Senior Housing Properties Trust                                                                            84,454
           300     Shore Bancshares, Inc.                                                                                      8,604
           100     Sierra Bancorp                                                                                              3,003
         1,900 2,3 Signature Bank                                                                                             61,047
         1,100     Simmons 1st National Corp., Class A                                                                        31,647
           700     Sizeler Property Investment, Inc.                                                                          11,305
           200     Smithtown Bancorp, Inc.                                                                                     5,328
           755   3 Southside Bancshares, Inc.                                                                                 18,905
         1,400     Southwest Bancorp, Inc.                                                                                    36,974
         1,355     Sovran Self Storage, Inc.                                                                                  70,013
         5,500     Spirit Finance Corp.                                                                                       61,050
           600 2,3 Star Maritime Acquisition Corp.                                                                             5,784
         1,047     State Auto Financial Corp.                                                                                 31,619
           500     State National Bancshares, Inc.                                                                            18,620
         1,885     Sterling Bancorp                                                                                           38,020
         3,874     Sterling Bancshares, Inc.                                                                                  75,892
         2,087     Sterling Financial Corp. (PA)                                                                              45,142
         2,608     Sterling Financial Corp. (WA)                                                                              83,378
         1,477     Stewart Information Services Corp.                                                                         50,779
           666 2,3 Stifel Financial Corp.                                                                                     22,111
         5,850     Strategic Hotel Capital, Inc.                                                                             116,707
           900     Suffolk Bancorp                                                                                            28,647
           400     Summit Bancshares, Inc.                                                                                    11,232
         1,081 2,3 Sun Bancorp, Inc.                                                                                          19,393
         1,666     Sun Communities, Inc.                                                                                      53,179
         4,000     Sunstone Hotel Investors, Inc.                                                                            113,440
           500     Superior Bancorp                                                                                            5,495
         3,430     Susquehanna Bankshares, Inc.                                                                               82,937
         2,290     Tanger Factory Outlet Centers, Inc.                                                                        75,341
           200     Taylor Capital Group, Inc.                                                                                  6,314
           800   3 Technology Investment Capital Corp.                                                                        11,496
           608 2,3 Tejon Ranch Co.                                                                                            24,812
         1,700 2,3 Texas Capital Bancshares, Inc.                                                                             33,065
         3,638     Texas Regional Bancshares, Inc., Class A                                                                  137,917
         1,000     Texas United Bancshares, Inc.                                                                              32,470
           100 2,3 The Enstar Group, Inc.                                                                                      9,102
           900 2,3 Thomas Weisel Partners Group, Inc.                                                                         13,536
         1,500     TierOne Corp.                                                                                              51,030
           724     Tompkins County TrustCo., Inc.                                                                             30,770
         1,500     Tower Group, Inc.                                                                                          45,030
         1,800 2,3 Tradestation Group, Inc.                                                                                   26,316
         2,500 2,3 Trammell Crow Co.                                                                                          86,150
           900   3 TriCo Bancshares                                                                                           22,347
           767 2,3 Triad Guaranty, Inc.                                                                                       38,258
         5,531   3 Trustco Bank Corp.                                                                                         60,896
         3,600     Trustmark Corp.                                                                                           114,156
         5,000     Trustreet Properties, Inc.                                                                                 66,550
         3,950     U-Store-It Trust                                                                                           75,287
         2,900 2,3 U.S.I. Holdings Corp.                                                                                      36,018
         7,500   3 UCBH Holdings, Inc.                                                                                       125,100
         2,200   3 UMB Financial Corp.                                                                                        75,614
           864     USB Holdings Co., Inc.                                                                                     18,999
         4,372   3 Umpqua Holdings Corp.                                                                                     114,065
           700     Union Bankshares Corp.                                                                                     30,205
         3,000     United Bankshares, Inc.                                                                                   106,890
         2,150     United Community Banks, Inc.                                                                               67,811
         1,992     United Community Financial Corp.                                                                           26,135
         1,500     United Fire & Casualty Co.                                                                                 44,790
           500 2,3 United PanAm Financial Corp.                                                                                9,545
           100     United Security Bancshares                                                                                  2,193
         2,200 2,3 Universal American Financial Corp.                                                                         27,280
         1,000     Universal Health Realty Trust, Inc.                                                                        32,550
           900     Univest Corp.                                                                                              26,325
         1,600     Urstadt Biddle Properties, Class A                                                                         26,992
           600   3 Vineyard National Bancorp                                                                                  16,728
         1,171 2,3 Virginia Commerce Bancorp, Inc.                                                                            27,460
           500     Virginia Financial Group, Inc.                                                                             21,000
         8,100     W Holding Co., Inc.                                                                                        42,687
           600     WSFS Financial Corp.                                                                                       36,912
         6,000     Waddell & Reed Financial, Inc., Class A                                                                   130,620
         3,102     Washington Real Estate Investment Trust                                                                   115,022
         1,000   3 Washington Trust Bancorp                                                                                   26,890
           200 2,3 Wauwatosa Holdings, Inc.                                                                                    3,284
         1,835     Wesbanco, Inc.                                                                                             54,224
         1,333   3 West Bancorp., Inc.                                                                                        23,150
         1,100     West Coast Bancorp                                                                                         33,374
         2,500   3 WestAmerica Bancorp.                                                                                      120,275
           700 2,3 Western Alliance Bancorp                                                                                   26,502
           100     Westfield Financial, Inc.                                                                                   2,895
           600     Willow Grove Bancorp, Inc.                                                                                  9,678
         1,200     Wilshire Bancorp, Inc.                                                                                     22,644
           900     Windrose Medical Properties Trust                                                                          13,365
         1,900     Winston Hotels, Inc.                                                                                       23,370
           600     Winthrop Realty Trust                                                                                       3,726
         1,999     Wintrust Financial Corp.                                                                                   95,972
         1,600 2,3 World Acceptance Corp.                                                                                     66,400
           800   3 Yardville National Bancorp                                                                                 27,744
         2,468     Zenith National Insurance Corp.                                                                            98,671
                      TOTAL                                                                                               20,838,848
                   HEALTH CARE--11.1%
         2,600 2,3 ADVENTRX Pharmaceuticals, Inc.                                                                              7,228
         1,993   2 AMN Healthcare Services, Inc.                                                                              44,763
         3,099 2,3 AVANIR Pharmaceuticals, Class A                                                                            20,794
         5,100 2,3 AVI BioPharma, Inc.                                                                                        14,433
         1,700 2,3 Abaxis, Inc.                                                                                               38,539
         1,200 2,3 Abiomed, Inc.                                                                                              16,392
         2,400 2,3 Acacia Research Corp.                                                                                      28,944
         1,200 2,3 Acadia Pharmaceuticals, Inc.                                                                                7,716
         2,400 2,3 Adams Respiratory Therapeutics, Inc.                                                                      107,328
         1,400 2,3 Adeza Biomedical Corp.                                                                                     21,280
         3,600   2 Adolor Corp.                                                                                               86,148
           800 2,3 Advanced Magnetics, Inc.                                                                                   25,656
         4,800   2 Affymetrix, Inc.                                                                                          103,536
         1,000 2,3 Air Methods Corp.                                                                                          19,250
         2,200 2,3 Akorn, Inc.                                                                                                 8,822
         2,394 2,3 Albany Molecular Research, Inc.                                                                            21,546
         2,503 2,3 Alexion Pharmaceuticals, Inc.                                                                              86,003
         4,200 2,3 Align Technology, Inc.                                                                                     28,392
         6,500   2 Alkermes, Inc.                                                                                            111,540
         1,000 2,3 Alliance Imaging, Inc.                                                                                      6,320
         3,021 2,3 Allscripts Healthcare Solutions, Inc.                                                                      57,580
         2,000 2,3 Alnylam Pharmaceuticals, Inc.                                                                              25,540
         3,045     Alpharma, Inc., Class A                                                                                    68,756
           200 2,3 Altus Pharmaceuticals, Inc.                                                                                 2,856
         1,400 2,3 Amedisys, Inc.                                                                                             53,466
         5,700 2,3 American Medical Systems Holdings, Inc.                                                                   104,025
         3,600   2 Amerigroup Corp.                                                                                          104,760
         2,500   2 Amsurg Corp.                                                                                               55,425
         1,400 2,3 Anadys Pharmaceuticals, Inc.                                                                                4,648
         1,195     Analogic Corp.                                                                                             54,659
         5,400 2,3 Andrx Group                                                                                               128,790
           700 2,3 AngioDynamics, Inc.                                                                                        16,100
         5,700   2 Applera Corp.                                                                                              76,950
         3,400 2,3 Apria Healthcare Group, Inc.                                                                               59,568
         3,000 2,3 Arena Pharmaceuticals, Inc.                                                                                31,050
         4,602 2,3 Ariad Pharmaceuticals, Inc.                                                                                19,190
         2,200 2,3 Array BioPharma, Inc.                                                                                      18,392
         1,474     Arrow International, Inc.                                                                                  46,770
         2,062 2,3 Arthrocare Corp.                                                                                           90,810
         1,200 2,3 Aspect Medical Systems, Inc.                                                                               17,580
         3,300 2,3 AtheroGenics, Inc.                                                                                         43,494
         1,000   2 Auxilium Pharmaceutical, Inc.                                                                               7,840
         1,300 2,3 Bentley Pharmaceuticals, Inc.                                                                              12,857
         1,400 2,3 Bio Rad Laboratories, Inc., Class A                                                                        92,246
         1,100 2,3 Bio-Reference Laboratories, Inc.                                                                           25,905
         2,100 2,3 BioCryst Pharmaceuticals, Inc.                                                                             23,940
         6,794   2 BioMarin Pharmaceutical, Inc.                                                                              99,260
         3,700   2 Bioenvision, Inc.                                                                                          17,094
         1,403 2,3 Biosite Diagnostics, Inc.                                                                                  54,689
         1,500 2,3 Bradley Pharmaceuticals, Inc.                                                                              15,210
         1,652   2 Bruker BioSciences Corp.                                                                                    9,648
           900     CNS, Inc.                                                                                                  20,448
         2,102   2 CONMED Corp.                                                                                               41,935
         3,657 2,3 CV Therapeutics, Inc.                                                                                      44,798
         1,965     Cambrex Corp.                                                                                              41,874
         1,800   2 Candela Corp.                                                                                              28,080
           800 2,3 Capital Senior Living Corp.                                                                                 8,168
           400   2 Caraco Pharmaceutical Laboratories, Ltd.                                                                    3,820
         3,790 2,3 Cell Genesys, Inc.                                                                                         18,609
         3,400 2,3 Centene Corp.                                                                                              55,250
         4,000 2,3 Cepheid, Inc.                                                                                              36,480
         1,400 2,3 Cerus Corp.                                                                                                 8,414
         1,926     Chemed Corp.                                                                                               70,838
           900 2,3 Coley Pharmaceutical Group, Inc.                                                                            9,792
         1,300 2,3 Combinatorx, Inc.                                                                                           9,191
           900     Computer Programs & Systems, Inc.                                                                          33,201
         1,300 2,3 Conceptus, Inc.                                                                                            19,643
         2,493 2,3 Connetics Corp.                                                                                            23,883
         2,200 2,3 Conor Medsystems, Inc.                                                                                     60,940
           514   2 Corvel Corp.                                                                                               13,184
           800 2,3 Cotherix, Inc.                                                                                              6,720
         2,700 2,3 Cross Country Healthcare, Inc.                                                                             48,249
         4,238 2,3 Cubist Pharmaceuticals, Inc.                                                                               97,135
         1,698 2,3 Cyberonics, Inc.                                                                                           36,388
         3,200 2,3 Cypress Biosciences, Inc.                                                                                  18,432
         1,100 2,3 Cytokinetics, Inc.                                                                                          6,402
         1,500   2 DJ Orthopedics, Inc.                                                                                       59,205
           959     Datascope Corp.                                                                                            29,470
         4,300 2,3 Decode Genetics, Inc.                                                                                      20,683
         6,600 2,3 Dendreon Corp.                                                                                             30,558
         2,783   2 Dendrite International, Inc.                                                                               25,353
         3,600 2,3 DepoMed, Inc.                                                                                              16,560
         1,600 2,3 Dexcom, Inc.                                                                                               19,024
         1,196 2,3 Digene Corp.                                                                                               50,483
         1,601   2 Dionex Corp.                                                                                               88,615
         1,925   2 Diversa Corp.                                                                                              18,018
         4,000 2,3 Durect Corp.                                                                                               12,600
         2,994 2,3 Eclipsys Corp.                                                                                             58,443
         1,900 2,3 Emageon, Inc.                                                                                              28,690
         2,300 2,3 Emisphere Technologies, Inc.                                                                               16,376
         3,300 2,3 Encore Medical Corp.                                                                                       20,658
         5,084 2,3 Encysive Pharmaceuticals, Inc.                                                                             19,878
         2,008 2,3 Enzo Biochem, Inc.                                                                                         25,883
         4,000   2 Enzon, Inc.                                                                                                32,040
           800 2,3 Ev3, Inc.                                                                                                  13,408
         5,855 2,3 Exelixis, Inc.                                                                                             52,109
         1,800   2 Five Star Quality Care, Inc.                                                                               19,440
        61,000     Five Star Quality Care, Inc., Rights                                                                            0
         1,300 2,3 Foxhollow Technologies, Inc.                                                                               33,787
           300   2 GTX, Inc.                                                                                                   2,613
         1,450 2,3 Genesis Healthcare Corp.                                                                                   70,426
         1,800 2,3 Genitope Corp.                                                                                              5,256
           400 2,3 Genomic Health, Inc.                                                                                        4,568
        12,800 2,3 Genta, Inc.                                                                                                20,224
         2,000   2 Gentiva Health Services, Inc.                                                                              32,180
         4,840 2,3 Geron Corp.                                                                                                30,928
         1,600   2 Greatbatch Technologies, Inc.                                                                              39,216
         1,964   2 Haemonetics Corp.                                                                                          86,161
         1,600 2,3 Hana Biosciences, Inc.                                                                                     12,256
         1,800   2 HealthExtras, Inc.                                                                                         46,728
         2,500 2,3 HealthTronics Surgical Services, Inc.                                                                      16,425
         1,000   2 Healthspring, Inc.                                                                                         18,610
         2,600 2,3 Healthways, Inc.                                                                                          139,672
           700 2,3 Hi-Tech Pharmacal Co., Inc.                                                                                11,473
         3,500 2,3 Hologic, Inc.                                                                                             157,185
         1,500 2,3 Horizon Health Corp.                                                                                       19,770
        10,300 2,3 Human Genome Sciences, Inc.                                                                               100,013
         2,600 2,3 Hythiam, Inc.                                                                                              13,260
         1,600 2,3 I-Flow Corp.                                                                                               17,504
         5,100 2,3 ICOS Corp.                                                                                                116,484
         1,100   2 ICU Medical, Inc.                                                                                          45,958
         1,700   2 IRIS International, Inc.                                                                                   20,434
         1,200 2,3 Idenix Pharmaceuticals, Inc.                                                                               10,980
         3,100   2 Illumina, Inc.                                                                                            118,513
         5,052   2 Immucor, Inc.                                                                                             100,585
         6,500   2 Incyte Genomics, Inc.                                                                                      27,690
         4,500 2,3 Indevus Pharmaceuticals, Inc.                                                                              23,580
         1,600   2 Integra Lifesciences Corp.                                                                                 58,976
         2,348 2,3 InterMune, Inc.                                                                                            37,498
         3,113 2,3 Intermagnetics General Corp.                                                                               84,425
         1,400 2,3 Intralase Corp.                                                                                            24,276
         2,263     Invacare Corp.                                                                                             47,591
         1,800 2,3 Inverness Medical Innovations, Inc.                                                                        53,532
         5,878 2,3 Isis Pharmaceuticals, Inc.                                                                                 35,327
         2,750 2,3 KV Pharmaceutical Co., Class A                                                                             52,113
         1,000 2,3 Kendle International, Inc.                                                                                 29,070
           700 2,3 Kensey Nash Corp.                                                                                          19,782
         2,800 2,3 Keryx Biopharmaceuticals, Inc.                                                                             32,200
         2,200   2 Kindred Healthcare, Inc.                                                                                   58,146
         3,100 2,3 Kyphon, Inc.                                                                                              105,586
         1,650     LCA Vision, Inc.                                                                                           71,198
           500 2,3 LHC Group, Inc.                                                                                            10,570
           700     Landauer, Inc.                                                                                             32,739
         4,750 2,3 Lexicon Genetics, Inc.                                                                                     20,948
         2,700 2,3 LifeCell Corp.                                                                                             77,139
         2,039 2,3 Luminex Corp.                                                                                              34,908
         6,100 2,3 MGI PHARMA, Inc.                                                                                           89,121
           200   2 MWI Veterinary Supply, Inc.                                                                                 7,494
         3,000 2,3 Magellan Health Services, Inc.                                                                            144,210
         1,500   2 Mannkind Corp.                                                                                             27,435
         2,500 2,3 Martek Biosciences Corp.                                                                                   69,825
         1,800 2,3 Matria Healthcare, Inc.                                                                                    44,406
         1,807   2 Maxygen, Inc.                                                                                              13,878
           900 2,3 MedCath Corp.                                                                                              18,918
         9,000 2,3 Medarex, Inc.                                                                                              84,150
           400 2,3 Medical Action Industries, Inc.                                                                             8,868
         3,800   2 Medicines Co.                                                                                              79,610
         4,300   3 Medicis Pharmaceutical Corp., Class A                                                                     118,508
         3,076   3 Mentor Corp.                                                                                              136,759
         1,900 2,3 Merge Technologies, Inc.                                                                                   13,490
         1,249     Meridian Bioscience, Inc.                                                                                  26,229
         2,554 2,3 Merit Medical Systems, Inc.                                                                                37,084
           900 2,3 Metabasis Therapeutics, Inc.                                                                                5,760
         1,371 2,3 Molecular Devices Corp.                                                                                    31,656
           900 2,3 Molina Healthcare, Inc.                                                                                    29,826
         1,200 2,3 Momenta Pharmaceuticals, Inc.                                                                              20,796
         8,700 2,3 Monogram Biosciences, Inc.                                                                                 14,790
         3,000 2,3 Myogen, Inc.                                                                                               92,580
         2,700 2,3 Myriad Genetics, Inc.                                                                                      66,474
         4,439 2,3 NPS Pharmaceuticals, Inc.                                                                                  17,312
         4,403 2,3 Nabi Biopharmaceuticals                                                                                    22,367
         1,900 2,3 Nastech Pharmaceutical Co.                                                                                 25,859
           500     National Healthcare Corp.                                                                                  23,095
         1,800 2,3 Natus Medical, Inc.                                                                                        22,050
         7,000 2,3 Nektar Therapeutics                                                                                       114,100
         3,300 2,3 Neurocrine Biosciences, Inc.                                                                               30,525
         1,100 2,3 Neurometrix, Inc.                                                                                          36,102
         1,000 2,3 New River Pharmaceuticals, Inc.                                                                            24,440
           100 2,3 Nighthawk Radiology Holdings, Inc.                                                                          1,988
         2,500 2,3 Northfield Laboratories, Inc.                                                                              30,250
           200   2 Northstar Neuroscience, Inc.                                                                                2,660
         5,600 2,3 Novavax, Inc.                                                                                              21,672
         1,801 2,3 Noven Pharmaceuticals, Inc.                                                                                35,588
         2,800 2,3 NuVasive, Inc.                                                                                             48,972
         3,766 2,3 Nuvelo, Inc.                                                                                               64,022
         1,500 2,3 NxStage Medical, Inc.                                                                                      12,855
         4,400   2 OSI Pharmaceuticals, Inc.                                                                                 146,916
         2,975 2,3 Odyssey Healthcare, Inc.                                                                                   53,580
         1,600 2,3 Omnicell, Inc.                                                                                             26,080
         3,400 2,3 Onyx Pharmaceuticals, Inc.                                                                                 53,414
         2,537   3 Option Care, Inc.                                                                                          28,693
         3,400 2,3 OraSure Technologies, Inc.                                                                                 31,756
         3,126     Owens & Minor, Inc.                                                                                        94,436
           900 2,3 PRA International                                                                                          20,826
         5,161   2 PSS World Medical, Inc.                                                                                   102,446
         2,500 2,3 Pain Therapeutics, Inc.                                                                                    20,825
         1,400 2,3 Palomar Medical Technologies, Inc.                                                                         53,326
         2,800   2 Panacos Pharmaceuticals, Inc.                                                                              13,440
         2,300 2,3 Par Pharmaceutical Cos., Inc.                                                                              35,052
         2,305   2 Parexel International Corp.                                                                                68,389
         1,900 2,3 Penwest Pharmaceuticals Co.                                                                                39,520
         2,878 2,3 Per-Se Technologies, Inc.                                                                                  68,698
        16,000 2,3 Peregrine Pharmaceuticals, Inc.                                                                            22,560
         6,074     Perrigo Co.                                                                                                96,212
         2,100 2,3 Pharmion Corp.                                                                                             36,162
         2,500   2 Phase Forward, Inc.                                                                                        27,925
         1,718     PolyMedica Industries, Inc.                                                                                66,504
         2,600 2,3 Pozen, Inc.                                                                                                19,630
         1,400   2 Progenics Pharmaceuticals, Inc.                                                                            30,744
         1,200 2,3 Providence Service Corp.                                                                                   29,484
         4,200   2 Psychiatric Solutions, Inc.                                                                               132,258
         1,700   2 Quidel Corp.                                                                                               16,218
           700 2,3 Radiation Therapy Services, Inc.                                                                           19,446
         3,012 2,3 Regeneron Pharmaceuticals, Inc.                                                                            41,144
         1,399   2 RehabCare Group, Inc.                                                                                      26,189
         1,600 2,3 Renovis, Inc.                                                                                              20,240
         1,200   2 Res-Care, Inc.                                                                                             22,824
         2,356 2,3 Rigel Pharmaceuticals, Inc.                                                                                24,031
         1,700   2 SFBC International, Inc.                                                                                   27,557
         3,850   2 Salix Pharmaceuticals Ltd.                                                                                 39,270
         2,800 2,3 Sangamo BioSciences, Inc.                                                                                  13,216
         2,600 2,3 Santarus, Inc.                                                                                             14,404
         4,600 2,3 Savient Pharmaceuticals, Inc.                                                                              27,140
         2,400 2,3 Sciele Pharma, Inc.                                                                                        49,056
         1,800 2,3 Senomyx, Inc.                                                                                              25,218
         2,100   2 Sirna Therapeutics, Inc.                                                                                   10,521
         1,100   2 Sirona Dental Systems, Inc.                                                                                36,729
         1,200   2 Solexa, Inc.                                                                                               10,632
           700   2 Somaxon Pharmaceuticals, Inc.                                                                               7,336
         1,387 2,3 SonoSight, Inc.                                                                                            44,772
         1,700 2,3 Spectranetics Corp.                                                                                        21,913
         1,200 2,3 Stereotaxis, Inc.                                                                                          10,260
         5,200     Steris Corp.                                                                                              120,484
         1,200   2 Sun Healthcare Group, Inc.                                                                                 10,404
         3,276 2,3 Sunrise Senior Living, Inc.                                                                                94,611
         3,926 2,3 SuperGen, Inc.                                                                                             13,074
         1,232 2,3 SurModics, Inc.                                                                                            44,044
         1,000   2 Symbion, Inc.                                                                                              18,810
         2,100 2,3 Symmetry Medical, Inc.                                                                                     30,513
         2,000 2,3 Tanox, Inc.                                                                                                28,520
         4,100 2,3 Telik, Inc.                                                                                                69,536
         3,400 2,3 ThermoGenesis Corp.                                                                                        12,852
         3,930 2,3 Thoratec Laboratories Corp.                                                                                54,234
         2,000 2,3 TriPath Imaging, Inc.                                                                                      12,500
         3,735 2,3 TriZetto Group, Inc.                                                                                       50,647
         1,390 2,3 Trimeris, Inc.                                                                                             13,205
         3,250 2,3 United Surgical Partners International, Inc.                                                               80,275
         1,873 2,3 United Therapeutics Corp.                                                                                 111,088
         6,500     Valeant Pharmaceuticals International                                                                     112,320
         2,560 2,3 Varian, Inc.                                                                                              115,149
         2,148 2,3 Ventana Medical Systems                                                                                   100,118
         2,200 2,3 Viasys Healthcare, Inc.                                                                                    56,672
         4,500   2 ViroPharma, Inc.                                                                                           35,010
           300   2 Visicu, Inc.                                                                                                3,906
         1,200 2,3 VistaCare, Inc., Class A                                                                                   13,968
         1,200   2 Vital Images, Inc.                                                                                         27,264
           401     Vital Signs, Inc.                                                                                          20,647
         2,284     West Pharmaceutical Services, Inc.                                                                         88,619
         2,200 2,3 Wright Medical Group, Inc.                                                                                 48,466
           900   2 Xenoport, Inc.                                                                                             15,642
           400     Young Innovations, Inc.                                                                                    14,000
           994 2,3 Zoll Medical Corp.                                                                                         34,949
         2,400 2,3 Zymogenetics, Inc.                                                                                         45,288
         3,925 2,3 eResearch Technology, Inc.                                                                                 33,206
         2,400   2 inVentiv Health, Inc.                                                                                      66,960
                      TOTAL                                                                                               11,031,296
                   INDUSTRIALS--12.6%
           700 2,3 3D Systems Corp.                                                                                           11,823
         1,500 2,3 A.S.V., Inc.                                                                                               22,890
         2,667 2,3 AAR Corp.                                                                                                  63,155
         3,204     ABM Industries, Inc.                                                                                       52,866
         3,900 2,3 ABX Air, Inc.                                                                                              21,021
           700 2,3 AMERCO                                                                                                     61,740
           700     Aaon, Inc.                                                                                                 16,352
         3,000 2,3 Acco Brands Corp.                                                                                          58,890
         1,000 2,3 Accuride Corp.                                                                                             11,000
         2,200     Actuant Corp.                                                                                              96,822
         3,277     Acuity Brands, Inc.                                                                                       143,303
         1,726     Administaff, Inc.                                                                                          54,559
         1,400   2 Advisory Board Co.                                                                                         64,862
         6,594 2,3 AirTran Holdings, Inc.                                                                                     82,689
         2,651 2,3 Alaska Air Group, Inc.                                                                                     98,432
         1,956     Albany International Corp., Class A                                                                        70,279
         2,200 2,3 American Commercial Lines, Inc.                                                                           120,890
         1,200     American Ecology, Inc.                                                                                     26,076
           400     American Railcar Industries, Inc.                                                                          11,060
         1,700 2,3 American Reprographics Co.                                                                                 54,366
           800   2 American Science & Engineering, Inc.                                                                       40,568
         2,400 2,3 American Superconductor Corp.                                                                              22,080
         1,100     American Woodmark Corp.                                                                                    37,378
           600     Ameron, Inc.                                                                                               33,798
           300     Ampco-Pittsburgh Corp.                                                                                      9,456
         2,500     Apogee Enterprises, Inc.                                                                                   35,925
         3,684     Applied Industrial Technologies, Inc.                                                                      85,899
           600   2 Argon ST, Inc.                                                                                             14,874
         2,084     Arkansas Best Corp.                                                                                        92,592
         1,261 2,3 Astec Industries, Inc.                                                                                     26,733
         1,700   2 Atlas Air Worldwide Holdings, Inc.                                                                         71,502
         2,400 2,3 Aviall, Inc.                                                                                              114,072
         5,700   2 BE Aerospace, Inc.                                                                                        141,075
           700     Badger Meter, Inc.                                                                                         15,232
         2,376     Baldor Electric Co.                                                                                        70,330
         2,000     Banta Corp.                                                                                                70,660
         2,756     Barnes Group, Inc.                                                                                         46,880
           200 2,3 Barrett Business Services, Inc.                                                                             4,300
         1,100 2,3 Basin Water, Inc.                                                                                           9,680
         3,600 2,3 Beacon Roofing Supply, Inc.                                                                                65,844
         3,472     Belden CDT, Inc.                                                                                          112,666
           800     BlueLinx Holdings, Inc.                                                                                     9,536
         2,955     Bowne & Co., Inc.                                                                                          40,986
         2,874     Brady (W.H.) Co.                                                                                           97,026
         3,800     Briggs & Stratton Corp.                                                                                    97,280
         2,175     Bucyrus International, Inc.                                                                               105,944
         1,000 2,3 Builders Firstsource, Inc.                                                                                 17,370
         4,559 2,3 CBIZ, Inc.                                                                                                 33,645
         1,151     CDI Corp.                                                                                                  22,502
         1,000     CIRCOR International, Inc.                                                                                 27,850
         4,118     CLARCOR, Inc.                                                                                             117,075
         1,600   2 COMSYS IT Partners, Inc.                                                                                   23,536
           900   2 CRA International, Inc.                                                                                    40,689
         5,800 2,3 Capstone Turbine Corp.                                                                                     10,614
           900     Cascade Corp.                                                                                              33,300
         1,609   2 Casella Waste Systems, Inc.                                                                                18,809
         1,400 2,3 Celadon Group, Inc.                                                                                        24,598
           200     Central Parking Corp.                                                                                       3,076
         3,900 2,3 Cenveo, Inc.                                                                                               74,607
         2,100 2,3 Ceradyne, Inc.                                                                                            102,669
         1,400 2,3 China BAK Battery, Inc.                                                                                     7,462
         1,300 2,3 Clean Harbors, Inc.                                                                                        47,957
         1,345 2,3 CoStar Group, Inc.                                                                                         58,333
         2,025   2 Coinstar, Inc.                                                                                             49,390
         1,100   2 Columbus McKinnon Corp.                                                                                    20,713
         2,600     Comfort Systems USA, Inc.                                                                                  35,802
         1,150 2,3 Commercial Vehicle Group, Inc.                                                                             20,712
           100     CompX International, Inc.                                                                                   1,619
           800 2,3 Consolidated Graphics, Inc.                                                                                39,352
           400 2,3 Cornell Corrections, Inc.                                                                                   6,596
         1,200     Cubic Corp.                                                                                                24,072
         3,364     Curtiss Wright Corp.                                                                                       97,758
         3,800     Deluxe Corp.                                                                                               64,600
         2,000   2 DiamondCluster International, Inc., Class A                                                                18,040
         2,000   2 Dollar Thrifty Automotive Group                                                                            89,520
           400 2,3 Dynamex, Inc.                                                                                               8,376
         1,000     Dynamic Materials Corp.                                                                                    30,760
         1,200   2 Dyncorp International, Inc., Class A                                                                       10,812
         1,300   3 EDO Corp.                                                                                                  29,172
         2,342 2,3 EGL, Inc.                                                                                                 102,837
           500   2 ENGlobal Corp.                                                                                              3,800
         1,866   2 ESCO Technologies, Inc.                                                                                    98,320
         1,379   2 Electro Rent Corp.                                                                                         20,451
         1,867   3 ElkCorp                                                                                                    46,563
         2,356 2,3 Emcor Group, Inc.                                                                                         121,381
         1,600 2,3 EnPro Industries, Inc.                                                                                     50,048
         1,950 2,3 Encore Wire Corp.                                                                                          69,206
         3,100 2,3 EnerSys, Inc.                                                                                              55,893
         3,075 2,3 Energy Conversion Devices, Inc.                                                                           103,474
         1,900     Ennis Business Forms, Inc.                                                                                 36,860
         1,700 2,3 Essex Corp.                                                                                                26,112
         1,751 2,3 Esterline Technologies Corp.                                                                               74,120
         5,400 2,3 Evergreen Solar, Inc.                                                                                      50,922
         1,200 2,3 Exponent, Inc.                                                                                             18,912
         2,900 2,3 ExpressJet Holdings, Inc.                                                                                  19,836
         2,950   2 FTI Consulting, Inc.                                                                                       77,438
         3,813     Federal Signal Corp.                                                                                       56,928
           400 2,3 First Advantage Corp., Class A                                                                              7,832
           900 2,3 First Consulting Group, Inc.                                                                                7,974
         1,100 2,3 Flanders Corp.                                                                                              9,922
         2,400     Florida East Coast Industries, Inc.                                                                       112,416
         2,200   2 Flow International Corp.                                                                                   29,700
         2,351     Forward Air Corp.                                                                                          75,444
         1,540     Franklin Electronics, Inc.                                                                                 73,258
         1,000     Freightcar America, Inc.                                                                                   53,660
         3,261 2,3 Frontier Airlines Holdings, Inc.                                                                           21,131
         3,940 2,3 Fuelcell Energy, Inc.                                                                                      34,790
         1,555     G & K Services, Inc., Class A                                                                              52,450
           800 2,3 Gehl Co.                                                                                                   22,096
         4,090 2,3 GenCorp, Inc.                                                                                              60,164
         3,767 2,3 General Cable Corp.                                                                                       134,482
         2,425 2,3 Genesee & Wyoming, Inc., Class A                                                                           63,802
         1,808 2,3 Genlyte Group, Inc.                                                                                       125,746
         1,100   2 Geo Group, Inc.                                                                                            45,342
         2,000   2 Global Cash Access LLC                                                                                     29,960
         1,200 2,3 Goodman Global, Inc.                                                                                       14,760
           700     Gorman Rupp Co.                                                                                            18,564
         7,618 2,3 GrafTech International Ltd.                                                                                40,909
         2,566   3 Granite Construction, Inc.                                                                                111,595
         1,100     Greenbrier Cos., Inc.                                                                                      30,558
         2,429 2,3 Griffon Corp.                                                                                              54,944
         1,100   2 H&E Equipment Services, Inc.                                                                               29,128
         1,991     Harland (John H.) Co.                                                                                      78,266
         2,050   3 Healthcare Services Group, Inc.                                                                            44,301
         4,800     Heartland Express, Inc.                                                                                    72,240
         1,758   3 Heico Corp.                                                                                                54,234
         1,622 2,3 Heidrick & Struggles International, Inc.                                                                   52,423
         2,000 2,3 Herley Industries, Inc.                                                                                    21,460
         6,369 2,3 Hexcel Corp.                                                                                               91,523
         1,100     Horizon Lines, Inc., Class A                                                                               17,600
         3,000   2 Hub Group, Inc.                                                                                            67,740
         2,300 2,3 Hudson Highland Group, Inc.                                                                                22,770
         1,100 2,3 Huron Consulting Group, Inc.                                                                               38,148
           300 2,3 ICT Group, Inc.                                                                                             7,470
         1,400 2,3 IHS, Inc., Class A                                                                                         44,394
         1,748   2 II-VI, Inc.                                                                                                32,355
         7,600   3 Ikon Office Solutions, Inc.                                                                               104,956
         1,600 2,3 Infrasource Services, Inc.                                                                                 29,728
         1,250 2,3 Innovative Solutions and Support, Inc.                                                                     18,938
         2,292   2 Insituform Technologies, Inc., Class A                                                                     49,393
         1,200     Insteel Industries, Inc.                                                                                   24,840
           600 2,3 Integrated Electrical Services, Inc.                                                                        9,804
         1,700 2,3 Interline Brands, Inc.                                                                                     37,060
           500     Interpool, Inc.                                                                                            10,060
         1,300 2,3 Ionatron, Inc.                                                                                              9,880
         5,978 2,3 Jacuzzi Brands, Inc.                                                                                       50,215
        13,400 2,3 Jet Blue Airways Corp.                                                                                    143,246
         1,400 2,3 K&F Industries Holdings, Inc.                                                                              22,428
         2,600   2 KForce Com, Inc.                                                                                           32,422
         1,028 2,3 Kadant, Inc.                                                                                               21,495
         2,041     Kaman Corp., Class A                                                                                       37,452
         2,368     Kaydon Corp.                                                                                               85,840
         1,520   3 Kelly Services, Inc., Class A                                                                              41,146
         1,300 2,3 Kenexa Corp.                                                                                               30,745
         4,272   3 Knight Transportation, Inc.                                                                                73,308
         2,000     Knoll, Inc.                                                                                                34,400
         3,108   2 Korn/Ferry International                                                                                   57,716
           700   2 L.B. Foster Co.                                                                                            17,115
         1,300 2,3 LECG Corp.                                                                                                 23,946
         1,475     LSI Industries, Inc.                                                                                       22,582
         4,170   2 Labor Ready, Inc.                                                                                          68,013
         1,200   2 Ladish Co., Inc.                                                                                           40,800
           800   2 Lamson & Sessions Co.                                                                                      22,424
           425     Lawson Products, Inc.                                                                                      15,517
           900 2,3 Layne Christensen Co.                                                                                      26,136
         1,072     Lindsay Manufacturing Co.                                                                                  28,687
           800 2,3 M & F Worldwide Corp.                                                                                      13,768
         2,987   2 MOOG, Inc., Class A                                                                                       103,619
           700 2,3 MTC Technologies, Inc.                                                                                     14,161
           800   2 Marten Transport Ltd.                                                                                      12,416
         1,412     McGrath Rentcorp.                                                                                          38,152
         1,499 2,3 Medis Technologies Ltd.                                                                                    33,278
         2,622 2,3 Mesa Air Group, Inc.                                                                                       22,182
           400   2 Middleby Corp.                                                                                             31,288
         4,600     Miller Herman, Inc.                                                                                       130,686
           400   2 Miller Industries, Inc.                                                                                     7,380
         2,076   3 Mine Safety Appliances Co.                                                                                 82,500
         2,852   2 Mobile Mini, Inc.                                                                                          87,328
         2,981     Mueller Industries, Inc.                                                                                  109,522
         1,900   2 Mueller Water Products, Inc.                                                                               30,115
           414   3 NACCO Industries, Inc., Class A                                                                            57,202
         1,527 2,3 NCI Building System, Inc.                                                                                  71,372
         2,327 2,3 NCO Group, Inc.                                                                                            61,549
         3,539   2 Navigant Consulting, Inc.                                                                                  67,524
         4,300   2 Navistar International Corp.                                                                               96,148
         3,400 2,3 Net 1 UEPS Technologies, Inc.                                                                              76,398
         1,986   3 Nordson Corp.                                                                                              90,363
         1,500 2,3 NuCo2, Inc.                                                                                                36,510
         1,975   2 Old Dominion Freight Lines, Inc.                                                                           64,346
         1,300   2 On Assignment, Inc.                                                                                        11,115
         4,362   2 Orbital Sciences Corp.                                                                                     78,123
           400 2,3 P.A.M. Transportation Services, Inc.                                                                       11,384
         3,900   2 PHH Corp.                                                                                                  97,539
           900     PW Eagle, Inc.                                                                                             26,145
         2,800     Pacer International, Inc.                                                                                  83,580
         1,800   2 PeopleSupport, Inc.                                                                                        21,654
         1,300 2,3 Perini Corp.                                                                                               29,406
         1,100   2 Pike Electric Corp.                                                                                        19,811
         4,300 2,3 Plug Power, Inc.                                                                                           17,372
           500   2 Powell Industries, Inc.                                                                                    11,715
         5,400   2 Power-One, Inc.                                                                                            34,128
           200   2 Quality Distribution, Inc.                                                                                  2,554
         1,200   2 RBC Bearings, Inc.                                                                                         26,784
         2,900 2,3 RailAmerica, Inc.                                                                                          29,116
         1,200     Raven Industries, Inc.                                                                                     35,772
         2,298     Regal Beloit Corp.                                                                                         91,346
         2,000   2 Republic Airways Holdings, Inc.                                                                            33,240
         3,700 2,3 Resources Connection, Inc.                                                                                 87,579
           847   3 Robbins & Myers, Inc.                                                                                      22,700
         2,290     Rollins, Inc.                                                                                              48,388
         1,500   2 Rush Enterprises, Inc.                                                                                     27,600
         3,000   2 SITEL Corp.                                                                                                 9,630
         1,301   2 Saia, Inc.                                                                                                 36,675
         1,400     Schawk, Inc.                                                                                               23,184
         1,660 2,3 School Specialty, Inc.                                                                                     53,120
           474 2,3 Sequa Corp., Class A                                                                                       38,422
         2,708     Simpson Manufacturing Co., Inc.                                                                            75,824
         2,900   2 Sirva, Inc.                                                                                                15,863
         4,700     SkyWest, Inc.                                                                                             113,975
         1,504     Smith (A.O.) Corp.                                                                                         64,461
         4,965 2,3 Spherion Corp.                                                                                             37,734
           200 2,3 Standard Parking Corp.                                                                                      6,252
         1,330     Standard Register                                                                                          16,359
           977     Standex International Corp.                                                                                26,731
           800   2 Sterling Construction Co., Inc.                                                                            21,104
         1,300   2 Superior Essex, Inc.                                                                                       39,910
         6,000     Synagro Technologies, Inc.                                                                                 23,820
           900 2,3 TAL International Group, Inc.                                                                              21,852
         1,500 2,3 Taleo Corp., Class A                                                                                       12,750
         5,200 2,3 Taser International, Inc.                                                                                  37,544
           700     Team, Inc.                                                                                                 17,304
         1,426 2,3 Tecumseh Products Co., Class A                                                                             25,312
         3,000 2,3 TeleTech Holdings, Inc.                                                                                    37,800
         2,452 2,3 Teledyne Technologies, Inc.                                                                                93,568
         1,322     Tennant Co.                                                                                                31,424
         4,187   2 Tetra Tech, Inc.                                                                                           67,118
           900     Titan International, Inc.                                                                                  16,236
           500   2 TransDigm Group, Inc.                                                                                      12,800
         2,121     Tredegar Industries, Inc.                                                                                  33,554
         1,029 2,3 Trex Co. Inc.                                                                                              29,018
         1,210 2,3 Triumph Group, Inc.                                                                                        58,068
         1,000 2,3 TurboChef Technologies, Inc.                                                                                9,970
         3,400     UAP Holding Corp.                                                                                          66,980
           900 2,3 US Xpress Enterprises, Inc., Class A                                                                       20,934
           600 2,3 USA Truck, Inc.                                                                                            11,490
           800   3 United Industrial Corp.                                                                                    35,992
         2,293   2 United Stationers, Inc.                                                                                   112,747
         1,238     Universal Forest Products, Inc.                                                                            62,878
           400 2,3 Universal Truckload Services, Inc.                                                                         14,020
         1,164   3 Valmont Industries, Inc.                                                                                   59,189
         1,500     Viad Corp.                                                                                                 48,720
         1,466     Vicor Corp.                                                                                                16,786
           774   2 Volt Information Science, Inc.                                                                             32,818
         2,372   3 Wabash National Corp.                                                                                      33,777
         3,435     Wabtec Corp.                                                                                               91,234
         2,300   2 Washington Group International, Inc.                                                                      124,200
         3,586   2 Waste Connections, Inc.                                                                                   134,045
           200     Waste Holdings, Inc.                                                                                        4,434
         1,466 2,3 Waste Services, Inc.                                                                                       13,798
         1,948     Watsco, Inc.                                                                                               86,335
         3,140     Watson Wyatt & Co. Holdings                                                                               103,494
         1,980   3 Watts Industries, Inc., Class A                                                                            57,677
         3,800   3 Werner Enterprises, Inc.                                                                                   68,400
         2,500 2,3 Williams Scotsman International, Inc.                                                                      53,325
         2,194     Woodward Governor Co.                                                                                      64,306
                      TOTAL                                                                                               12,565,540
                   INFORMATION TECHNOLOGY--16.5%
         3,000   2 24/7 Media, Inc.                                                                                           23,790
        29,000   2 3Com Corp.                                                                                                137,460
         2,900 2,3 AMIS Holdings, Inc.                                                                                        27,202
         2,770 2,3 ATMI, Inc.                                                                                                 73,599
         1,500 2,3 Access Integrated Technology, Inc., Class A                                                                13,500
         2,251 2,3 Actel Corp.                                                                                                30,524
         3,100 2,3 Actuate Software Corp.                                                                                     12,555
         8,900   2 Adaptec, Inc.                                                                                              39,160
           800 2,3 Ade Corp.                                                                                                  25,744
         4,800     Adtran, Inc.                                                                                              104,976
         2,100 2,3 Advanced Analogic Technologies, Inc.                                                                       19,761
         5,094 2,3 Advanced Digital Information Corp.                                                                         61,434
         2,169 2,3 Advanced Energy Industries, Inc.                                                                           28,067
         1,800   2 Advent Software, Inc.                                                                                      56,196
         5,594 2,3 Aeroflex, Inc.                                                                                             56,723
         4,300 2,3 Agile Software Corp.                                                                                       25,241
         2,679     Agilysys, Inc.                                                                                             41,980
         2,100 2,3 Altiris, Inc.                                                                                              36,246
         7,600 2,3 Amkor Technology, Inc.                                                                                     46,968
         2,800 2,3 Anadigics, Inc.                                                                                            15,456
         1,680   2 Anaren Microwave, Inc.                                                                                     30,022
        11,000   2 Andrew Corp.                                                                                               92,950
         2,430 2,3 Anixter International, Inc.                                                                               133,966
           900   2 Ansoft Corp.                                                                                               18,702
         2,600   2 Ansys, Inc.                                                                                               119,314
        21,900   2 Applied Micro Circuits Corp.                                                                               56,502
         5,479 2,3 Ariba, Inc.                                                                                                42,736
         7,900 2,3 Arris Group, Inc.                                                                                          84,451
         6,700 2,3 Art Technology Group, Inc.                                                                                 17,889
         3,779 2,3 Aspen Technology, Inc.                                                                                     45,688
         3,748 2,3 Asyst Technologies, Inc.                                                                                   26,124
         4,100 2,3 Atheros Communications                                                                                     67,732
        15,200 2,3 Avanex Corp.                                                                                               19,608
         2,900 2,3 Avid Technology, Inc.                                                                                     102,196
         3,900 2,3 Avocent Corp.                                                                                              99,762
         7,600 2,3 Axcelis Technologies, Inc.                                                                                 42,028
           900 2,3 Bankrate, Inc.                                                                                             27,081
        13,600 2,3 BearingPoint, Inc.                                                                                        108,800
           700     Bel Fuse, Inc.                                                                                             22,113
         4,792   2 Benchmark Electronics, Inc.                                                                               116,589
         8,300   2 Bisys Group, Inc.                                                                                         101,924
         1,522     Black Box Corp.                                                                                            62,569
         2,885     Blackbaud, Inc.                                                                                            60,181
         1,900 2,3 Blackboard Inc.                                                                                            53,827
         1,400 2,3 Blue Coat Systems, Inc.                                                                                    20,132
         5,800 2,3 Bookham, Inc.                                                                                              17,284
         6,220   2 Borland Software Corp.                                                                                     34,832
         2,200 2,3 Bottomline Technologies, Inc.                                                                              16,368
         4,010 2,3 Brightpoint, Inc.                                                                                          58,827
        21,000 2,3 Brocade Communications Systems, Inc.                                                                      131,460
         5,932 2,3 Brooks Automation, Inc.                                                                                    66,972
         3,724 2,3 C-COR Electronics, Inc.                                                                                    24,616
         2,100 2,3 CACI International, Inc., Class A                                                                         118,335
        34,200 2,3 CMG Information Services, Inc.                                                                             35,568
        11,100   2 CNET, Inc.                                                                                                 93,684
           100   2 CPI International, Inc.                                                                                     1,398
         3,500 2,3 CSG Systems International, Inc.                                                                            91,140
         2,850     CTS Corp.                                                                                                  41,069
         1,800 2,3 Cabot Microelectronics Corp.                                                                               53,604
         1,100   2 CalAmp Corp.                                                                                                6,919
           900   2 Carrier Access Corp.                                                                                        6,930
           100     Cass Information Systems, Inc.                                                                              5,001
         3,032   2 Checkpoint Systems, Inc.                                                                                   50,028
         4,400 2,3 Chordiant Software, Inc.                                                                                   12,012
         4,180 2,3 Ciber, Inc.                                                                                                27,170
         6,500   2 Cirrus Logic, Inc.                                                                                         45,305
         1,000 2,3 Click Commerce, Inc.                                                                                       14,910
         2,800 2,3 Cogent, Inc.                                                                                               39,620
         3,200     Cognex Corp.                                                                                               75,520
         2,244 2,3 Coherent, Inc.                                                                                             71,943
         1,821     Cohu, Inc.                                                                                                 27,643
           800 2,3 Color Kinetics, Inc.                                                                                       13,816
         4,100 2,3 CommScope, Inc.                                                                                           128,043
         1,500 2,3 Comtech Group, Inc.                                                                                        15,870
         1,875 2,3 Comtech Telecommunications Corp.                                                                           52,050
         2,000 2,3 Concur Technologies, Inc.                                                                                  26,120
        35,600 2,3 Conexant Systems, Inc.                                                                                     63,724
         1,400 2,3 Convera Corp.                                                                                               8,778
         2,100   2 Covansys Corp.                                                                                             31,143
         6,740   2 Credence Systems Corp.                                                                                     19,007
         2,100 2,3 Cybersource Corp.                                                                                          21,084
             4   2 CycleLogic, Inc.                                                                                                0
         3,100 2,3 Cymer, Inc.                                                                                               121,272
         2,218   2 DSP Group, Inc.                                                                                            53,143
         1,300 2,3 DTS, Inc.                                                                                                  24,206
         3,100     Daktronics, Inc.                                                                                           87,234
           500 2,3 DealerTrack Holdings, Inc.                                                                                  9,805
         1,600   2 Digi International, Inc.                                                                                   20,016
         2,790   2 Digital Insight Corp.                                                                                      65,844
         3,100   2 Digital River, Inc.                                                                                       139,004
         6,267 2,3 Digitas, Inc.                                                                                              51,703
         1,675   2 Diodes, Inc.                                                                                               60,116
         2,500   2 Ditech Networks, Inc.                                                                                      20,300
         3,000 2,3 Dycom Industries, Inc.                                                                                     53,970
         2,700   2 EMCORE Corp.                                                                                               19,062
           700 2,3 EMS Technologies, Inc.                                                                                     10,780
         1,100 2,3 EPIQ Systems, Inc.                                                                                         17,710
           200   2 Eagle Test Systems, Inc.                                                                                    3,332
         9,900 2,3 EarthLink Network, Inc.                                                                                    71,379
         2,300 2,3 Echelon Corp.                                                                                              18,354
         2,339   2 Electro Scientific Industries, Inc.                                                                        41,120
         4,300 2,3 Electronics for Imaging, Inc.                                                                              86,774
         6,200 2,3 Emulex Corp.                                                                                               92,318
         9,226 2,3 Entegris, Inc.                                                                                             87,186
         4,200 2,3 Epicor Software Corp.                                                                                      49,224
         2,000 2,3 Equinix, Inc.                                                                                             104,760
         2,400 2,3 Euronet Worldwide, Inc.                                                                                    60,984
         2,944   2 Exar Corp.                                                                                                 38,125
           850   2 Excel Technology, Inc.                                                                                     24,931
         9,600 2,3 Extreme Networks, Inc.                                                                                     36,576
         2,031 2,3 FEI Co.                                                                                                    44,235
         4,800 2,3 FLIR Systems, Inc.                                                                                        115,248
         2,173 2,3 FalconStor Software, Inc.                                                                                  14,776
           900 2,3 Fargo Electronics                                                                                          22,932
         3,237 2,3 Filenet Corp.                                                                                             103,001
        15,400 2,3 Finisar Corp.                                                                                              43,120
         3,200 2,3 FormFactor, Inc.                                                                                          137,184
         1,041   2 Forrester Research, Inc.                                                                                   27,795
        10,200 2,3 Foundry Networks, Inc.                                                                                    105,672
         4,741   2 Gartner Group, Inc., Class A                                                                               67,512
        18,500 2,3 Gateway, Inc.                                                                                              29,600
         3,000 2,3 Genesis Microchip, Inc.                                                                                    40,500
         1,000   2 Gerber Scientific, Inc.                                                                                    15,330
         2,000   3 Gevity HR, Inc.                                                                                            44,420
         2,000 2,3 Global Imaging Systems, Inc.                                                                               84,560
         5,800 2,3 Harmonic Lightwaves, Inc.                                                                                  29,290
           700 2,3 Heartland Payment Systems, Inc.                                                                            18,235
         6,400   3 Henry Jack & Associates, Inc.                                                                             120,768
           800 2,3 Hittite Microwave Corp.                                                                                    32,600
         1,760 2,3 Hutchinson Technology, Inc.                                                                                31,768
         4,100 2,3 Hypercom Corp.                                                                                             38,540
         4,100 2,3 Hyperion Solutions Corp.                                                                                  127,756
         1,200   2 I.D. Systems, Inc.                                                                                         20,304
           700 2,3 I2 Technologies, Inc.                                                                                       8,750
         1,600 2,3 IGATE Capital Corp.                                                                                         6,608
         1,544   2 IXYS Corp.                                                                                                 14,514
         7,464 2,3 Identix, Inc.                                                                                              59,115
         1,100 2,3 Ikanos Communications, Inc.                                                                                15,235
         2,500     Imation Corp.                                                                                             101,800
         2,200 2,3 InfoSpace.com, Inc.                                                                                        48,532
         2,524   2 InfoUSA, Inc.                                                                                              24,028
         1,800 2,3 Infocrossing, Inc.                                                                                         20,232
         6,400 2,3 Informatica Corp.                                                                                          89,408
         3,796 2,3 Insight Enterprises, Inc.                                                                                  64,304
           500     Integral Systems, Inc.                                                                                     14,910
         1,780     Inter-Tel, Inc.                                                                                            38,163
         4,200 2,3 Interdigital Communications Corp.                                                                         115,122
         2,218   2 Intergraph Corp.                                                                                           78,806
         3,783 2,3 Intermec, Inc.                                                                                             92,305
         1,850   2 Internap Network Services Corp.                                                                            22,478
         4,200 2,3 International Displayworks, Inc.                                                                           19,992
         2,800 2,3 Internet Capital Group, Inc.                                                                               24,696
         2,900 2,3 Internet Security Systems, Inc.                                                                            65,221
         2,900 2,3 Intervoice, Inc.                                                                                           18,328
         3,425 2,3 Interwoven, Inc.                                                                                           32,469
         1,500 2,3 Intevac, Inc.                                                                                              31,605
         2,000   2 Itron, Inc.                                                                                                93,080
         2,600 2,3 Ixia                                                                                                       24,102
         2,193 2,3 JDA Software Group, Inc.                                                                                   33,926
         1,600 2,3 Jupitermedia Corp.                                                                                         16,016
         2,050 2,3 Kanbay International, Inc.                                                                                 29,725
         3,700 2,3 Keane, Inc.                                                                                                53,354
         6,400 2,3 Kemet Corp.                                                                                                53,568
         2,400 2,3 Komag, Inc.                                                                                                91,944
         5,600 2,3 Kopin Corp.                                                                                                18,592
         2,415   2 Kronos, Inc.                                                                                               70,059
         4,994 2,3 Kulicke & Soffa Industries                                                                                 36,906
         5,331 2,3 LTX Corp.                                                                                                  28,787
         8,400 2,3 Lattice Semiconductor Corp.                                                                                49,560
         8,200 2,3 Lawson Software Inc.                                                                                       54,940
         2,400 2,3 Lightbridge, Inc.                                                                                          27,720
         3,500 2,3 Lionbridge Technologies, Inc.                                                                              21,035
         1,000 2,3 Liquidity Services, Inc.                                                                                   12,720
         1,664 2,3 Littelfuse, Inc.                                                                                           56,210
         1,700 2,3 Lo-Jack Corp.                                                                                              26,877
           600   2 Loral Space & Communications Ltd.                                                                          16,566
         3,026   2 MICROS Systems Corp.                                                                                      121,040
         3,000 2,3 MIPS Technologies, Inc.                                                                                    18,990
         2,500 2,3 MKS Instruments, Inc.                                                                                      51,675
         7,658 2,3 MPS Group, Inc.                                                                                            99,477
         1,458 2,3 MRO Software, Inc.                                                                                         30,793
         9,290 2,3 MRV Communications, Inc.                                                                                   22,110
         1,600     MTS Systems Corp.                                                                                          58,976
         3,800 2,3 Macrovision Corp.                                                                                          74,556
         2,100 2,3 Magma Design Automation                                                                                    15,204
         1,300 2,3 ManTech International Corp., Class A                                                                       36,647
         2,012 2,3 Manhattan Associates, Inc.                                                                                 42,373
         1,600   2 Mapinfo Corp.                                                                                              18,336
         1,400 2,3 Marchex, Inc., Class B                                                                                     17,850
         2,500 2,3 Mastec, Inc.                                                                                               32,675
         3,271   2 Mattson Technology, Inc.                                                                                   26,626
         1,479     Maximus, Inc.                                                                                              40,140
         1,400   2 Maxwell Technologies, Inc.                                                                                 25,284
        11,800 2,3 McData Corp., Class A                                                                                      37,760
           800   2 Measurement Specialties, Inc.                                                                              17,328
         5,900   2 Mentor Graphics Corp.                                                                                      81,302
         1,747 2,3 Mercury Computer Systems, Inc.                                                                             23,480
         2,786     Methode Electronics, Inc., Class A                                                                         22,288
         1,000 2,3 Metrologic Instruments, Inc.                                                                               14,410
         5,300 2,3 Micrel, Inc.                                                                                               56,604
           837 2,3 MicroStrategy, Inc., Class A                                                                               69,011
         5,208   2 Microsemi Corp.                                                                                           131,762
         3,500 2,3 Microtune, Inc.                                                                                            20,335
         2,689 2,3 Midway Games, Inc.                                                                                         25,277
         6,200 2,3 Mindspeed Technologies, Inc.                                                                               11,098
         1,000 2,3 MoSys, Inc.                                                                                                 7,180
         2,800 2,3 Mobility Electronics, Inc.                                                                                 15,736
         1,100 2,3 Monolithic Power Systems                                                                                   10,406
           500 2,3 Multi-Fineline Electronix, Inc.                                                                            12,430
         2,400 2,3 NIC, Inc.                                                                                                  13,224
         1,200 2,3 Neoware Systems, Inc.                                                                                      14,856
         1,400 2,3 Ness Technologies, Inc.                                                                                    15,456
         1,300 2,3 NetLogic Microsystems, Inc.                                                                                31,850
           968 2,3 NetRatings, Inc.                                                                                           12,032
         1,823   2 NetScout Systems, Inc.                                                                                     11,722
         2,700 2,3 Netgear, Inc.                                                                                              52,245
         3,000 2,3 Newport Corp.                                                                                              54,690
           200   2 Nextest Systems Corp.                                                                                       2,740
         2,700 2,3 Novatel Wireless, Inc.                                                                                     29,862
         9,252 2,3 Nuance Communications, Inc.                                                                                85,674
        11,300 2,3 ON Semiconductor Corp.                                                                                     71,077
           600 2,3 OPNET Technologies, Inc.                                                                                    7,596
         1,100 2,3 OSI Systems, Inc.                                                                                          19,789
           400   2 OYO Geospace Corp.                                                                                         21,576
         4,000 2,3 Omnivision Technologies, Inc.                                                                              76,000
         1,200 2,3 Online Resources Corp.                                                                                     12,588
         1,800 2,3 Open Solutions, Inc.                                                                                       49,770
         7,433 2,3 Openwave Systems, Inc.                                                                                     48,983
         1,485   2 Oplink Communications, Inc.                                                                                22,127
         5,400 2,3 Opsware, Inc.                                                                                              37,530
         1,200 2,3 Optical Communication Products, Inc.                                                                        2,136
         1,100 2,3 PDF Solutions, Inc.                                                                                        12,419
         1,800 2,3 PLX Technology, Inc.                                                                                       16,506
         2,661 2,3 Packeteer, Inc.                                                                                            24,348
         7,078 2,3 Palm, Inc.                                                                                                105,533
         8,220 2,3 Parametric Technology Corp.                                                                               127,081
         1,592     Park Electrochemical Corp.                                                                                 39,211
           900 2,3 Parkervision, Inc.                                                                                          5,733
         2,552   2 Paxar Corp.                                                                                                47,008
         3,300 2,3 Pegasus Wireless Corp.                                                                                     23,661
           700   3 Pegasystems, Inc.                                                                                           4,557
           900 2,3 Perficient, Inc.                                                                                           11,142
         1,984   2 Pericom Semiconductor Corp.                                                                                16,666
         6,100 2,3 Perot Systems Corp.                                                                                        81,252
         1,399   2 Photon Dynamics, Inc.                                                                                      14,857
         2,624 2,3 Photronics, Inc.                                                                                           36,657
         3,500     Plantronics, Inc.                                                                                          54,460
         3,358   2 Plexus Corp.                                                                                               83,681
         6,800   2 Polycom, Inc.                                                                                             150,960
         2,300   2 Portalplayer, Inc.                                                                                         24,886
         2,292 2,3 Power Integrations, Inc.                                                                                   36,443
         7,800 2,3 Powerwave Technologies, Inc.                                                                               61,932
         2,742 2,3 Presstek, Inc.                                                                                             22,018
         3,414   2 Progress Software Corp.                                                                                    77,259
           700     QAD, Inc.                                                                                                   5,320
         1,400   2 Quality Systems, Inc.                                                                                      46,368
        14,000   2 Quantum Corp. - DLT & Storage Systems                                                                      30,100
         4,600 2,3 Quest Software, Inc.                                                                                       62,882
         1,800 2,3 RAE Systems, Inc.                                                                                           6,642
        15,100 2,3 RF Micro Devices, Inc.                                                                                     93,016
         5,900 2,3 RSA Security, Inc.                                                                                        162,722
         2,200 2,3 Rackable Systems, Inc.                                                                                     46,904
         1,549 2,3 RadiSys Corp.                                                                                              32,668
         2,500 2,3 Radiant Systems, Inc.                                                                                      27,425
         1,800 2,3 Radyne Corp.                                                                                               20,124
         7,900   2 RealNetworks, Inc.                                                                                         78,921
         3,900 2,3 Redback Networks, Inc.                                                                                     60,294
           579   3 Renaissance Learning, Inc.                                                                                  8,013
         1,100 2,3 RightNow Technologies, Inc.                                                                                13,343
         1,200 2,3 Rofin-Sinar Technologies, Inc.                                                                             64,596
         1,316 2,3 Rogers Corp.                                                                                               75,012
         1,958 2,3 Rudolph Technologies, Inc.                                                                                 27,236
         5,500 2,3 S1 Corp.                                                                                                   23,650
         2,740 2,3 SAVVIS, Inc.                                                                                               74,583
           800   2 SI International, Inc.                                                                                     21,824
         1,216 2,3 SPSS, Inc.                                                                                                 32,868
         2,500 2,3 SRA International, Inc.                                                                                    60,475
         6,800 2,3 Safeguard Scientifics, Inc.                                                                                13,736
         2,020 2,3 Safenet, Inc.                                                                                              34,421
         6,300 2,3 Sapient Corp.                                                                                              30,240
         1,900   2 ScanSource, Inc.                                                                                           56,525
         3,852 2,3 Secure Computing Corp.                                                                                     21,417
         1,243 2,3 Semitool, Inc.                                                                                             11,038
         5,300   2 Semtech Corp.                                                                                              68,370
         4,000 2,3 SiRF Technology Holdings, Inc.                                                                             76,400
         2,200 2,3 Sigma Designs, Inc.                                                                                        19,976
         6,206   2 Silicon Image, Inc.                                                                                        65,659
         6,900 2,3 Silicon Storage Technology                                                                                 27,462
         1,400   2 Sirenza Microdevices, Inc.                                                                                 13,286
        11,900   2 Skyworks Solutions, Inc.                                                                                   52,241
         1,800 2,3 Smith Micro Software, Inc.                                                                                 22,968
         2,100   2 Sohu.com, Inc.                                                                                             44,310
         2,300 2,3 Sonic Solutions                                                                                            32,683
         4,164 2,3 Sonicwall, Inc.                                                                                            41,640
        18,400 2,3 Sonus Networks, Inc.                                                                                       82,432
         1,622   2 Standard Microsystems Corp.                                                                                43,113
           880     StarTek, Inc.                                                                                              11,713
         2,000     Stellent, Inc.                                                                                             18,800
           200   2 StorageNetworks, Inc.                                                                                           0
           850 2,3 Stratasys, Inc.                                                                                            23,511
         6,000 2,3 Stratex Networks, Inc.                                                                                     21,060
           900   2 SunPower Corp., Class A                                                                                    28,737
         1,031 2,3 Supertex, Inc.                                                                                             34,270
         6,200 2,3 Sybase, Inc.                                                                                              130,510
        13,600   2 Sycamore Networks, Inc.                                                                                    49,504
         2,200 2,3 Sykes Enterprises, Inc.                                                                                    35,904
         3,900 2,3 Symmetricom, Inc.                                                                                          27,612
         2,100 2,3 Synaptics, Inc.                                                                                            44,142
           500 2,3 Synnex Corp.                                                                                               10,290
           565   3 Syntel, Inc.                                                                                               11,786
         5,099   2 THQ, Inc.                                                                                                 115,696
         1,500   2 TNS, Inc.                                                                                                  30,900
         3,100   2 TTM Technologies                                                                                           34,224
         5,300 2,3 Take-Two Interactive Software, Inc.                                                                        56,763
         2,730     Talx Corp.                                                                                                 56,102
         3,038     Technitrol, Inc.                                                                                           75,282
         4,300 2,3 Tekelec, Inc.                                                                                              44,247
         2,230 2,3 Terremark Worldwide, Inc.                                                                                  10,035
         3,200 2,3 Tessera Technologies, Inc.                                                                                100,704
         1,400 2,3 The Knot, Inc.                                                                                             26,684
         1,800     TheStreet.com, Inc.                                                                                        16,956
        15,600   2 Tibco Software, Inc.                                                                                      124,176
         9,400 2,3 TranSwitch Corp.                                                                                           15,886
         2,941 2,3 Transaction Systems Architects, Inc., Class A                                                             108,876
        11,600 2,3 Transmeta Corp.                                                                                            15,660
           400   2 Travelzoo, Inc.                                                                                            11,824
         4,500 2,3 Trident Microsystems, Inc.                                                                                 77,490
        10,312 2,3 Triquint Semiconductor, Inc.                                                                               48,673
         2,700 2,3 Tyler Technologies, Inc.                                                                                   32,454
         8,100 2,3 UTStarcom, Inc.                                                                                            67,311
           987 2,3 Ulticom, Inc.                                                                                               9,801
         1,600 2,3 Ultimate Software Group, Inc.                                                                              33,184
         1,843   2 Ultratech, Inc.                                                                                            27,903
         4,400     United Online, Inc.                                                                                        48,004
         1,590 2,3 Universal Display Corp.                                                                                    19,891
         3,400 2,3 VA Software Corp.                                                                                          13,498
         1,700 2,3 VASCO Data Security International, Inc.                                                                    14,705
         7,600 2,3 ValueClick, Inc.                                                                                          109,516
         3,969   2 Varian Semiconductor Equipment Associates, Inc.                                                           125,817
         2,241 2,3 Veeco Instruments, Inc.                                                                                    49,929
         1,000 2,3 Verint Systems, Inc.                                                                                       27,350
         1,674   2 ViaSat, Inc.                                                                                               41,348
         2,210 2,3 Vignette Corp.                                                                                             28,708
         1,219 2,3 Viisage Technology, Inc.                                                                                   21,113
           600 2,3 Virage Logic Corp.                                                                                          5,112
         1,000 2,3 Volterra Semiconductor Corp.                                                                               14,580
         3,100   2 WebEx Communications, Inc.                                                                                106,268
         1,700 2,3 WebSideStory, Inc.                                                                                         20,791
         3,676 2,3 Websense, Inc.                                                                                             68,925
         6,100 2,3 Wind River Systems, Inc.                                                                                   50,447
         2,200   2 Witness Systems, Inc.                                                                                      35,046
         3,000   2 Wright Express Corp.                                                                                       89,850
         1,606     X-Rite, Inc.                                                                                               14,872
         5,725 2,3 Zhone Technologies, Inc.                                                                                    8,416
         3,893   2 Zoran Corp.                                                                                                62,483
         1,000   2 Zygo Corp.                                                                                                 15,510
         5,900 2,3 aQuantive, Inc.                                                                                           120,950
         1,300   2 eCollege.com                                                                                               26,533
         3,700   2 eFunds Corp.                                                                                               77,811
         2,259   2 eSpeed, Inc., Class A                                                                                      19,518
         3,800 2,3 iPass, Inc.                                                                                                19,304
         3,900 2,3 j2 Global Communications, Inc.                                                                            109,200
         4,700   2 webMethods, Inc.                                                                                           34,968
                      TOTAL                                                                                               16,486,931
                   MATERIALS--4.0%
           300   2 AEP Industries, Inc.                                                                                       13,398
         8,500 2,3 AK Steel Holding Corp.                                                                                    109,820
         1,666   3 AMCOL International Corp.                                                                                  38,601
         2,300   2 Aleris International, Inc.                                                                                 94,162
         1,198     American Vanguard Corp.                                                                                    17,671
         2,400     Aptargroup, Inc.                                                                                          123,600
         1,793     Arch Chemicals, Inc.                                                                                       63,544
           550     Balchem Corp.                                                                                              12,271
         4,100   3 Bowater, Inc.                                                                                              83,148
         1,455 2,3 Brush Engineered Materials, Inc.                                                                           33,567
         2,290 2,3 Buckeye Technologies, Inc.                                                                                 17,175
         3,400     CF Industries Holdings, Inc.                                                                               55,114
         3,051     Calgon Carbon Corp.                                                                                        18,489
         2,753 2,3 Caraustar Industries, Inc.                                                                                 19,436
           600     Castle (A.M.) & Co.                                                                                        19,848
         1,870   2 Century Aluminium Co.                                                                                      57,727
         1,706   2 Chaparral Steel Co.                                                                                       119,744
         1,429     Chesapeake Corp.                                                                                           20,363
         3,480   3 Cleveland Cliffs, Inc.                                                                                    125,802
        21,800 2,3 Coeur d'Alene Mines Corp.                                                                                 104,204
         2,000   3 Compass Minerals International, Inc.                                                                       53,420
           792     Deltic Timber Corp.                                                                                        39,109
         3,501     Ferro Corp.                                                                                                56,541
         2,236     Fuller (H.B.) Co.                                                                                          89,395
         2,883     Georgia Gulf Corp.                                                                                         73,401
         1,818     Gibraltar Industries, Inc.                                                                                 50,231
         3,257     Glatfelter (P.H.) Co.                                                                                      50,809
         5,300 2,3 Grace (W.R.) & Co.                                                                                         48,548
         5,100 2,3 Graphic Packaging Corp.                                                                                    19,482
         1,084     Greif Brothers Corp., Class A                                                                              75,024
         3,400 2,3 Headwaters, Inc.                                                                                           78,676
         9,900 2,3 Hecla Mining Co.                                                                                           52,074
         8,400   2 Hercules, Inc.                                                                                            116,760
           900   3 Innospec, Inc.                                                                                             22,203
           400     Koppers Holdings, Inc.                                                                                      7,668
           484     Kronos Worldwide, Inc.                                                                                     13,721
         2,072     MacDermid, Inc.                                                                                            56,006
         2,000   2 Mercer International, Inc.                                                                                 18,160
         2,200     Metal Management, Inc.                                                                                     62,656
         1,563     Minerals Technologies, Inc.                                                                                79,119
         2,059     Myers Industries, Inc.                                                                                     34,262
           622     NL Industries, Inc.                                                                                         5,996
         1,500     NN, Inc.                                                                                                   19,125
         1,100     Neenah Paper, Inc.                                                                                         32,384
         1,400     Newmarket Corp.                                                                                            69,692
         2,200 2,3 OM Group, Inc.                                                                                             77,264
         5,323     Olin Corp.                                                                                                 85,328
           500     Olympic Steel, Inc.                                                                                        17,585
         2,000 2,3 Omnova Solutions, Inc.                                                                                     12,060
         2,600 2,3 Oregon Steel Mills, Inc.                                                                                  120,224
           900   2 Pioneer Cos., Inc.                                                                                         23,634
         7,142   2 Polyone Corp.                                                                                              59,636
         2,755     Quanex Corp.                                                                                               99,979
         1,777 2,3 RTI International Metals                                                                                   81,884
         2,104     Rock-Tenn Co.                                                                                              36,168
         2,200   2 Rockwood Holdings, Inc.                                                                                    50,908
         1,700   3 Royal Gold, Inc.                                                                                           50,371
         1,967     Ryerson Tull, Inc.                                                                                         53,207
         1,700   3 Schnitzer Steel Industries, Inc., Class A                                                                  57,630
         2,459     Schulman (A.), Inc.                                                                                        53,803
         1,393     Schweitzer-Mauduit International, Inc.                                                                     28,180
         3,663     Sensient Technologies Corp.                                                                                73,040
         1,700     Silgan Holdings, Inc.                                                                                      62,917
         2,147     Spartech Corp.                                                                                             49,553
         1,200     Steel Technologies, Inc.                                                                                   27,852
           430     Stepan Co.                                                                                                 12,900
         3,090 2,3 Stillwater Mining Co.                                                                                      36,029
         2,501   2 Symyx Technologies, Inc.                                                                                   61,550
         6,300 2,3 Terra Industries, Inc.                                                                                     45,234
         1,906     Texas Industries, Inc.                                                                                     94,118
           600   3 Tronox, Inc., Class A                                                                                       7,848
         2,000     Tronox, Inc., Class B                                                                                      26,300
         1,900 2,3 U.S. Concrete, Inc.                                                                                        16,549
         3,495     Wausau-Mosinee Paper Corp.                                                                                 42,779
           800   2 Wheeling Pittsburgh Corp.                                                                                  17,728
         5,300     Worthington Industries, Inc.                                                                              108,226
         1,200 2,3 Zoltek Cos., Inc.                                                                                          27,696
                      TOTAL                                                                                                3,990,326
                   TELECOMMUNICATION SERVICES--1.2%
         3,600 2,3 AT Road, Inc.                                                                                              15,732
         3,800     Alaska Communications Systems Holdings, Inc.                                                               47,082
           100     Atlantic Telephone Network, Inc.                                                                            1,858
         5,160 2,3 Broadwing Corp.                                                                                            47,420
         1,840     CT Communications, Inc.                                                                                    45,963
           900   2 Cbeyond Communications, Inc.                                                                               16,092
         1,327   2 Centennial Cellular Corp., Class A                                                                          7,060
        19,100 2,3 Cincinnati Bell, Inc.                                                                                      76,591
         1,000 2,3 Cogent Communications Group, Inc.                                                                           8,970
         1,702     Commonwealth Telephone Enterprises, Inc.                                                                   57,034
         1,300     Consolidated Communications Holdings, Inc.                                                                 21,814
        19,400 2,3 Covad Communications Group, Inc.                                                                           31,040
        11,000 2,3 Dobson Communications Corp., Class A                                                                       73,810
         1,100   2 Eschelon Telecom, Inc.                                                                                     15,939
         2,100     FairPoint Communications, Inc.                                                                             31,101
         3,600 2,3 First Avenue Networks, Inc.                                                                                28,980
         4,376 2,3 General Communications, Inc., Class A                                                                      52,206
         1,457     Golden Telecom, Inc.                                                                                       36,017
         3,800 2,3 IDT Corp., Class B                                                                                         50,844
         2,500 2,3 Inphonic, Inc.                                                                                             16,400
         2,200     Iowa Telecommunication Services, Inc.                                                                      42,856
         1,600 2,3 NTELOS Holdings Corp.                                                                                      23,120
         1,129     North Pittsburgh Systems, Inc.                                                                             29,162
         5,000 2,3 Premiere Global Services, Inc.                                                                             36,650
         3,795   2 Price Communications Corp.                                                                                 65,881
           500     Shenandoah Telecommunications Co.                                                                          21,935
         1,100   3 SureWest Communications                                                                                    19,184
         1,400 2,3 Syniverse Holdings, Inc.                                                                                   19,572
         3,066 2,3 TALK America Holdings, Inc.                                                                                18,181
         5,500 2,3 Time Warner Telecom, Inc.                                                                                  92,125
         2,140   2 USA Mobility, Inc.                                                                                         36,915
         3,200 2,3 Vonage Holdings Corp.                                                                                      22,688
         3,900 2,3 Wireless Facilities, Inc.                                                                                   9,399
         1,400   2 iPCS, Inc.                                                                                                 65,254
                      TOTAL                                                                                                1,184,875
                   UTILITIES--2.7%
         1,900     Allete, Inc.                                                                                               88,198
         1,279     American States Water Co.                                                                                  48,410
        27,599   2 Aquila, Inc.                                                                                              122,540
         3,985     Avista Corp.                                                                                               99,545
         2,300     Black Hills Corp.                                                                                          82,409
         1,304     CH Energy Group, Inc.                                                                                      64,665
         1,227   3 California Water Service Group                                                                             44,908
         1,352     Cascade Natural Gas Corp.                                                                                  35,044
         3,780   3 Cleco Corp.                                                                                                93,442
         5,800     Duquesne Light Holdings, Inc.                                                                             112,926
         3,615 2,3 El Paso Electric Co.                                                                                       79,241
         2,361     Empire Distribution Electric Co.                                                                           52,579
           700     EnergySouth, Inc.                                                                                          22,575
         1,100     ITC Holdings Corp.                                                                                         34,221
         3,200   3 Idacorp, Inc.                                                                                             119,296
         1,597     Laclede Group, Inc.                                                                                        53,068
         1,542     MGE Energy, Inc.                                                                                           50,084
         3,300   3 NICOR, Inc.                                                                                               144,606
         2,121     New Jersey Resources Corp.                                                                                105,902
         2,096     Northwest Natural Gas Co.                                                                                  79,585
           400     Ormat Technologies, Inc.                                                                                   14,796
         2,171     Otter Tail Power Co.                                                                                       64,392
         4,700     PNM Resources, Inc.                                                                                       126,007
         2,800   3 Peoples Energy Corp.                                                                                      118,188
         5,300     Piedmont Natural Gas, Inc.                                                                                136,422
         2,300     Portland General Electric Co.                                                                              60,168
         1,164     SJW Corp.                                                                                                  30,625
         2,064     South Jersey Industries, Inc.                                                                              61,239
         2,878     Southwest Gas Corp.                                                                                        94,773
         2,271   3 Southwest Water Co.                                                                                        28,796
         1,942     UIL Holdings Corp.                                                                                         67,628
         2,606     UniSource Energy Corp.                                                                                     86,936
         3,600     WGL Holdings, Inc.                                                                                        108,108
         6,000     Westar Energy, Inc.                                                                                       138,600
                      TOTAL                                                                                                2,669,922
                      TOTAL COMMON STOCKS (IDENTIFIED COST $68,276,171)                                                   90,763,043
                   PREFERRED STOCK--0.0%
                   HEALTH CARE--0.0%
            76     Genesis Health Ventures, Inc., Pfd. (IDENTIFIED COST $28,732)                                                   0
                   U.S. TREASURY--1.0%
     1,020,000   4 United States Treasury Bill, 10/12/2006 (IDENTIFIED COST $1,009,933)                                    1,009,933
                   REPURCHASE AGREEMENTS-34.0%
  $  8,069,000     Interest in $3,200,000,000 joint repurchase agreement 5.29%, dated 7/31/2006 under which Bank           8,069,000
                   of America N.A. will repurchase U.S. Government Agency securities with various maturities to
                   6/1/2035 for $3,200,470,222 on 8/1/2006. The market value of the underlying securities at the end of the period was $3,264,000,000.
    13,000,000     Interest in $2,000,000,000 joint repurchase agreement 5.29%, dated 7/31/2006 under which Bear          13,000,000
                   Stearns and Co., Inc. will repurchase U.S. Government Agency securities with various maturities to 12/16/2040 for $2,000,293,889 on 8/1/2006. The market value of the underlying securities at the end of the period was $2,060,002,709 (purchased with proceeds from securities lending collateral).
    12,812,000     Interest in $2,000,000,000 joint repurchase agreement 5.29%, dated 7/31/2006 under which CS            12,812,000
                   First Boston Corp. will repurchase U.S. Government Agency securities with various maturities to
                   12/16/2045 for $2,000,293,889 on 8/1/2006. The market value of the underlying securities at the end of the period was $2,060,005,868 (purchased with proceeds from securities lending collateral).
                      TOTAL REPURCHASE AGREEMENTS (AT COST )                                                              33,881,000
                      TOTAL INVESTMENTS --- 126.1%                                                                       125,653,976
                      (IDENTIFIED COST $103,195,836)5
                      OTHER ASSETS AND LIABILITIES --- NET --- (26.1)%                                                  (25,990,840)
                      TOTAL NET ASSETS --- 100%                                                                       $   99,663,136


1 The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the Russell 2000 Index and minimizing trading costs. The total market value of open index futures contracts is $9,159,800 at July 31, 2006, which represents 9.2% of net assets. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the Index is 100.1%.

    At July 31, 2006, the Fund had the following open futures contracts:
                                        NUMBER OF          NOTIONAL                                        UNREALIZED
    CONTRACTS                           CONTRACTS          VALUE                   EXPIRATION DATE         DEPRECIATION
    Russell 2000 Index Futures          26                 $9,159,800              September 2006          $89,768

2    Non-income producing security.

3    All  or  a  portion  of  these   securities  are  temporarily  on  loan  to
     unaffiliated broker/dealers.

     As of July 31, 2006, securities subject to this type of arrangement and related collateral were as follows:
     MARKET VALUE OF SECURITIES LOANED        MARKET VALUE OF COLLATERAL
     $25,003,860                              $25,812,000

4 Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding long futures contracts.

5 At July 31, 2006, the cost of investments for federal tax purposes was $103,195,836. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation from futures contracts was $22,458,140. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $28,462,221 and net unrealized depreciation from investments for those securities having an excess of cost over value of $6,004,081.

    Note: The categories of investments are shown as a percentage of total net assets at July 31, 2006.


INVESTMENT VALUATION
Listed equity securities are valued at the last sale price or official closing price reported on a national securities exchange. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair market value. For U.S. Treasury and government agency securities, prices furnished by an independent pricing service are intended to be indicative of the bid prices currently offered to institutional investors for the securities. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.









ITEM 2.     CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS






SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  FEDERATED INDEX TRUST

BY          /S/ RICHARD A. NOVAK
                RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER
                             (INSERT NAME AND TITLE)

DATE        September 20, 2006


PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE DATES INDICATED.


BY          /S/ J. CHRISTOPHER DONAHUE
                J. CHRISTOPHER DONAHUE, PRINCIPAL EXECUTIVE OFFICER


DATE        September 20, 2006


BY          /S/ RICHARD A. NOVAK
                RICAHRD A. NOVAK, PRINCIPAL FINANCIAL OFFICER


DATE        September 20, 2006